UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2720

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Spartan®
Michigan Municipal Income
Fund

and

Fidelity®
Michigan Municipal Money
Market Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Spartan Michigan Municipal Income Fund

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan MI Municipal Income Fund	3.90%	7.06%	6.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Michigan Municipal Income Fund on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Spartan Michigan Municipal Income Fund

Comments from Doug McGinley, Portfolio Manager of Spartan® Michigan Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

The fund was up 3.90% during the past year, while the LipperSM Michigan Municipal Debt Funds Average rose 3.30% and the Lehman Brothers Michigan Enhanced Municipal Bond Index returned 4.13%. Michigan munis performed in line with most state muni markets, although continued low interest rates muted bond returns during the past year. Likely aiding the fund's outperformance of its Lipper peer group average was its large weighting in health care bonds, as well as security selection within that group. Health care bonds were helped by the ability of many Michigan hospitals to pass along price increases and enjoy decent reimbursement payments. In terms of security selection, Fidelity's credit analysis was valuable in positioning the fund in some of the better-performing hospitals and avoiding those that suffered the most. Also contributing to performance was the prerefunding of some of the fund's holdings, a process that generally boosted the prices of these securities. In addition, I continued to avoid positioning the fund to benefit from a specific interest rate outlook during the period, a strategy that helped performance given the volatility that characterized the past 12 months. In contrast, my decision to limit the fund's stake in lower-quality investment-grade muni bonds detracted from performance, as they generally outpaced higher-quality securities due to strong demand and improving business prospects for many of the sectors that dominate the group.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Spartan Michigan Municipal Income Fund
Actual	$ 1,000.00	$ 1,048.40	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49
Fidelity Michigan Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,004.70	$ 2.82
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.85

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Michigan Municipal Income Fund	.49%
Fidelity Michigan Municipal Money Market Fund	.56%

Annual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	50.7	49.2
Water & Sewer	11.6	11.1
Escrowed/Pre-Refunded	10.4	10.3
Health Care	8.6	9.1
Special Tax	5.7	5.7
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	12.2	12.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	6.5	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 65.9%	AAA 68.7%
AA,A 31.0%	AA,A 28.5%
BBB 0.9%	BBB 1.0%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Michigan Municipal Income Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value (Note 1)
Michigan - 97.1%
Anchor Bay School District 2000 School Bldg. & Site Series III, 5.25% 5/1/31	$ 9,300,000	$ 9,723,894
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	3,106,000	4,121,289
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,121,595
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,307,712
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,524,500
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,174,563
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,516,700
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,100,000	1,212,827
5.5% 5/1/26 (FGIC Insured)	3,000,000	3,238,980
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	1,755,000	1,989,591
5.5% 5/1/15 (FGIC Insured)	1,850,000	2,094,737
5.5% 5/1/16 (FGIC Insured)	1,000,000	1,122,660
5.5% 5/1/17 (FGIC Insured)	2,060,000	2,307,035
5.5% 5/1/20 (FGIC Insured)	2,000,000	2,223,540
Chippewa Valley Schools:
Series I, 5.375% 5/1/17	1,000,000	1,100,110
5.5% 5/1/17	1,125,000	1,262,216
Clarkston Cmnty. Schools:
5.375% 5/1/21	1,950,000	2,176,103
5.375% 5/1/22	1,150,000	1,278,996
Clintondale Cmnty. Schools 5.5% 5/1/15	2,205,000	2,261,183
Constantine Pub. Schools:
5% 5/1/25	2,250,000	2,352,038
5.5% 5/1/18	1,220,000	1,376,733
5.5% 5/1/19	1,245,000	1,410,398
5.5% 5/1/20	1,245,000	1,406,763
5.5% 5/1/21	1,250,000	1,405,150
Crawford Ausable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	1,100,000	1,228,183
Detroit City School District:
Series A:
5.5% 5/1/11 (FSA Insured)	2,000,000	2,264,980
5.5% 5/1/16 (FSA Insured)	1,500,000	1,678,860
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit City School District: - continued
Series A:
5.5% 5/1/17 (FGIC Insured)	$ 2,900,000	$ 3,244,375
5.5% 5/1/18 (FGIC Insured)	2,000,000	2,220,940
5.5% 5/1/18 (FSA Insured)	1,000,000	1,109,060
5.5% 5/1/20 (FSA Insured)	3,000,000	3,329,220
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,427,003
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/10 (MBIA Insured)	4,000,000	4,418,520
5% 9/30/11 (MBIA Insured)	3,000,000	3,320,910
5% 9/30/12 (MBIA Insured)	3,000,000	3,326,100
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,988,677
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,572,757
Series A, 5% 4/1/09 (FSA Insured) (a)	3,000,000	3,253,200
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,200,980
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,899,512
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,679,235
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,394,888
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	10,905,400
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,591,744
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,285,622
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,675,377
Series A:
5.5% 7/1/15 (FGIC Insured)	3,675,000	4,048,564
5.75% 7/1/11 (MBIA Insured)	3,025,000	3,479,476
5.875% 7/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	3,085,000	3,553,797
Series B, 5.5% 7/1/33 (FGIC Insured)	10,000,000	10,897,200
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,421,475
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,107,920
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27	1,170,000	1,246,366
5.375% 5/1/19	1,000,000	1,092,310
East China School District 5.5% 5/1/17	1,775,000	1,972,771
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	$ 1,425,000	$ 1,548,776
5% 5/1/17 (FSA Insured)	1,985,000	2,142,907
5.5% 5/1/17	1,690,000	1,871,033
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,446,689
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,369,425
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	430,000	455,830
Flushing Cmnty. Schools 5.25% 5/1/18	1,030,000	1,131,795
Gibraltar School District:
5.5% 5/1/18	1,200,000	1,354,164
5.5% 5/1/21	1,200,000	1,348,944
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,127,500
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,503,320
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,279,440
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,540,980
Howell Pub. Schools:
0% 5/1/10 (AMBAC Insured)	1,130,000	941,426
5% 5/1/11	2,250,000	2,480,063
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,170,467
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,082,800
0% 5/1/11 (FGIC Insured)	5,830,000	4,635,375
0% 5/1/12 (FGIC Insured)	1,420,000	1,070,964
5.25% 5/1/16	2,450,000	2,719,745
5.5% 5/1/18	2,525,000	2,809,542
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	1,375,000	1,332,650
Ingham, Eaton and Clinton Counties Lansing School District:
5% 5/1/19	4,450,000	4,768,131
5% 5/1/20	1,000,000	1,066,690
Jonesville Cmnty. Schools 5.75% 5/1/17 (FGIC Insured)	1,150,000	1,278,237
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,395,726
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,587,416
5.375% 1/15/12	2,505,000	2,674,864
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	$ 1,000,000	$ 1,116,410
5.375% 5/1/20	1,000,000	1,118,570
Lake Orion Cmnty. School District 5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,150,000	1,215,711
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,253,690
Lansing Cmnty. College 5.5% 5/1/14 (FGIC Insured)	3,400,000	3,842,748
Lansing Swr. Disp. Sys. Rev. 5% 5/1/11 (FGIC Insured)	1,050,000	1,159,253
Lawton Cmnty. Schools 5.5% 5/1/19	1,050,000	1,166,991
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,156,507
Livonia Pub. School District 5.875% 5/1/25 (Pre-Refunded to 5/1/10 @ 100) (d)	7,000,000	8,031,030
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (Pre-Refunded to 4/1/06 @ 102) (d)	2,750,000	2,930,153
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series I, 5.25% 10/15/11 (FSA Insured)	3,000,000	3,368,040
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,102,540
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,650,422
5.25% 5/15/16 (FSA Insured)	3,850,000	4,249,553
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,370,530
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,015,000	2,346,568
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,184,560
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	10,000,000	11,566,385
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	3,070,000	3,568,261
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	496,350
5.5% 3/1/14	1,300,000	1,412,255
5.5% 3/1/15	1,985,000	2,139,810
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (d)	520,000	534,711
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,086,710
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,180,740
Series A, 6% 11/15/19	1,945,000	2,071,756
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	$ 9,250,000	$ 9,371,730
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,607,175
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,301,545
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,555,032
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,209,609
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,352,854
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,611,200
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,200,940
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,311,370
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,953,487
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	619,220
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,495,270
5.625% 11/15/31	4,500,000	4,671,765
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,686,750
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	4,935,442
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,016,020
Series CA:
0% 6/15/07 (FSA Insured)	5,165,000	4,838,417
0% 6/15/13 (FSA Insured)	3,850,000	2,760,142
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	986,007
7.5% 11/1/09 (AMBAC Insured)	20,000	20,081
Series C:
5% 5/1/10	5,500,000	6,039,990
5% 5/1/11	2,075,000	2,284,658
5% 10/1/23	5,000,000	5,232,350
5.375% 10/1/19	1,980,000	2,206,948
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	2,000,000	2,194,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (b)(c)	$ 3,000,000	$ 3,031,500
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,059,750
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,234,650
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,519,462
7% 5/1/21 (AMBAC Insured)	8,520,000	11,269,148
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (b)(c)	2,080,000	2,098,741
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,833,505
5.5% 11/1/16	3,000,000	3,475,680
5.25% 10/1/16 (FSA Insured)	3,000,000	3,325,170
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,614,627
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,118,897
5.5% 5/1/17	1,005,000	1,116,977
5.5% 5/1/19	1,090,000	1,207,971
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,534,841
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,382,100
5.5% 5/1/16	1,000,000	1,113,330
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,315,742
5.625% 11/1/30 (MBIA Insured)	1,550,000	1,695,576
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,285,133
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,126,151
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,885,500
0% 5/1/13 (MBIA Insured)	1,700,000	1,224,646
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	1,515,000	1,625,277
Paw Paw Pub. School District 5.25% 5/1/25	4,100,000	4,340,834
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (Pre-Refunded to 5/1/07 @ 100) (d)	2,175,000	2,333,993
5.5% 5/1/11 (Pre-Refunded to 5/1/07 @ 100) (d)	2,350,000	2,521,785
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Plainwell Cmnty. School District:
5.5% 5/1/14	$ 1,000,000	$ 1,132,850
5.5% 5/1/16	1,000,000	1,129,200
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,797,191
5.25% 5/1/16	1,175,000	1,301,865
5.25% 5/1/17	2,125,000	2,348,359
5.25% 5/1/18	2,175,000	2,378,863
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	2,140,000	2,301,934
River Rouge School District 5% 5/1/19 (FGIC Insured)	7,690,000	8,196,387
Riverview Cmnty. School District:
5% 5/1/14	905,000	1,000,007
5% 5/1/15	955,000	1,044,990
5% 5/1/17	1,000,000	1,086,040
5% 5/1/18	1,000,000	1,080,360
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,252,496
5% 5/1/19 (MBIA Insured)	1,000,000	1,108,170
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,087,580
5.5% 1/1/14	4,000,000	4,137,680
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,494,512
5% 4/1/19 (AMBAC Insured)	1,475,000	1,586,731
Saint Joseph School District 5.5% 5/1/18	1,065,000	1,185,015
South Haven Pub. Schools:
5% 5/1/21 (FSA Insured)	1,450,000	1,538,001
5% 5/1/22 (FSA Insured)	1,350,000	1,426,086
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,112,290
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	1,425,000	1,562,228
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,134,757
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,130,134
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Southfield Pub. Schools: - continued
Series A:
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,135,536
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,136,305
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,071,344
5.25% 5/1/25 (FSA Insured)	2,000,000	2,158,900
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	4,974,284
Stockbridge Cmnty. Schools 5.625% 5/1/26	1,415,000	1,546,850
Sturgis Pub. School District 5.625% 5/1/30	3,000,000	3,267,420
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,844,687
5% 10/1/23 (MBIA Insured)	1,920,000	2,026,944
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	1,250,000	1,341,488
Troy School District 5% 5/1/15	2,135,000	2,336,181
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,244,170
5.25% 5/1/15	725,000	810,884
5.375% 5/1/16	2,250,000	2,528,010
5.5% 5/1/17	1,000,000	1,135,530
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,603,213
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured) (a)	1,000,000	1,104,050
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,141,160
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,141,160
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12 (MBIA Insured) (c)	2,500,000	2,676,375
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,104,310
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	3,000,000	3,292,980
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	899,623
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,115,890
Willow Run Cmnty. Schools County of Washtenaw 5.5% 5/1/16	1,630,000	1,807,523
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16	$ 1,710,000	$ 1,900,272
5.375% 5/1/18 (FSA Insured)	1,875,000	2,062,106
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,167,548
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,819,665
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,830,370
Zeeland Pub. Schools 5.25% 5/1/16 (MBIA Insured)	1,050,000	1,170,267
		543,701,667
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,613,450
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	900,000	983,322
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,144,100
		4,740,872
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $518,696,234)		548,442,539
NET OTHER ASSETS - 2.0%		11,440,826
NET ASSETS - 100%		$ 559,883,365
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	50.7%
Water & Sewer	11.6%
Escrowed/Pre-Refunded	10.4%
Health Care	8.6%
Special Tax	5.7%
Electric Utilities	5.1%
Others* (individually less than 5%)	7.9%
100.0%
*Includes net other assets
Income Tax Information
The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $5,726,000 or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $518,696,234) - See accompanying schedule		$ 548,442,539
Cash		12,523,196
Receivable for fund shares sold		99,567
Interest receivable		5,891,718
Prepaid expenses		2,146
Other affiliated receivables		15
Other receivables		13,650
Total assets		566,972,831

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,363,000
Payable for fund shares redeemed	844,074
Distributions payable	612,578
Accrued management fee	174,129
Other affiliated payables	51,000
Other payables and accrued expenses	44,685
Total liabilities		7,089,466

Net Assets		$ 559,883,365
Net Assets consist of:
Paid in capital		$ 528,325,162
Undistributed net investment income		106,864
Accumulated undistributed net realized gain (loss) on investments		1,705,034
Net unrealized appreciation (depreciation) on investments		29,746,305
Net Assets, for 46,249,207 shares outstanding		$ 559,883,365
Net Asset Value, offering price and redemption price per share ($559,883,365 ÷ 46,249,207 shares)		$ 12.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 25,274,775

Expenses
Management fee	$ 2,095,551
Transfer agent fees	441,643
Accounting fees and expenses	136,462
Non-interested trustees' compensation	3,187
Custodian fees and expenses	9,773
Registration fees	27,927
Audit	42,128
Legal	6,114
Miscellaneous	16,348
Total expenses before reductions	2,779,133
Expense reductions	(89,297)	2,689,836
Net investment income		22,584,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,019,576
Change in net unrealized appreciation (depreciation) on investment securities		(7,701,308)
Net gain (loss)		(1,681,732)
Net increase (decrease) in net assets resulting from operations		$ 20,903,207

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,584,939	$ 24,192,521
Net realized gain (loss)	6,019,576	9,472,392
Change in net unrealized appreciation (depreciation)	(7,701,308)	(1,715,675)
Net increase (decrease) in net assets resulting from operations	20,903,207	31,949,238
Distributions to shareholders from net investment income	(22,507,564)	(24,202,901)
Distributions to shareholders from net realized gain	(3,899,782)	-
Total distributions	(26,407,346)	(24,202,901)
Share transactions Proceeds from sales of shares	72,884,467	83,885,105
Reinvestment of distributions	18,252,560	16,889,514
Cost of shares redeemed	(87,145,890)	(119,376,217)
Net increase (decrease) in net assets resulting from share transactions	3,991,137	(18,601,598)
Redemption fees	2,127	7,727
Total increase (decrease) in net assets	(1,510,875)	(10,847,534)

Net Assets
Beginning of period	561,394,240	572,241,774
End of period (including undistributed net investment income of $106,864 and undistributed net investment income of $429,486, respectively)	$ 559,883,365	$ 561,394,240
Other Information Shares
Sold	5,988,507	6,902,116
Issued in reinvestment of distributions	1,506,099	1,391,625
Redeemed	(7,198,143)	(9,851,451)
Net increase (decrease)	296,463	(1,557,710)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 12.04	$ 11.47	$ 11.48	$ 10.87
Income from Investment Operations
Net investment income B	.491	.513	.532	.552 D	.570
Net realized and unrealized gain (loss)	(.026)	.180	.568	(.010) D	.610
Total from investment operations	.465	.693	1.100	.542	1.180
Distributions from net investment income	(.490)	(.513)	(.530)	(.552)	(.570)
Distributions from net realized gain	(.085)	-	-	-	-
Total distributions	(.575)	(.513)	(.530)	(.552)	(.570)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	- B, E	-
Net asset value, end of period	$ 12.11	$ 12.22	$ 12.04	$ 11.47	$ 11.48
Total Return A	3.90%	5.87%	9.78%	4.77%	11.19%
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.48%	.49%	.48%	.44%	.45%
Net investment income	4.05%	4.22%	4.51%	4.76% D	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 559,883	$ 561,394	$ 572,242	$ 505,534	$ 458,910
Portfolio turnover rate	12%	23%	17%	19%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/04	% of fund's investments 6/30/04	% of fund's investments 12/31/03
0 - 30	92.5	85.4	81.2
31 - 90	0.9	7.9	1.9
91 - 180	2.7	5.7	2.6
181 - 397	3.9	1.0	14.3
Weighted Average Maturity
	12/31/04	6/30/04	12/31/03
Fidelity Michigan Municipal Money Market Fund	21 Days	20 Days	44 Days
All Tax-Free Money Market Funds Average*	33 Days	33 Days	45 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Variable Rate Demand Notes (VRDNs) 85.7%	Variable Rate Demand Notes (VRDNs) 79.4%
Commercial Paper (including CP Mode) 3.1%	Commercial Paper (including CP Mode) 2.2%
Tender Bonds 0.9%	Tender Bonds 8.3%
Municipal Notes 2.8%	Municipal Notes 3.2%
Fidelity Municipal Cash Central Fund 3.8%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 1.4%	Other Investments 6.3%
Net Other Assets 2.3%	Net Other Assets 0.6%

Current and Historical Seven-Day Yields

	1/3/05	9/27/04	6/28/04	3/29/04	12/29/03
Fidelity Michigan Municipal Money Market Fund	1.42%	0.95%	0.57%	0.51%	0.68%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 97.7%
	Principal Amount	Value (Note 1)
Michigan - 93.0%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 5,145,000	$ 5,145,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.07%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 2.09%, LOC Northern Trust Co., Chicago, VRDN (a)	5,130,000	5,130,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,115,000	3,115,000
Detroit City School District Participating VRDN:
ROC II R1033, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	3,675,000	3,675,000
Series AAB 04 39, 2.04% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	5,800,000	5,800,000
Series PT 2158, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	1,000,000	1,000,000
Series ROC II R4004, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,770,000	5,770,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 2.11% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,500,000	2,500,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series 2002 G, 2.07% (Liquidity Facility Bank of America NA) (a)(f)	8,520,000	8,520,000
Series Merlots 00 I, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	9,300,000	9,300,000
Series Merlots 01 A103, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	10,010,000	10,010,000
Series Merlots 01 A112, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,095,000	5,095,000
Series Merlots 04 B2, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,800,000	5,800,000
Series Merlots B41, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,255,000	2,255,000
Series PA 1183, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,000,000	6,000,000
Series SGB 47, 2.04% (Liquidity Facility Societe Generale) (a)(f)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Wtr. Supply Sys. Rev. Participating VRDN: - continued
Series PA 1151, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 5,405,000	$ 5,405,000
Series Putters 200, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,370,000	5,370,000
Series Putters 345, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,495,000	8,495,000
Series SG 64, 2.02% (Liquidity Facility Societe Generale) (a)(f)	3,500,000	3,500,000
Series SGB 6, 2.04% (Liquidity Facility Societe Generale) (a)(f)	9,570,000	9,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 2.04% (Liquidity Facility Citibank NA, New York) (a)(f)	8,200,000	8,200,000
Dickinson County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series LB 04 F14, 2.05% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	4,750,000	4,750,000
East China School District TAN 2% 3/1/05	5,200,000	5,202,601
East Lansing School District Participating VRDN Series SGA 114, 2.02% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,020,000	6,020,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,000,000	1,000,000
Grand Rapids Economic Dev. Corp. (Cornerstone Univ. Proj.) 2.03%, LOC Nat'l. City Bank, VRDN (a)	2,000,000	2,000,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series PT 2466, 2.02% (Liquidity Facility WestLB AG) (a)(f)	5,175,000	5,175,000
Hartland Consolidated School District Participating VRDN Series MSTC 01 127 Class A, 2.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 2.09%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,435,000	2,435,000
Jackson Pub. Schools RAN Series B, 2.45% 5/23/05, LOC Comerica Bank, Detroit	1,500,000	1,504,798
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 2.04% (Liquidity Facility Citibank NA, New York) (a)(f)	3,195,000	3,195,000
Lowell Area Schools Bonds:
0% 5/1/15 (Pre-Refunded to 5/1/05 @ 49.0888) (e)	9,375,000	4,569,584
0% 5/1/20 (Pre-Refunded to 5/1/05 @ 33.6439) (e)	10,000,000	3,340,643
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A1, 2.3%, LOC Comerica Bank, Detroit, VRDN (a)	$ 6,000,000	$ 6,000,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series I, 5% 4/15/05	1,000,000	1,009,492
Participating VRDN:
Series EGL 01 2202, 2.04% (Liquidity Facility Citibank NA, New York) (a)(f)	3,000,000	3,000,000
Series Merlots 04 B10, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,115,000	5,115,000
Series MS 00 481X, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	2,670,000	2,670,000
Series MS 886, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	1,700,000	1,700,000
Series PT 2177, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,155,000	6,155,000
Series PT 2234, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,880,000	5,880,000
Series ROC II R 4551, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,205,000	5,205,000
Series ROC II R2064, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,755,000	2,755,000
Series ROC II R4057, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,210,000	2,210,000
Series Stars 101, 2.02% (Liquidity Facility BNP Paribas SA) (a)(f)	5,890,000	5,890,000
Michigan Gen. Oblig.:
Bonds:
(Multi-Modal Envir. Prog.) Series A, 1.95% tender 10/19/05 (Liquidity Facility DEPFA BANK PLC), CP mode	10,000,000	10,000,000
(Multi-Modal School Ln. Prog.) Series B, 2.2% tender 10/5/05, CP mode	3,250,000	3,250,000
Series 2002 D, 1.95% (FSA Insured), VRDN (a)	19,600,000	19,599,999
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN Series PA 1064, 2.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,420,000	7,420,000
2.03% (AMBAC Insured), VRDN (a)(d)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Health Care Equip. Ln. Prog.) Series B, 1.96%, LOC Standard Fed. Bank, VRDN (a)	4,000,000	4,000,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 2.01%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	8,970,000	8,970,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Series B:
1.96%, LOC Standard Fed. Bank, VRDN (a)	$ 2,100,000	$ 2,100,000
1.96%, LOC Standard Fed. Bank, VRDN (a)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 2.03%, LOC Fannie Mae, VRDN (a)(d)	5,600,000	5,600,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2000 A, 2.02% (MBIA Insured), VRDN (a)(d)	3,400,000	3,400,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series PT 01 556, 2.07% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	3,630,000	3,630,000
Series 1999 B2, 2.05% (MBIA Insured), VRDN (a)(d)	5,700,000	5,700,000
Series 2002 A, 2.05% (MBIA Insured), VRDN (a)(d)	5,000,000	5,000,000
Series 2003 C, 2.01% (FSA Insured), VRDN (a)(d)	3,000,000	3,000,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 2.04% (Liquidity Facility Citibank NA, New York) (a)(f)	9,500,000	9,500,000
Series MS 718, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	12,946,000	12,946,000
Series MSTC 02 204, 2.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	10,395,000	10,395,000
Series TOC 04 C, 2.02% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(f)	5,900,000	5,900,000
RAN Series B1, 3% 8/19/05	10,000,000	10,086,773
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	2,055,000	2,055,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 2.03% tender 1/5/05, CP mode (d)	5,900,000	5,900,000
Participating VRDN Series MS 00 382, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	2,000,000	2,000,000
(BC&C Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,560,000	1,560,000
(Biewer of Lansing LLC Proj.) Series 1999, 2.14%, LOC Standard Fed. Bank, VRDN (a)(d)	1,245,000	1,245,000
(Bosal Ind. Proj.) Series 1998, 2.1%, LOC Bank of New York, New York, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(Conti Properties LLC Proj.) Series 1997, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,560,000	2,560,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Creative Foam Corp. Proj.) 2.13%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
(Doss Ind. Dev. Co. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,200,000	2,200,000
(Fintex LLC Proj.) Series 2000, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,020,000	2,020,000
(Future Fence Co. Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,450,000	2,450,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 2.12%, LOC Nat'l. City Bank, VRDN (a)(d)	1,675,000	1,675,000
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 2.03%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,050,000	2,050,000
(John H. Dekker & Sons Proj.) Series 1998, 2.19%, LOC Standard Fed. Bank, VRDN (a)(d)	1,110,000	1,110,000
(K&M Engineering, Inc. Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,720,000	1,720,000
(LPB LLC Proj.) 2.13%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,800,000	2,800,000
(Majestic Ind., Inc. Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,820,000	1,820,000
(Mid-American Products, Inc. Proj.) Series 1998 2.13%, LOC Standard Fed. Bank, VRDN (a)(d)	1,635,000	1,635,000
(Orchestra Place Renewal Proj.) Series 2000, 2.03%, LOC ABN-AMRO Bank NV, VRDN (a)	5,800,000	5,800,000
(PBL Enterprises, Inc. Proj.) Series 1997, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,175,000	2,175,000
(Pioneer Laboratories, Inc. Proj.) 2.05%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,300,000	1,300,000
(S&S LLC Proj.) Series 2000, 2.18%, LOC Standard Fed. Bank, VRDN (a)(d)	2,700,000	2,700,000
(SBC Ventures LLC Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 2.12%, LOC Nat'l. City Bank, VRDN (a)(d)	2,160,000	2,160,000
(The Monarch Press, Inc. Proj.) Series 2000, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,900,000	1,900,000
(The Spiratex Co. Proj.) Series 1994, 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Trilan LLC Proj.) 2.13%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 3,500,000	$ 3,500,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 2.25%, LOC Comerica Bank, Detroit, VRDN (a)(d)	600,000	600,000
(Vent-Rite Valve Corp. Proj.) 2.09%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	705,000	705,000
(W.H. Porter, Inc. Proj.) Series 2001, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,550,000	3,550,000
(Windcrest Properties LLC Proj.) 2.08%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,300,000	4,300,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 2.09%, LOC JPMorgan Chase Bank, VRDN (a)	12,740,000	12,740,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.45%, VRDN (a)	2,700,000	2,700,000
2.5%, VRDN (a)	3,100,000	3,100,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 2.03%, LOC KBC Bank NV, VRDN (a)	3,195,000	3,195,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 2.14%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	11,895,000	11,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 2.09%, LOC JPMorgan Chase Bank, VRDN (a)	12,565,000	12,565,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,700,000	7,700,000
Wayne Charter County Arpt. Rev. Participating VRDN Series PT 2128, 2.08% (Liquidity Facility WestLB AG) (a)(d)(f)	1,260,000	1,260,000
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MS 98 56, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	7,465,000	7,465,000
Series MS 98 67, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	10,895,000	10,895,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 3,895,000	$ 3,895,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 2.04%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	11,000,000	11,000,000
		565,474,890
New York - 0.9%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 2.15% (Liquidity Facility Bank of New York, New York) (a)(d)(f)	5,500,000	5,500,000
	Shares
Other - 3.8%
Fidelity Municipal Cash Central Fund, 1.99% (b)(c)	23,236,900	23,236,900
TOTAL INVESTMENT PORTFOLIO - 97.7%		594,211,790
NET OTHER ASSETS - 2.3%		13,909,411
NET ASSETS - 100%		$ 608,121,201
Total Cost for Federal Income Tax Purposes $ 594,211,790
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,700,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	11/2/01	$ 5,700,000
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $101,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $113,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $594,211,790) - See accompanying schedule		$ 594,211,790
Cash		6,053,020
Receivable for fund shares sold		9,924,457
Interest receivable		2,116,548
Prepaid expenses		2,297
Other receivables		46,805
Total assets		612,354,917

Liabilities
Payable for fund shares redeemed	$ 3,900,077
Distributions payable	30,813
Accrued management fee	187,807
Other affiliated payables	86,159
Other payables and accrued expenses	28,860
Total liabilities		4,233,716

Net Assets		$ 608,121,201
Net Assets consist of:
Paid in capital		$ 607,853,254
Undistributed net investment income		5,885
Accumulated undistributed net realized gain (loss) on investments		262,062
Net Assets, for 607,619,085 shares outstanding		$ 608,121,201
Net Asset Value, offering price and redemption price per share ($608,121,201 ÷ 607,619,085 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 7,505,362

Expenses
Management fee	$ 2,218,743
Transfer agent fees	926,788
Accounting fees and expenses	84,946
Non-interested trustees' compensation	3,269
Custodian fees and expenses	10,371
Registration fees	34,940
Audit	32,444
Legal	5,523
Miscellaneous	43,852
Total expenses before reductions	3,360,876
Expense reductions	(101,864)	3,259,012
Net investment income		4,246,350
Net realized gain (loss) on investment securities		149,538
Net increase in net assets resulting from operations		$ 4,395,888

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,246,350	$ 3,565,354
Net realized gain (loss)	149,538	144,635
Net increase in net assets resulting from operations	4,395,888	3,709,989
Distributions to shareholders from net investment income	(4,272,226)	(3,565,354)
Distributions to shareholders from net realized gain	-	(115,393)
Total distributions	(4,272,226)	(3,680,747)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,467,990,554	1,271,889,015
Reinvestment of distributions	4,200,190	3,578,138
Cost of shares redeemed	(1,452,485,643)	(1,255,965,674)
Net increase (decrease) in net assets and shares resulting from share transactions	19,705,101	19,501,479
Total increase (decrease) in net assets	19,828,763	19,530,721

Net Assets
Beginning of period	588,292,438	568,761,717
End of period (including undistributed net investment income of $5,885 and $0, respectively)	$ 608,121,201	$ 588,292,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.006	.010	.023	.036
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.007	.006	.010	.023	.036
Distributions from net investment income	(.007)	(.006)	(.010)	(.023)	(.036)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	(.007)	(.006)	(.010)	(.023)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.73%	.63%	1.03%	2.35%	3.69%
Ratios to Average Net Assets B
Expenses before expense reductions	.57%	.56%	.56%	.56%	.57%
Expenses net of voluntary waivers, if any	.57%	.56%	.56%	.56%	.57%
Expenses net of all reductions	.55%	.55%	.52%	.52%	.57%
Net investment income	.72%	.61%	1.02%	2.32%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 608,121	$ 588,292	$ 568,762	$ 542,017	$ 507,223

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 29,943,810
Unrealized depreciation	(205,632)
Net unrealized appreciation (depreciation)	29,738,178
Undistributed long-term capital gain	1,385,619

Cost for federal income tax purposes	$ 518,704,361

The tax character of distributions paid for the income fund was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	22,507,564	24,202,901
Long-term Capital Gains	3,899,782	-
Total	$ 26,407,346	$ 24,202,901

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $67,849,005 and $72,519,006, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Michigan Municipal Income Fund	.25%	.13%	.38%
Fidelity Michigan Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Michigan Municipal Money Market Fund	$ 147,974

Annual Report

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Michigan Municipal Income Fund	$ 9,258	$ 80,039
Fidelity Michigan Municipal Money Market Fund	10,268	91,596

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Michigan Municipal Money Market (2001) and Spartan Michigan Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Trustee of Fidelity Municipal Trust and Fidelity Municipal Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997 or 2000

Vice President of Michigan Municipal Money Market (2000) and Spartan Michigan Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Michigan Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Michigan Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Michael Widrig (41)

Year of Election or Appointment: 2004

Vice President of Michigan Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Douglas T. McGinley (39)

Year of Election or Appointment: 2004

Vice President of Spartan Michigan Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Michigan Municipal Money Market and Spartan Michigan Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present) and Fidelity Management & Research (Far East) Inc. (2001-present); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of Michigan Municipal Money Market (1990) and Spartan Michigan Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Spartan Michigan Municipal Income Fund voted to pay on February 7, 2005, to shareholders of record at the opening of business on February 4, 2005, a distribution of $.035 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, 100% and 100% of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 2.51% and 26.86% of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Spartan Michigan Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan Michigan Municipal Income Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

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Annual Report

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Spartan®

Minnesota Municipal Income

Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® MN Municipal Income Fund	3.92%	6.57%	6.37%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Minnesota Municipal Income Fund on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Spartan® Minnesota Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. Despite fears that munis might not react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the year ending December 31, 2004, the fund returned 3.92%, while the LipperSM Minnesota Municipal Debt Funds Average rose 3.87% and the Lehman Brothers Minnesota Enhanced Municipal Bond Index gained 4.22%. Minnesota municipal bonds performed in line with the national muni market, as stronger economic conditions both nationally and within the state helped boost revenues for many municipal issuers, but detracted from bond returns as interest rates rose. I believe the fund's outperformance of its Lipper peer group average was aided by my approach to managing the fund's interest rate sensitivity. I avoided positioning the fund to benefit from a specific interest rate outlook, a strategy that was particularly advantageous given the uncertainty surrounding the future level of interest rates. Also aiding performance were my decisions about when to own bonds of various maturities at various times. Detracting from performance was my emphasis on higher-quality bonds in a year when lower-quality investment-grade and non-investment-grade munis outperformed due to strong investor demand for their higher yields, which helped cushion the price declines munis experienced at times. The fund also held some bonds issued in Puerto Rico, which are free from taxes in all 50 states and were, at times, attractive alternatives to Minnesota bonds due to their structural characteristics - such as their coupons or call features - as well as their prices.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Actual	$ 1,000.00	$ 1,046.00	$ 2.57
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.62	$ 2.54

* Expenses are equal to the Fund's annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	51.7	50.2
Electric Utilities	13.9	12.9
Health Care	12.3	10.9
Transportation	5.3	4.6
Special Tax	4.7	4.3
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	12.8	13.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	6.2	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 60.8%	AAA 56.8%
AA,A 34.4%	AA,A 36.3%
BBB 3.5%	BBB 2.8%
BB and Below 0.0%	BB and Below 1.1%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value (Note 1)
Minnesota - 94.2%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	$ 1,880,000	$ 1,998,327
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (c)	3,950,000	4,452,559
Brainerd Independent School District #181 Series A:
5.375% 2/1/17 (FGIC Insured)	4,705,000	5,264,001
5.375% 2/1/19 (FGIC Insured)	2,700,000	2,994,327
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured)	6,000,000	6,223,140
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,083,200
Series A, 5% 2/1/19 (FSA Insured)	580,000	621,308
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured)	2,000,000	2,187,660
Hastings Independent School District #200 Series A, 5% 2/1/22	4,750,000	4,917,865
Hopkins Independent School District #270:
5% 2/1/11	1,250,000	1,380,513
5% 2/1/16 (FGIC Insured)	1,350,000	1,463,535
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,106,228
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured)	1,220,000	1,299,886
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,165,010
5% 4/1/16 (FSA Insured)	2,065,000	2,255,558
5% 4/1/17 (FSA Insured)	2,165,000	2,351,969
5% 4/1/18 (FSA Insured)	1,260,000	1,363,244
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured)	1,000,000	1,065,540
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,605,000	1,726,515
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17	1,120,000	1,163,400
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2004 A:
5% 9/1/07 (a)	1,350,000	1,419,107
5% 9/1/12 (a)	875,000	956,366
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	835,736
6% 12/1/19	2,415,000	2,635,683
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.: - continued
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	$ 4,500,000	$ 4,578,750
Minneapolis & Saint Paul Metropolitan Arpts. Commission Series 13, 5.25% 1/1/11 (b)	2,840,000	3,070,324
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,473,246
Series 2000 A, 5.75% 1/1/32 (FGIC Insured)	1,000,000	1,097,100
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	1,000,000	1,044,320
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,775,150
Series A, 5% 1/1/19 (AMBAC Insured)	4,000,000	4,208,400
Series B:
5.25% 1/1/11 (AMBAC Insured) (b)	3,475,000	3,709,146
5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,493,333
5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,096,180
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,322,350
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,662,689
0% 9/1/08 (MBIA Insured)	4,600,000	4,153,892
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,701,099
Series B, 5.1% 9/1/08	2,000,000	2,037,620
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,932,713
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.) Series 1997 A, 5.25% 12/1/24	1,900,000	1,971,858
Minneapolis Spl. School District #1:
5% 2/1/15 (MBIA Insured)	1,020,000	1,108,434
5.3% 2/1/14 (Pre-Refunded to 2/1/08 @ 100) (c)	3,275,000	3,523,343
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13	2,575,000	2,700,428
5.5% 2/1/21 (MBIA Insured)	1,305,000	1,415,077
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	3,000,000	3,277,470
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (b)	1,000,000	1,022,940
5% 8/1/16	3,500,000	3,824,590
5% 8/1/18	10,775,000	11,713,170
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5.2% 5/1/07	$ 3,750,000	$ 3,892,688
5.25% 8/1/13	755,000	829,428
5.5% 6/1/17	2,150,000	2,383,469
Minnesota Higher Ed. Facilities Auth. Rev.:
(Carleton College Proj.):
Series 3L 1, 5.75% 11/1/12	2,000,000	2,085,000
Series 4N, 5% 11/1/18	2,000,000	2,099,080
(Hamline Univ. Proj.):
Series 4I, 6% 10/1/12	2,000,000	2,098,040
Series 5B, 5.95% 10/1/19	600,000	642,522
(Saint Johns Univ. Proj.) Series 4L, 5.4% 10/1/22	3,500,000	3,657,115
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17	1,500,000	1,572,720
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series H, 6.5% 1/1/26 (b)	1,410,000	1,416,260
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series B, 5% 3/1/08	2,500,000	2,698,700
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev.:
Series A:
5% 3/1/16	1,000,000	1,046,530
6% 3/1/07	2,605,000	2,807,044
Series B:
5.125% 3/1/13 (Pre-Refunded to 3/1/09 @ 100) (c)	1,000,000	1,103,800
5.125% 3/1/15 (Pre-Refunded to 3/1/09 @ 100) (c)	5,000,000	5,519,000
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	654,593
5.6% 6/1/15	590,000	659,756
5.65% 6/1/16	625,000	693,556
5.7% 6/1/17	900,000	1,010,367
5.75% 6/1/18	975,000	1,098,513
5.75% 6/1/19	1,050,000	1,182,458
5.8% 6/1/20	1,000,000	1,127,560
5.875% 6/1/22	2,425,000	2,749,732
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,336,180
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,077,010
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series B, 4.75% 1/1/20 (AMBAC Insured)	3,500,000	3,611,265
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.: - continued
5.25% 1/1/13 (FSA Insured)	$ 1,500,000	$ 1,642,500
5.375% 1/1/14 (FSA Insured)	8,500,000	9,363,940
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	2,625,000	2,826,731
Series A:
5.75% 2/1/11	2,420,000	2,751,129
5.75% 2/1/12	3,100,000	3,500,427
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	3,008,176
Series B, 5% 2/1/13	2,000,000	2,159,500
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	794,246
5% 1/1/13 (AMBAC Insured)	800,000	887,704
5% 1/1/15 (AMBAC Insured)	715,000	780,330
Prior Lake Ind. School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured)	1,500,000	1,658,835
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,653,242
Robbinsdale Independent School District #281:
5% 2/1/09	2,035,000	2,218,415
5% 2/1/16 (FSA Insured)	3,425,000	3,713,043
5% 2/1/17 (FSA Insured)	2,535,000	2,735,088
5% 2/1/18 (FSA Insured)	2,520,000	2,709,151
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	5,031,818
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,126,990
5.9% 11/15/09	1,000,000	1,141,400
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	1,015,000	1,097,611
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,781,179
5.875% 5/1/30 (FSA Insured)	4,000,000	4,467,960
6.25% 5/1/20 (FSA Insured)	2,760,000	3,167,266
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,027,980
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,113,500
Saint Louis Park Independent School District #283:
5.65% 2/1/16	2,630,000	2,894,157
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Saint Louis Park Independent School District #283: - continued
5.75% 2/1/20	$ 3,765,000	$ 4,152,946
Saint Michael Independent School District #885 5% 2/1/27 (FSA Insured)	7,000,000	7,269,920
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,265,913
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21	1,060,000	1,164,951
Series A, 5% 2/1/17 (FSA Insured)	220,000	238,676
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,128,013
5% 2/1/17 (FSA Insured)	1,300,000	1,421,537
5% 2/1/18 (FSA Insured)	395,000	426,817
5.8% 2/1/12	1,200,000	1,203,432
Series C, 5% 2/1/21	1,000,000	1,060,410
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (FSA Insured)	2,500,000	2,682,150
Saint Paul Port Auth. Lease Rev.:
Series 2003 11, 5.25% 12/1/20	3,000,000	3,292,650
Series 2003 12, 5.25% 12/1/18	3,185,000	3,528,502
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,500,000	2,524,350
South Washington County Independent School District #833 Series A:
5.4% 2/1/15	3,925,000	4,280,173
5.5% 2/1/19 (MBIA Insured)	1,000,000	1,098,520
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A:
5% 1/1/10 (AMBAC Insured)	1,615,000	1,770,686
5% 1/1/12 (AMBAC Insured)	2,660,000	2,943,689
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	2,803,293
5% 1/1/10 (MBIA Insured)	2,720,000	2,982,208
5.25% 1/1/16 (AMBAC Insured)	3,360,000	3,800,798
5% 1/1/07 (AMBAC Insured)	2,815,000	2,964,167
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,280,219
5% 2/1/16 (MBIA Insured)	2,230,000	2,432,283
5% 2/1/17 (MBIA Insured)	2,400,000	2,603,736
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,068,980
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Waconia Independent School District #110 Series A:
5% 2/1/08 (FSA Insured)	$ 800,000	$ 862,464
5% 2/1/09 (FSA Insured)	850,000	927,639
5% 2/1/10 (FSA Insured)	900,000	988,983
Washington County Gen. Oblig. 5.5% 2/1/21	1,450,000	1,593,565
Wayzata Ind. School District #284:
Series 2002 A, 4.5% 2/1/08	1,920,000	2,038,118
Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,106,003
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/30 (MBIA Insured)	1,000,000	1,033,920
5.375% 1/1/08 (AMBAC Insured)	3,900,000	4,090,476
5.4% 1/1/09 (AMBAC Insured)	4,325,000	4,535,974
5.5% 1/1/11 (AMBAC Insured)	1,000,000	1,049,750
5.5% 1/1/12 (AMBAC Insured)	1,000,000	1,049,750
6.375% 1/1/16 (Escrowed to Maturity) (c)	1,505,000	1,750,180
Western Minnesota Muni. Pwr. Agcy. Transmission Rev.:
Series 2001 A, 5.5% 1/1/08 (AMBAC Insured)	1,125,000	1,226,025
Series A, 5.5% 1/1/09 (AMBAC Insured)	1,000,000	1,107,600
		334,898,469
Puerto Rico - 4.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	1,200,000	1,416,840
Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	2,979,436
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series D, 5.25% 7/1/38	2,500,000	2,584,350
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,700,000	4,042,546
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,500,000	1,632,390
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	$ 3,000,000	$ 3,173,790
Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	600,000	686,460
		16,515,812
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $333,075,691)	351,414,281
NET OTHER ASSETS - 1.1%	4,046,939
NET ASSETS - 100%	$ 355,461,220
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	51.7%
Electric Utilities	13.9%
Health Care	12.3%
Transportation	5.3%
Others* (individually less than 5%)	16.8%
100.0%
* Includes net other assets
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $906,000, or, if different, the net capital gain of such year; and for dividends with respect to the taxable year ended December 31, 2003, $889,000, or, if different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $333,075,691) - See accompanying schedule		$ 351,414,281
Cash		1,925,661
Receivable for fund shares sold		71,096
Interest receivable		5,854,233
Prepaid expenses		1,340
Other affiliated receivables		3
Other receivables		6,192
Total assets		359,272,806

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,060,798
Payable for fund shares redeemed	221,448
Distributions payable	345,648
Accrued management fee	110,260
Other affiliated payables	32,723
Other payables and accrued expenses	40,709
Total liabilities		3,811,586

Net Assets		$ 355,461,220
Net Assets consist of:
Paid in capital		$ 337,217,275
Undistributed net investment income		93,606
Accumulated undistributed net realized gain (loss) on investments		(188,251)
Net unrealized appreciation (depreciation) on investments		18,338,590
Net Assets, for 30,601,659 shares outstanding		$ 355,461,220
Net Asset Value, offering price and redemption price per share ($355,461,220 ÷ 30,601,659 shares)		$ 11.62

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 15,449,644

Expenses
Management fee	$ 1,305,462
Transfer agent fees	277,757
Accounting fees and expenses	88,986
Non-interested trustees' compensation	1,978
Custodian fees and expenses	6,553
Registration fees	22,946
Audit	41,183
Legal	7,958
Miscellaneous	10,237
Total expenses before reductions	1,763,060
Expense reductions	(57,275)	1,705,785
Net investment income		13,743,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		902,606
Change in net unrealized appreciation (depreciation) on investment securities		(1,632,305)
Net gain (loss)		(729,699)
Net increase (decrease) in net assets resulting from operations		$ 13,014,160

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,743,859	$ 13,771,276
Net realized gain (loss)	902,606	2,512,792
Change in net unrealized appreciation (depreciation)	(1,632,305)	1,291,690
Net increase (decrease) in net assets resulting from operations	13,014,160	17,575,758
Distributions to shareholders from net investment income	(13,769,100)	(13,684,949)
Distributions to shareholders from net realized gain	(1,709,461)	(1,935,603)
Total distributions	(15,478,561)	(15,620,552)
Share transactions Proceeds from sales of shares	59,618,414	47,539,027
Reinvestment of distributions	11,248,140	11,834,902
Cost of shares redeemed	(56,824,374)	(61,886,380)
Net increase (decrease) in net assets resulting from share transactions	14,042,180	(2,512,451)
Redemption fees	3,041	2,193
Total increase (decrease) in net assets	11,580,820	(555,052)

Net Assets
Beginning of period	343,880,400	344,435,452
End of period (including undistributed net investment income of $93,606 and undistributed net investment income of $247,426, respectively)	$ 355,461,220	$ 343,880,400
Other Information Shares
Sold	5,142,342	4,073,369
Issued in reinvestment of distributions	970,372	1,014,251
Redeemed	(4,926,194)	(5,316,888)
Net increase (decrease)	1,186,520	(229,268)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.62	$ 11.19	$ 11.20	$ 10.63
Income from Investment Operations
Net investment income B	.458	.467	.509	.529 D	.529
Net realized and unrealized gain (loss)	(.012)	.133	.431	(.016) D	.568
Total from investment operations	.446	.600	.940	.513	1.097
Distributions from net investment income	(.459)	(.464)	(.510)	(.523)	(.527)
Distributions from net realized gain	(.057)	(.066)	-	-	-
Total distributions	(.516)	(.530)	(.510)	(.523)	(.527)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	- B, E	-
Net asset value, end of period	$ 11.62	$ 11.69	$ 11.62	$ 11.19	$ 11.20
Total Return A	3.92%	5.27%	8.57%	4.64%	10.62%
Ratios to Average Net Assets C
Expenses before expense reductions	.51%	.51%	.51%	.51%	.52%
Expenses net of voluntary waivers, if any	.51%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49%	.49%	.49%	.46%	.46%
Net investment income	3.95%	4.00%	4.45%	4.69% D	4.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,461	$ 343,880	$ 344,435	$ 316,371	$ 293,666
Portfolio turnover rate	12%	15%	25%	7%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Spartan Minnesota Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Minnesota.The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 18,303,021
Unrealized depreciation	(192,138)
Net unrealized appreciation (depreciation)	18,110,883
Undistributed ordinary income	10,062
Undistributed long-term capital gain	38,451

Cost for federal income tax purposes	$ 333,303,398

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 13,769,100	$ 13,684,949
Ordinary Income	-	469,237
Long-term Capital Gains	1,709,461	1,466,366
Total	$ 15,478,561	$ 15,620,552

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $60,276,784 and $41,316,986, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $6,096 and $51,179, respectively.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Minnesota Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Minnesota Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of Spartan Minnesota Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Minnesota Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Christine J. Thompson (46)
Year of Election or Appointment: 1998 Vice President of Spartan Minnesota Municipal Income. Ms. Thompson is also Vice President of other funds advised by FMR.
Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan Minnesota Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan Minnesota Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Minnesota Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Minnesota Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Minnesota Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Minnesota Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Minnesota Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan Minnesota Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Minnesota Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Minnesota Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Minnesota Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Spartan Minnesota Municipal Income Fund voted to pay on February 7, 2005, to shareholders of record at the opening of business on February 4, 2005, a distribution of $.003 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 3.95% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MNF-UANN-0205
1.787738.101

Spartan®

Municipal Income

Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® Municipal Income Fund	4.73%	7.62%	7.11%

$10,000 Over 10 Years

Let's say, hypothetically, that $10,000 was invested in Spartan® Municipal Income Fund on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Spartan® Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the 12 months ending December 31, 2004, the fund returned 4.73%. During the same period, the LipperSM General Municipal Debt Funds Average was up 3.70% and the Lehman Brothers 3 Plus Year Municipal Bond Index gained 4.83%. Better economic conditions both helped and hurt municipal bonds, boosting revenues and creditworthiness for many muni issuers, but also resulting in higher short-term interest rates, which pushed short-term bond yields higher and their prices lower. I believe the fund's outperformance of its Lipper peer group average was aided by my approach to managing the fund's interest rate sensitivity. I avoided positioning the fund to benefit from a specific interest rate outlook, a strategy that was particularly advantageous given the uncertainty surrounding the future level of interest rates. Also aiding performance were my decisions about when to own bonds of various maturities at various times. The prerefunding of some of the fund's holdings also worked in its favor. As these bonds were prerefunded, they generally rose in price because their maturities shortened and their credit quality improved. Detracting from performance was my emphasis on higher-quality bonds in a year when lower-quality investment-grade and non-investment-grade munis outperformed due to strong investor demand for their higher yields, which helped cushion the price declines munis experienced at times.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Actual	$ 1,000.00	$ 1,056.60	$ 2.43
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.77	$ 2.39

* Expenses are equal to the Fund's annualized expense ratio of .47%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five States as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	15.4	15.8
Texas	12.4	12.8
New York	10.2	10.4
California	9.0	8.7
Massachusetts	6.7	7.3
Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.9	32.8
Electric Utilities	15.0	15.6
Health Care	11.2	12.3
Transportation	10.7	10.2
Water & Sewer	9.8	10.1
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	15.9	15.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	7.3	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 70.2%	AAA 69.4%
AA,A 22.7%	AA,A 23.0%
BBB 6.3%	BBB 6.8%
Not Rated 0.7%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,244
Cullman Med. Park South Med. Clinic Board Rev. (Cullman Reg'l. Med. Ctr. Proj.) Series A, 6.5% 2/15/23	4,000	4,004
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	2,900	3,126
Jefferson County Swr. Rev. Series 1997 D, 5.7% 2/1/18 (Pre-Refunded to 2/1/07 @ 101) (g)	100	108
		9,482
Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/09 (MBIA Insured)	5,000	4,342
Arizona - 0.6%
Arizona School Facilities Board Ctfs. of Prtn. Series C:
5% 9/1/14 (FSA Insured)	2,000	2,228
5% 9/1/15 (FSA Insured)	1,815	1,997
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,088
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (f)	2,000	2,124
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5.4% 4/1/05	2,935	2,951
5.65% 4/1/06	3,625	3,719
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (g)	2,000	2,507
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	3,250	3,422
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,908
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (c)(f)	5,500	5,529
		28,473
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,781
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,840	4,471
		11,252
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - 9.0%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	$ 3,925	$ 1,141
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,039
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	7,500	8,177
5.75% 5/1/17	4,900	5,533
Series A:
5.5% 5/1/15 (AMBAC Insured)	8,800	9,929
5.875% 5/1/16	7,500	8,574
6% 5/1/14 (MBIA Insured)	3,500	4,088
6% 5/1/15	9,300	10,706
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	10,700	11,432
Series A:
5.25% 7/1/13 (MBIA Insured)	5,300	6,001
5.25% 7/1/14 (FGIC Insured)	2,800	3,178
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,281
0% 10/1/17 (MBIA Insured)	2,050	1,156
0% 10/1/18 (MBIA Insured)	1,675	888
0% 10/1/22 (MBIA Insured)	5,000	2,108
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,738
4.5% 2/1/09	5,825	6,213
5% 2/1/09	1,435	1,558
5% 2/1/11	8,000	8,761
5.125% 9/1/12	2,000	2,175
5.25% 2/1/11	1,000	1,109
5.25% 3/1/12	2,300	2,571
5.25% 3/1/13	3,530	3,946
5.25% 2/1/14	7,600	8,470
5.25% 2/1/15	10,000	11,098
5.25% 2/1/15	8,300	9,212
5.25% 2/1/16	4,300	4,772
5.25% 2/1/19	5,620	6,096
5.5% 2/1/12	8,000	9,032
5.5% 3/1/12	2,000	2,234
5.5% 4/1/30	3,800	4,085
5.5% 11/1/33	7,900	8,458
5.75% 12/1/24	4,000	4,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15 (MBIA Insured)	$ 187	$ 83
Series B, 5.2% 8/1/26 (MBIA Insured) (f)	125	125
Series G:
5.9% 2/1/09 (MBIA Insured) (f)	1,000	1,030
5.9% 8/1/09 (MBIA Insured) (f)	2,000	2,060
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(f)	8,800	8,899
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (c)(f)	10,000	10,283
California Pub. Works Board Lease Rev. (Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,064
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	9,775	10,884
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,970
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,178
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	3,500	1,670
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,137
0% 1/15/27 (a)	2,500	2,001
5% 1/15/16 (MBIA Insured)	2,800	2,988
5.75% 1/15/40	6,300	6,399
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	1,645	1,653
6.75% 6/1/39	8,800	8,827
Series 2003 B:
5% 6/1/08	1,400	1,490
5% 6/1/10	2,000	2,154
5% 6/1/12	2,255	2,413
5.75% 6/1/21	10,000	10,578
5.75% 6/1/23	3,400	3,565
Laguna Salada Union School District Series C, 0% 8/1/30 (FGIC Insured)	2,095	548
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,104
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	$ 9,400	$ 10,589
5.375% 7/1/18 (MBIA Insured)	14,600	16,379
5.5% 7/1/15 (MBIA Insured)	6,140	7,050
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,803
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	3,460	4,192
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,239
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	5,820	5,860
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	727
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/07	1,000	1,072
6.5% 7/1/09	2,200	2,360
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 10A, 5.55% 5/1/14 (MBIA Insured) (f)	5,875	6,223
Second Series 27A, 5.5% 5/1/09 (MBIA Insured) (f)	4,330	4,767
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,630
0% 1/15/34 (MBIA Insured)	10,000	2,106
5.25% 1/15/30 (MBIA Insured)	3,600	3,770
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	1,786
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	1,500	1,523
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured) (b)	1,000	1,051
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,382
5.5% 5/15/16 (AMBAC Insured)	3,155	3,566
5.5% 5/15/17 (AMBAC Insured)	3,325	3,737
5.5% 5/15/19 (AMBAC Insured)	3,700	4,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs. (UCLA Med. Ctr. Proj.): - continued
Series A:
5.5% 5/15/22 (AMBAC Insured)	$ 1,000	$ 1,105
5.5% 5/15/23 (AMBAC Insured)	1,000	1,100
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,835
5.5% 5/15/16 (AMBAC Insured)	6,500	7,396
5.5% 5/15/17 (AMBAC Insured)	6,860	7,754
		414,643
Colorado - 1.8%
Arapahoe County Cherry Creek School District #5 5.5% 12/15/19	3,500	3,864
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31	5,040	5,547
6.625% 11/15/26	2,700	2,993
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,456
0% 1/1/10 (MBIA Insured)	1,500	1,257
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	34,927
Dawson Ridge Metropolitan District # 1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (g)	30,000	12,652
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25% 12/1/33	2,000	2,118
Douglas and Elbert Counties School District #RE1 5.75% 12/15/20 (FGIC Insured)	1,500	1,732
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	11,221
Longmont Sales & Use Tax Rev. 5.7% 11/15/18 (FGIC Insured)	2,280	2,572
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,123
5.5% 6/15/19 (AMBAC Insured)	1,000	1,116
		82,578
Connecticut - 0.2%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	4,300	4,808
Series D, 5.375% 11/15/18	4,000	4,433
		9,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 1998 A, 5.25% 6/1/27 (MBIA Insured)	$ 17,330	$ 18,102
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	14,163
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,226
6% 4/1/18 (MBIA Insured)	13,835	15,421
		49,912
Florida - 1.9%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,865
Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 6% 10/1/24 (MBIA Insured) (f)	3,750	3,895
Florida Board of Ed. Lottery Rev. Series B:
6% 7/1/14 (FGIC Insured)	1,000	1,151
6% 7/1/15 (FGIC Insured)	3,300	3,793
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.25% 11/15/12	3,935	4,178
5.25% 11/15/13	3,140	3,317
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16 (MBIA Insured)	4,535	4,734
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (g)	2,465	2,829
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (f)	2,840	2,943
5.75% 11/1/09 (MBIA Insured) (f)	1,000	1,072
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	5,000	5,558
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	3,600	3,923
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 5.625% 11/15/32	2,000	2,119
Palm Beach County School Board Ctfs. of Prtn. Series A:
5.5% 8/1/21 (AMBAC Insured)	6,135	6,818
5.5% 8/1/22 (AMBAC Insured)	8,210	9,109
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (f)	5,000	5,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.: - continued
6% 4/1/09 (AMBAC Insured) (f)	$ 8,090	$ 9,028
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured) (b)	1,645	1,778
5% 7/1/20 (MBIA Insured) (b)	1,745	1,841
South Broward Hosp. District Rev. 5.625% 5/1/32 (MBIA Insured)	2,630	2,883
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,217
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured) (b)	4,325	4,629
		86,172
Georgia - 1.2%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	6,000	6,478
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA Insured)	8,000	8,161
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,000	3,193
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	5,800	6,572
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	166
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/11 (FSA Insured)	3,100	3,404
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,631
Georgia Gen. Oblig. Series D, 5.8% 11/1/13	15,350	17,772
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series A, 5.5% 11/1/24	5,000	5,488
		55,865
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,945
Series 2000 B, 8% 7/1/11 (FGIC Insured) (f)	9,250	11,532
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	17,300	18,555
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series CU, 5.75% 10/1/12 (MBIA Insured)	$ 2,130	$ 2,410
Honolulu City and County Wastewtr. Sys. Sr. Series 2001 5.5% 7/1/18 (AMBAC Insured)	1,090	1,208
		36,650
Idaho - 0.2%
Boise City Urban Renewal Agcy. Lease Rev. 5.9% 8/15/29 (AMBAC Insured)	6,950	7,773
Illinois - 15.4%
Chicago Board of Ed.:
Series A:
0% 12/1/16 (FGIC Insured)	3,200	1,880
5.5% 12/1/28 (MBIA Insured)	4,960	5,371
5.75% 12/1/27 (AMBAC Insured)	5,255	5,789
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	11,690
0% 1/1/15 (FGIC Insured)	20,000	13,025
0% 1/1/26 (FGIC Insured)	16,000	5,583
0% 1/1/28 (FGIC Insured)	23,555	7,045
0% 1/1/30 (FGIC Insured)	18,670	4,954
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	8,400	9,474
Series A, 5.75% 1/1/40 (FGIC Insured)	18,500	20,317
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	14,750	15,866
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	16,082
Series A:
5% 1/1/41 (MBIA Insured)	1,300	1,317
5% 1/1/42 (AMBAC Insured)	18,955	19,203
5.25% 1/1/22 (MBIA Insured)	2,085	2,254
5.5% 1/1/38 (MBIA Insured)	21,500	23,193
Series C, 5.7% 1/1/30 (FGIC Insured)	15,415	16,899
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	24,825	25,818
Series B:
5.25% 1/1/13 (MBIA Insured) (f)	2,910	3,028
5.25% 1/1/14 (MBIA Insured) (f)	3,060	3,179
6% 1/1/08 (MBIA Insured) (f)	2,170	2,324
6% 1/1/10 (MBIA Insured) (f)	2,435	2,609
6.125% 1/1/11 (MBIA Insured) (f)	2,580	2,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19 (AMBAC Insured)	$ 1,780	$ 1,954
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	10,916
Series A:
5.5% 1/1/16 (AMBAC Insured) (f)	12,000	12,586
5.6% 1/1/10 (AMBAC Insured)	4,500	4,721
6.25% 1/1/09 (AMBAC Insured) (f)	6,730	7,306
6.375% 1/1/12 (MBIA Insured)	4,500	4,591
6.375% 1/1/15 (MBIA Insured)	14,900	15,200
Series B, 5.75% 1/1/30 (AMBAC Insured)	13,420	14,735
Chicago Park District:
Series 2001 A:
5.5% 1/1/19 (FGIC Insured)	3,100	3,399
5.5% 1/1/20 (FGIC Insured)	3,200	3,530
Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,172
5.25% 1/1/19 (FGIC Insured)	3,000	3,293
5.25% 1/1/20 (FGIC Insured)	2,195	2,397
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (AMBAC Insured)	11,670	12,197
5.5% 1/1/17 (AMBAC Insured)	1,135	1,261
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC Insured)	9,950	10,064
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,469
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,220
Cook County Gen. Oblig. Series C, 5.5% 11/15/26 (AMBAC Insured)	5,020	5,488
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,099
5.25% 1/1/22	2,000	2,163
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,493
5% 7/1/18 (AMBAC Insured)	1,450	1,562
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series D, 6.75% 3/1/15 (AMBAC Insured)	7,000	7,189
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev.: - continued
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	$ 5,365	$ 6,015
5.5% 9/1/19	4,405	4,920
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	3,350	3,427
Series A:
5.125% 7/1/38	1,585	1,616
5.25% 7/1/41	1,060	1,102
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	13,030	14,723
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,475
5.25% 12/1/20 (FSA Insured)	2,000	2,179
5.375% 12/1/14 (FSA Insured)	5,000	5,620
5.375% 7/1/15 (MBIA Insured)	3,700	4,107
5.5% 4/1/16 (FSA Insured)	1,300	1,449
5.5% 8/1/16 (MBIA Insured)	13,000	14,551
5.5% 8/1/17 (MBIA Insured)	7,500	8,400
5.5% 2/1/18 (FGIC Insured)	1,000	1,109
5.5% 8/1/18 (MBIA Insured)	5,000	5,579
5.75% 12/1/18 (MBIA Insured)	1,200	1,354
5.5% 4/1/17 (MBIA Insured)	7,065	7,764
5.6% 4/1/21 (MBIA Insured)	7,500	8,244
5.7% 4/1/16 (MBIA Insured)	7,350	8,192
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,592
7% 5/15/22	5,000	5,570
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,626
6% 7/1/33	3,775	3,993
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,390
7% 4/1/14	1,500	1,820
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (g)	5,025	6,106
(Swedish American Hosp. Proj.):
5.375% 11/15/13 (AMBAC Insured)	3,000	3,034
6.875% 11/15/30	6,975	7,558
6.75% 2/15/15	1,000	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	$ 4,500	$ 6,188
Illinois Sales Tax Rev. 6% 6/15/20	4,600	5,229
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A:
5.5% 1/1/15 (FSA Insured)	5,210	5,831
5.5% 1/1/16 (FSA Insured)	5,680	6,334
5.5% 1/1/17 (FSA Insured)	3,230	3,594
Kane County School District #129, Aurora West Side:
Series A:
5.75% 2/1/17 (FGIC Insured)	3,655	4,142
5.75% 2/1/20 (FGIC Insured)	7,360	8,281
6% 2/1/23 (FGIC Insured)	1,335	1,530
Kane, Cook & DuPage Counties School District #46 Elgin 6.375% 1/1/18 (FSA Insured)	1,850	2,165
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
5.5% 12/1/16 (MBIA Insured)	2,500	2,795
5.5% 12/1/17 (MBIA Insured)	4,000	4,463
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	6,000	6,666
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,282
5.625% 3/1/21 (AMBAC Insured)	2,505	2,857
5.75% 3/1/19 (AMBAC Insured)	2,240	2,602
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	5,730	6,282
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	15,000	3,468
0% 6/15/41 (MBIA Insured)	3,950	575
5.75% 6/15/41 (MBIA Insured)	26,420	29,531
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,509
Series A:
0% 6/15/08 (Escrowed to Maturity) (g)	3,335	3,042
0% 6/15/08 (MBIA Insured)	3,820	3,459
0% 6/15/11 (Escrowed to Maturity) (g)	6,000	4,780
0% 6/15/15 (FGIC Insured)	15,000	9,599
0% 6/15/31 (MBIA Insured)	13,300	3,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/36 (MBIA Insured)	$ 25,190	$ 4,833
0% 6/15/37 (MBIA Insured)	23,600	4,283
0% 12/15/37 (MBIA Insured)	20,980	3,708
0% 6/15/40 (MBIA Insured)	42,600	6,534
5.25% 12/15/10 (AMBAC Insured)	12,950	13,704
6.65% 6/15/12 (FGIC Insured)	250	253
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (g)	16,640	13,829
0% 6/15/10 (FGIC Insured)	260	214
0% 6/15/13 (Escrowed to Maturity) (g)	4,155	2,996
0% 6/15/13 (FGIC Insured)	5,430	3,861
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,114
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,280
0% 4/1/17 (MBIA Insured)	16,270	9,381
0% 4/1/20 (MBIA Insured)	8,000	3,906
		714,858
Indiana - 1.9%
Anderson Ind. School Bldg. Corp.:
5.5% 7/15/18 (FSA Insured)	1,780	2,014
5.5% 7/15/19 (FSA Insured)	1,855	2,083
5.5% 7/15/24 (FSA Insured)	1,460	1,610
5.5% 1/15/28 (FSA Insured)	2,500	2,720
Hamilton Southeastern Cumberland Campus School Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,322
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	2,015
Indiana Bond Bank Rev. Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,081
5% 2/1/20 (MBIA Insured)	1,635	1,749
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (f)	7,350	7,654
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	3,119
5.5% 2/15/30 (MBIA Insured)	5,295	5,663
Indiana Trans. Fin. Auth. Hwy. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	922
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	$ 1,000	$ 1,064
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A:
5.25% 7/1/33 (MBIA Insured)	35,240	36,813
5.5% 1/1/18 (MBIA Insured)	1,250	1,393
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (f)	10,000	10,531
5.95% 12/1/29 (f)	2,000	2,097
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,169
		87,019
Iowa - 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (AMBAC Insured)	15,000	16,535
6.625% 2/15/12	2,000	2,269
6.75% 2/15/13	1,000	1,128
6.75% 2/15/14	1,280	1,439
6.75% 2/15/15	1,000	1,117
6.75% 2/15/17	1,000	1,110
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	10,000	8,713
		32,311
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	7,800	8,160
Series C, 2.38%, tender 9/1/05 (c)	9,800	9,764
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Services Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,971
		22,895
Kentucky - 2.1%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,101
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	9,450	10,078
5.75% 5/15/33 (FGIC Insured)	65,000	72,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (f)	$ 1,545	$ 1,678
5.5% 7/1/10 (FSA Insured) (f)	3,800	4,181
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10 (AMBAC Insured)	7,440	6,294
		98,644
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,282
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	5,500
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,357
0% 9/1/11 (AMBAC Insured)	3,665	2,871
0% 9/1/14 (AMBAC Insured)	3,500	2,339
		28,349
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,203
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (f)	495	496
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (g)	1,605	1,835
5.75% 7/1/13 (Escrowed to Maturity) (g)	995	1,137
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	10,415	11,810
Prince Georges County Gen. Oblig. Series 2004 E, 5% 12/1/11	4,780	5,300
		20,578
Massachusetts - 6.7%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	7,105	7,435
Series A, 5.75% 3/1/26	17,795	19,542
Series B, 6.2% 3/1/16	3,800	4,521
Massachusetts Bay Trans. Auth. Sales Tax Rev. Sr. Series A, 5.5% 7/1/30	3,270	3,508
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (f)	3,805	3,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.: - continued
Series B Issue E:
5.75% 7/1/05 (AMBAC Insured) (f)	$ 860	$ 872
5.85% 7/1/06 (AMBAC Insured) (f)	1,025	1,046
5.95% 7/1/07 (AMBAC Insured) (f)	1,105	1,129
6.05% 7/1/08 (AMBAC Insured) (f)	1,135	1,160
6.15% 7/1/10 (AMBAC Insured) (f)	455	465
6.25% 7/1/11 (AMBAC Insured) (f)	275	281
6.3% 7/1/12 (AMBAC Insured) (f)	280	286
Massachusetts Fed. Hwy.:
Series 2000 A:
5.75% 6/15/11	10,000	11,318
5.75% 6/15/12	5,000	5,608
5.75% 6/15/13	5,000	5,633
Series B, 5.125% 12/15/09 (Pre-Refunded to 12/15/08 @ 101) (g)	2,005	2,182
Massachusetts Gen. Oblig. Series D, 5.25% 10/1/21 (Pre-Refunded to 10/1/13 @ 100) (g)	9,000	10,133
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	4,095	4,110
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	2,000	2,268
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,890
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,352
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,738
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	10,000	11,268
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,874
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	2,000	2,054
Series A, 4.85% 12/1/05	2,200	2,233
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/06	30,800	29,510
0% 8/1/08	5,000	4,502
0% 8/1/09	21,800	18,661
0% 8/1/10	2,000	1,626
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (g)	3,010	3,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Port Auth. Rev. Series 1999 C, 5.75% 7/1/29 (FSA Insured)	$ 15,845	$ 17,475
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	15,000	16,929
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	15,137
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,223
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	17,365	17,405
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	97
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	33,000	36,929
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,469
		308,981
Michigan - 2.1%
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry 5.5% 5/1/26 (FGIC Insured)	7,000	7,558
Clarkston Cmnty. Schools 5.375% 5/1/20	1,775	1,990
Detroit Gen. Oblig. Series A:
5% 4/1/06 (FSA Insured) (b)	5,700	5,871
5% 4/1/07 (FSA Insured) (b)	14,000	14,769
5% 4/1/10 (FSA Insured) (b)	3,870	4,213
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	4,520	4,722
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,578
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,460	1,640
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (g)	4,750	4,954
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (g)	4,000	4,115
Series X, 6% 8/15/34 (MBIA Insured)	10,675	11,907
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (g)	420	456
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,198
Michigan Muni. Bond Auth. Rev. (State Revolving Fund Prog.) 5.125% 10/1/20	18,300	19,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	$ 7,000	$ 7,307
5.5% 1/1/14	3,695	3,822
6.25% 1/1/09	400	446
		96,885
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,099
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,870
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,487
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	12,000	13,110
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,494
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series C, 5.25% 10/1/13 (AMBAC Insured)	2,000	2,027
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,894
5.25% 12/1/19	2,850	3,142
Waconia Independent School District #110 Series A, 5% 2/1/15 (FSA Insured)	1,155	1,249
		48,372
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	4,000	4,365
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	2,013
Series 2003 A:
5.125% 1/1/19	5,000	5,446
5.25% 1/1/18	1,280	1,406
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (f)	235	236
		9,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	$ 7,700	$ 8,192
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (g)	1,255	1,410
6.875% 6/1/20 (Escrowed to Maturity) (g)	3,870	4,347
6.875% 6/1/20 (Escrowed to Maturity) (g)	2,005	2,252
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,055
		18,256
Nevada - 1.3%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,675
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,182
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,704
Clark County Gen. Oblig.:
Series 2000, 5.5% 7/1/30 (MBIA Insured)	4,500	4,837
5.5% 7/1/21 (MBIA Insured)	1,100	1,206
Clark County School District Series F, 5.5% 6/15/16 (FSA Insured)	3,600	4,015
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,916
Nevada Gen. Oblig. (Cap. Impt. Proj.) Series B, 5.25% 6/1/11	5,025	5,431
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34 (FSA Insured)	18,840	19,746
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,428
0% 7/1/13 (FSA Insured)	4,590	3,247
0% 7/1/14 (FSA Insured)	3,000	2,018
		58,405
New Hampshire - 0.0%
Nashua Gen. Oblig. 5.25% 9/15/18	1,000	1,091
New Jersey - 2.3%
Elizabeth Gen. Oblig.:
5% 8/15/07 (MBIA Insured) (b)	1,935	2,025
5.25% 8/15/08 (MBIA Insured) (b)	1,000	1,070
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/14 (AMBAC Insured)	2,440	2,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (Escrowed to Maturity) (g)	$ 1,635	$ 1,708
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (c)	10,900	10,940
Series A, 5.625% 1/1/15 (MBIA Insured)	1,475	1,626
New Jersey Trans. Trust Fund Auth.:
Series 2003 C:
5.5% 6/15/16 (FSA Insured)	2,000	2,241
5.5% 6/15/17	5,785	6,494
5.5% 6/15/24	2,000	2,204
Series A, 5.25% 6/15/17 (FGIC Insured)	8,300	9,144
Series C:
5.5% 6/15/19	6,200	6,903
5.5% 6/15/21	23,700	26,226
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,568
5.25% 8/1/19 (FGIC Insured)	2,735	2,992
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	1,850	1,901
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,200	4,191
5.75% 6/1/32	9,415	9,003
6.125% 6/1/24	8,500	8,474
6.125% 6/1/42	4,500	4,152
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	1,000	1,018
		108,566
New Mexico - 0.6%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (f)	1,500	1,674
6.7% 7/1/18 (AMBAC Insured) (f)	2,500	2,769
6.75% 7/1/09 (AMBAC Insured) (f)	1,150	1,322
6.75% 7/1/10 (AMBAC Insured) (f)	1,700	1,969
6.75% 7/1/12 (AMBAC Insured) (f)	1,935	2,298
Bernalillo County Gross Receipt Tax Rev. 5.25% 10/1/26	5,790	6,066
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (f)	5,000	5,334
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,397
		27,829
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 10.2%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/14 (FSA Insured)	$ 3,500	$ 4,075
5.75% 5/1/15 (FSA Insured)	7,870	9,102
5.75% 5/1/16 (FSA Insured)	7,120	8,225
5.75% 5/1/18 (FSA Insured)	12,680	14,560
5.75% 5/1/20 (FSA Insured)	8,000	9,228
5.75% 5/1/21 (FSA Insured)	5,420	6,206
5.75% 5/1/22 (FSA Insured)	1,000	1,145
5.75% 5/1/23 (FSA Insured)	1,750	1,982
5.75% 5/1/25 (FSA Insured)	3,000	3,415
5.75% 5/1/26 (FSA Insured)	4,200	4,757
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	2,200	2,408
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5% 11/15/30 (FSA Insured)	10,000	10,281
Series F, 5.25% 11/15/27 (MBIA Insured)	3,400	3,625
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,274
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,717
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,246
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (g)	14,250	16,305
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	2,300	2,499
5% 9/1/12 (FGIC Insured)	4,500	5,000
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,138
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	6,300	7,295
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,925
Series A:
5.25% 11/1/14 (MBIA Insured)	1,850	2,046
6% 8/1/18 (Escrowed to Maturity) (g)	4,900	4,914
Series C, 5.75% 3/15/27 (FSA Insured)	4,000	4,476
Series E, 6% 8/1/11	165	176
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,749
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (f)	1,485	1,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (f)	$ 500	$ 506
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A:
5.125% 6/15/34 (MBIA Insured)	13,800	14,340
5.75% 6/15/31 (FGIC Insured)	2,725	3,001
6% 6/15/28	12,500	14,321
Series B:
5.125% 6/15/31	10,545	10,850
5.75% 6/15/26	6,845	7,406
5.75% 6/15/26 (AMBAC Insured)	10,000	10,860
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/27 (MBIA Insured)	6,500	6,991
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,244
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	21,915	25,208
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,850
5.75% 7/1/13	8,750	9,897
Series C, 7.5% 7/1/10 (FGIC Insured)	24,650	28,038
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,770	4,109
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (FGIC Insured)	6,865	8,229
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14	690	924
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,445
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,388
4.875% 6/15/20	8,500	8,836
5% 6/15/15	3,015	3,260
New York State Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,445	1,507
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	3,500	3,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	$ 2,350	$ 2,599
New York State Urban Dev. Corp. Rev.:
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,628
Series C1:
5.5% 3/15/18 (Pre-Refunded to 3/15/13 @ 100) (g)	1,045	1,209
5.5% 3/15/20 (Pre-Refunded to 3/15/13 @ 100) (g)	2,795	3,233
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	2,190	2,384
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	2,800	3,145
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	686
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,332
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,094
5.25% 6/1/22 (AMBAC Insured)	3,850	4,139
5.5% 6/1/15	33,500	36,480
Series C1:
5.5% 6/1/14	7,300	7,916
5.5% 6/1/20	2,200	2,420
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,520	9,480
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (g)	13,315	15,264
Series B, 5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (g)	2,000	2,281
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (g)	10,025	11,166
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	7,200	8,325
		473,193
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	3,400	3,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - 4.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	$ 1,800	$ 1,979
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,788
5.25% 6/1/18 (AMBAC Insured)	1,620	1,772
5.25% 6/1/19 (AMBAC Insured)	1,540	1,693
5.25% 6/1/22 (AMBAC Insured)	1,620	1,756
5.25% 6/1/23 (AMBAC Insured)	1,620	1,754
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	6,380	6,512
5.125% 7/1/42	32,200	32,951
5.25% 7/1/42	9,805	10,177
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,982
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,675	9,483
5.75% 1/1/26	4,000	4,217
Series B:
5.875% 1/1/21 (MBIA Insured)	22,725	24,585
7% 1/1/08	9,650	10,746
7.25% 1/1/07	8,375	9,071
Series C:
5.25% 1/1/09	2,500	2,690
5.5% 1/1/07	5,950	6,245
7% 1/1/07	15,715	16,945
Series D:
5.375% 1/1/10	4,500	4,868
6.7% 1/1/19	5,000	5,605
6.75% 1/1/26	7,000	7,803
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,151
5% 2/1/20	1,500	1,597
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	5,200	5,637
Series 1999 B, 6.375% 1/1/08	7,000	7,671
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series A:
5.125% 1/1/15 (MBIA Insured)	$ 6,860	$ 7,222
5.125% 1/1/17 (MBIA Insured)	31,350	33,108
		225,008
North Dakota - 0.8%
Mercer County Poll. Cont. Rev.:
(Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	31,791
(Montana-Dakota Utils. Co. Proj.) 6.65% 6/1/22 (FGIC Insured)	3,750	3,763
		35,554
Ohio - 1.3%
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	11,000	12,588
Franklin County Hosp. Rev. 5.5% 5/1/28 (AMBAC Insured)	4,265	4,605
Hilliard School District 5.75% 12/1/24 (FGIC Insured)	4,725	5,345
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,760	3,092
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,312
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,573
6% 12/1/19 (Escrowed to Maturity) (g)	5,095	5,856
6% 12/1/26 (Escrowed to Maturity) (g)	10,000	11,392
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (c)(f)	5,000	5,204
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	3,000	3,186
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,876
		62,029
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - 0.8%
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	$ 15,000	$ 16,379
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	19,750	21,574
		37,953
Oregon - 0.6%
Clackamas County School District #62C, Oregon City Series 2004:
5% 6/15/18 (FSA Insured)	1,325	1,428
5% 6/15/19 (FSA Insured)	3,395	3,671
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	385	400
8% 7/15/07	430	447
8% 7/15/08	480	499
8% 7/15/09	540	561
8% 7/15/10	605	629
8% 7/15/11	385	400
Portland Swr. Sys. Rev.:
Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	3,000	3,389
5.75% 8/1/20 (FGIC Insured)	14,390	16,202
		27,626
Pennsylvania - 1.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (f)	6,500	6,850
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,344
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,630
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 6% 12/15/20	2,900	2,921
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,414
6.1% 6/1/12 (AMBAC Insured)	3,000	3,507
6.125% 6/1/14 (AMBAC Insured)	5,230	6,216
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (g)	11,455	8,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	$ 3,000	$ 3,084
6.7% 9/1/14 (MBIA Insured)	1,500	1,542
6.7% 9/1/16 (Escrowed to Maturity) (g)	2,000	2,436
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (f)	8,700	9,089
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (c)(f)	5,000	5,016
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (f)	555	563
Series C, 8.1% 7/1/13	1,435	1,444
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (f)	4,425	4,814
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,183
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,101
Quaker Valley School District 5.5% 4/1/24 (FSA Insured)	1,405	1,562
West Allegheny School District Series B, 5.25% 2/1/14 (FGIC Insured)	2,010	2,268
		73,173
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,635
5.75% 7/1/19 (FGIC Insured)	3,240	3,730
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (g)	6,900	7,539
5.5% 10/1/40 (Escrowed to Maturity) (g)	1,200	1,306
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	3,885	4,529
		19,739
Rhode Island - 0.3%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	6,400	7,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	$ 1,725	$ 1,928
5.25% 9/15/16 (AMBAC Insured)	1,815	2,030
5.25% 9/15/18 (AMBAC Insured)	1,005	1,103
5.5% 9/15/24 (AMBAC Insured)	2,000	2,212
		14,332
South Carolina - 0.9%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to 6/1/06 @ 100) (g)	2,500	2,635
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,919
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series B, 5.25% 1/1/11 (MBIA Insured)	8,625	9,186
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (g)	1,500	1,852
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,331
5.375% 1/1/23 (FSA Insured)	1,025	1,120
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (g)	4,000	4,932
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA Insured) (f)	3,515	3,839
South Carolina Pub. Svc. Auth. Rev. Series A:
5.5% 1/1/15 (FGIC Insured) (b)	5,000	5,534
5.75% 1/1/10 (MBIA Insured)	4,705	4,951
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,189
		41,488
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,209
Tennessee - 1.4%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,300	3,680
5.75% 1/1/14 (MBIA Insured)	2,000	2,314
7.25% 1/1/10 (MBIA Insured)	2,660	3,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (f)	$ 1,500	$ 1,675
6.25% 2/15/10 (MBIA Insured) (f)	1,000	1,128
6.25% 2/15/11 (MBIA Insured) (f)	1,415	1,611
Series B, 6.5% 2/15/09 (MBIA Insured) (f)	500	563
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (g)	3,100	3,568
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (g)	4,400	5,089
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. (Stadium Proj.) 5.875% 7/1/21 (AMBAC Insured)	6,455	6,867
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,882
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Escrowed to Maturity) (g)	8,410	9,993
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (g)	14,090	17,075
		63,605
Texas - 12.4%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured) (b)	1,745	1,821
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,309
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970	6,666
Austin Wtr. & Wastewtr. Sys. Rev. 5.5% 5/15/16 (MBIA Insured)	2,200	2,425
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	1,660	1,821
Birdville Independent School District:
0% 2/15/11	8,665	6,947
0% 2/15/13	13,690	9,897
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(f)	4,815	4,957
Canyon Independent School District Series A, 5.5% 2/15/21	1,855	2,056
Cedar Hill Independent School District 0% 8/15/09	1,575	1,333
Clint Independent School District:
5.5% 8/15/19	1,055	1,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Clint Independent School District: - continued
5.5% 8/15/20	$ 1,110	$ 1,228
5.5% 8/15/21	1,175	1,295
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,367
0% 2/15/11	1,500	1,203
Corpus Christi Gen. Oblig. 5% 3/1/11 (AMBAC Insured)	1,660	1,828
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	15,880
0% 2/15/13	6,425	4,645
0% 2/15/14	11,465	7,844
0% 2/15/16	9,700	5,942
5.25% 2/15/22	3,500	3,709
5.75% 2/15/19	4,400	4,965
5.75% 2/15/21	1,000	1,126
Dallas Independent School District:
Series 2005, 5.25% 8/15/10 (b)	2,810	3,062
Series 5, 5.25% 8/15/13 (b)	1,000	1,100
Denton County Lewisville Independent School District Series 2004, 5% 8/15/16	3,465	3,729
Duncanville Independent School District 5.65% 2/15/28	5,550	6,046
Edinburg Consolidated Independent School District 5.5% 2/15/30	5,025	5,363
Elgin Independent School District 5.25% 10/1/24	2,000	2,105
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured) (b)	6,000	6,535
Frisco Independent School District 5.375% 8/15/17	2,715	3,010
Garland Independent School District Series A, 4% 2/15/17	5,000	5,003
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,743
5.25% 4/15/16 (MBIA Insured)	1,680	1,855
5.25% 4/15/17 (MBIA Insured)	2,295	2,519
5.25% 4/15/18 (MBIA Insured)	1,915	2,084
5.25% 4/15/19 (MBIA Insured)	1,000	1,098
5.25% 4/15/20 (MBIA Insured)	1,565	1,711
Harlandale Independent School District:
5.5% 8/15/35	3,625	3,894
5.7% 8/15/30	6,290	6,905
6% 8/15/16	35	40
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Gen. Oblig.:
0% 10/1/13 (MBIA Insured)	$ 5,550	$ 3,889
0% 10/1/14 (MBIA Insured)	11,000	7,331
0% 8/15/25 (MBIA Insured)	3,000	1,069
0% 8/15/28 (MBIA Insured)	5,000	1,461
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26	3,000	3,088
5.625% 2/15/13	4,625	5,097
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,545	1,729
7.4% 2/15/10 (Escrowed to Maturity) (g)	1,035	1,114
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,222
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (f)	2,000	2,177
5.625% 7/1/21 (FSA Insured) (f)	3,350	3,636
6% 7/1/08 (FGIC Insured) (f)	1,000	1,100
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,360
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,016
0% 8/15/13	9,835	6,905
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,837
0% 8/15/12	5,105	3,788
0% 8/15/13	3,610	2,545
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,709
0% 8/15/11	4,170	3,268
Keller Independent School District:
Series 1996 A, 0% 8/15/17	2,000	1,135
Series A, 5.125% 8/15/25	3,000	3,053
Kennedale Independent School District 5.5% 2/15/29	3,335	3,618
Killeen Independent School District:
5.25% 2/15/17	2,105	2,298
5.25% 2/15/18	1,325	1,440
La Joya Independent School District:
5.25% 2/15/23	2,940	3,181
5.5% 2/15/22	8,140	8,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Little Elm Independent School District 5.5% 8/15/21	$ 2,540	$ 2,804
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (g)	3,000	2,682
5.25% 1/1/15 (Escrowed to Maturity) (g)	6,260	7,103
5.25% 5/15/18 (AMBAC Insured)	2,020	2,199
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,089
5.25% 5/15/19 (AMBAC Insured)	1,000	1,099
5.25% 5/15/20 (AMBAC Insured)	2,000	2,188
Mansfield Independent School District 5.5% 2/15/18	3,855	4,262
Mesquite Independent School District 5.375% 8/15/11	1,385	1,507
Midlothian Independent School District 0% 2/15/10	1,525	1,287
Midway Independent School District 0% 8/15/19	3,600	1,826
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	3,800	4,226
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	6,022
Northside Independent School District 5.5% 2/15/12	3,715	4,173
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,104
Prosper Independent School District 5.75% 8/15/29	1,250	1,397
Robstown Independent School District 5.25% 2/15/29	3,165	3,338
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,585
5.375% 2/15/20	1,230	1,340
5.375% 2/15/21	1,560	1,699
5.625% 2/15/12	4,090	4,622
5.625% 2/15/13	1,190	1,338
5.625% 2/15/14	1,160	1,302
Round Rock Independent School District:
Series 2001 A, 5.5% 8/1/16	2,305	2,572
0% 8/15/11 (MBIA Insured)	4,300	3,381
4.5% 8/1/17	5,575	5,682
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(f)	16,000	17,456
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	7,000	6,243
0% 2/1/10 (Escrowed to Maturity) (g)	19,000	15,894
0% 2/1/12 (Escrowed to Maturity) (g)	7,000	5,355
5.375% 2/1/18	5,000	5,484
5.375% 2/1/19	6,000	6,558
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Gen. Oblig.:
5.5% 2/1/15	$ 1,975	$ 2,207
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (g)	25	29
San Antonio Independent School District Series A, 5.375% 8/15/16	1,000	1,104
San Antonio Wtr. Sys. Rev.:
5.875% 5/15/19	3,000	3,371
6.5% 5/15/10 (Escrowed to Maturity) (g)	440	519
San Benito Consolidated Independent School District 6% 2/15/25	6,200	7,039
Socorro Independent School District 5.375% 8/15/18	1,090	1,193
South San Antonio Independent School District 5% 8/15/17	1,025	1,104
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21 (AMBAC Insured)	2,345	2,595
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,282
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/12	2,000	2,225
5.375% 2/1/13	3,130	3,476
5.375% 2/1/18	3,600	3,927
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	5,750	5,956
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (f)	6,655	7,086
5.25% 10/1/11	7,150	7,698
5.75% 8/1/26	5,000	5,575
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,348
0% 2/1/14 (MBIA Insured)	6,900	4,728
0% 2/1/09 (MBIA Insured)	2,000	1,767
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	40,497
5.75% 8/15/38 (AMBAC Insured)	27,550	30,724
Texas Tpk. Auth. Dallas North Tollway Rev.:
0% 1/1/10 (Escrowed to Maturity) (g)	3,000	2,569
5.25% 1/1/23 (FGIC Insured)	18,775	19,654
Texas Wtr. Dev. Board Rev. Series B, 5.625% 7/15/21	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.):
5.5% 2/1/19 (MBIA Insured)	$ 1,665	$ 1,859
5.5% 2/1/22 (MBIA Insured)	2,000	2,196
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,026
6% 7/1/31	6,225	6,468
United Independent School District 5.25% 8/15/22	4,340	4,663
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (g)	6,155	1,932
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (g)	2,980	1,146
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (g)	2,985	876
0% 2/15/33	6,985	1,541
White Settlement Independent School District 5.75% 8/15/30	2,890	3,225
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24 (AMBAC Insured)	3,000	3,220
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	4,005	4,437
5.5% 2/15/20 (FSA Insured)	4,520	4,995
		576,342
Utah - 2.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	6,198
6% 7/1/16 (Escrowed to Maturity) (g)	9,205	9,980
Series B:
5.75% 7/1/16 (MBIA Insured)	30,260	33,072
6% 7/1/16 (MBIA Insured)	29,500	31,595
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,514
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (g)	2,975	3,804
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/11 (AMBAC Insured)	9,000	10,116
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,960
5.25% 4/1/17 (FSA Insured)	4,335	4,753
		115,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 8,600	$ 9,781
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,507
		13,288
Virginia - 0.2%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,475	1,793
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,494
6% 2/15/13 (AMBAC Insured)	1,460	1,707
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (f)	1,890	1,964
		7,958
Washington - 5.9%
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)(f)	2,430	2,584
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,927
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,000	999
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	2,790	3,228
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	5,000	5,638
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	32,377
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	23,126
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,869
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (f)	3,800	4,024
5.6% 9/1/10 (FGIC Insured) (f)	4,005	4,246
5.6% 9/1/10 (Pre-Refunded to 9/1/06 @ 101) (f)(g)	225	239
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series D:
5.75% 11/1/13 (FGIC Insured) (f)	$ 1,500	$ 1,692
5.75% 11/1/14 (FGIC Insured) (f)	3,055	3,435
5.75% 11/1/16 (FGIC Insured) (f)	2,250	2,522
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	3,175	3,546
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,235
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,475	1,654
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,323
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	6,500	7,322
Series A, 5.625% 1/1/21 (FSA Insured)	10,000	11,117
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,198
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	5,185	5,652
Series 2001 C, 5.25% 1/1/16	7,070	7,705
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,748
Series R 97A:
0% 7/1/17	7,015	3,966
0% 7/1/19 (MBIA Insured)	9,100	4,636
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	6,091
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,144
Series A:
5.75% 7/1/10 (MBIA Insured)	5,000	5,333
7% 7/1/08	310	355
Series B, 5.125% 7/1/13	14,600	15,720
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (g)	1,350	1,057
5.125% 7/1/11 (FSA Insured)	10,420	11,219
5.4% 7/1/12	56,550	63,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	$ 4,000	$ 2,937
0% 7/1/08 (MBIA Insured)	3,000	2,700
0% 7/1/10 (MBIA Insured)	2,800	2,301
		270,935
West Virginia - 0.6%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co./Kammer Plant Proj.) Series B, 5.45% 7/1/14 (MBIA Insured)	22,650	22,927
West Virginia Wtr. Dev. Auth. Infrastructure Rev. Series A, 5.625% 10/1/26 (FSA Insured)	5,000	5,504
		28,431
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	6,190	6,148
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	3,155	3,491
Menomonee Falls Wtr. Sys. Mtg. Rev. 5.875% 12/1/16 (FSA Insured)	3,375	3,588
Wisconsin Gen. Oblig. Series 2002 F, 5.5% 5/1/15 (FSA Insured)	3,755	4,195
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,608
5.5% 8/15/16	1,545	1,663
5.75% 8/15/30	14,250	15,013
6.25% 8/15/22	4,300	4,721
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series F, 5.2% 9/1/26 (f)	155	157
		40,584
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (g)	5,080	6,181
TOTAL MUNICIPAL BONDS (Cost $4,341,596)		4,624,292
Money Market Funds - 0.0%
	Shares	Value (Note 1) (000s)
Fidelity Municipal Cash Central Fund, 1.99% (d)(e) (Cost $100)	100,000	$ 100
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,341,696)		4,624,392
NET OTHER ASSETS - 0.1%		5,671
NET ASSETS - 100%	$ 4,630,063
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.9%
Electric Utilities	15.0%
Health Care	11.2%
Transportation	10.7%
Water & Sewer	9.8%
Escrowed/Pre-Refunded	6.7%
Special Tax	6.2%
Others* (individually less than 5%)	7.5%
100.0%
* Includes net other assets
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $56,317,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $4,569,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2004

Assets
Investment in securities, at value (cost $4,341,696) - See accompanying schedule		$ 4,624,392
Cash		3,782
Receivable for fund shares sold		1,608
Interest receivable		67,280
Prepaid expenses		18
Other receivables		30
Total assets		4,697,110

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 57,331
Payable for fund shares redeemed	2,114
Distributions payable	5,641
Accrued management fee	1,444
Other affiliated payables	384
Other payables and accrued expenses	133
Total liabilities		67,047

Net Assets		$ 4,630,063
Net Assets consist of:
Paid in capital		$ 4,332,613
Undistributed net investment income		1,539
Accumulated undistributed net realized gain (loss) on investments		13,215
Net unrealized appreciation (depreciation) on investments		282,696
Net Assets, for 353,812 shares outstanding		$ 4,630,063
Net Asset Value, offering price and redemption price per share ($4,630,063 ÷ 353,812 shares)		$ 13.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2004

Investment Income
Interest		$ 227,495

Expenses
Management fee	$ 17,668
Transfer agent fees	3,601
Accounting fees and expenses	636
Non-interested trustees' compensation	28
Custodian fees and expenses	73
Registration fees	83
Audit	72
Legal	16
Miscellaneous	134
Total expenses before reductions	22,311
Expense reductions	(96)	22,215
Net investment income		205,280
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	58,460
Futures contracts	608
Total net realized gain (loss)		59,068
Change in net unrealized appreciation (depreciation) on: Investment securities	(56,914)
Futures contracts	(107)
Total change in net unrealized appreciation (depreciation)		(57,021)
Net gain (loss)		2,047
Net increase (decrease) in net assets resulting from operations		$ 207,327

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 205,280	$ 211,567
Net realized gain (loss)	59,068	79,676
Change in net unrealized appreciation (depreciation)	(57,021)	(23,742)
Net increase (decrease) in net assets resulting from operations	207,327	267,501
Distributions to shareholders from net investment income	(205,071)	(211,728)
Distributions to shareholders from net realized gain	(44,159)	(72,466)
Total distributions	(249,230)	(284,194)
Share transactions Proceeds from sales of shares	596,717	715,293
Reinvestment of distributions	167,758	196,844
Cost of shares redeemed	(876,891)	(911,880)
Net increase (decrease) in net assets resulting from share transactions	(112,416)	257
Redemption fees	39	76
Total increase (decrease) in net assets	(154,280)	(16,360)

Net Assets
Beginning of period	4,784,343	4,800,703
End of period (including undistributed net investment income of $1,539 and undistributed net investment income of $2,625, respectively)	$ 4,630,063	$ 4,784,343
Other Information Shares
Sold	45,363	54,068
Issued in reinvestment of distributions	12,826	14,891
Redeemed	(67,381)	(69,173)
Net increase (decrease)	(9,192)	(214)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 13.22	$ 12.68	$ 12.70	$ 12.40	$ 12.07
Income from Investment Operations
Net investment income D	.571	.585	.603	.617 G	.053	.626
Net realized and unrealized gain (loss)	.035	.162	.697	.011 G	.303	.337
Total from investment operations	.606	.747	1.300	.628	.356	.963
Distributions from net investment income	(.571)	(.585)	(.600)	(.613)	(.053)	(.627)
Distributions from net realized gain	(.125)	(.202)	(.160)	(.035)	(.003)	(.006)
Total distributions	(.696)	(.787)	(.760)	(.648)	(.056)	(.633)
Redemption fees added to paid in capital	- D, H	- D, H	- D, H	- D, H	-	-
Net asset value, end of period	$ 13.09	$ 13.18	$ 13.22	$ 12.68	$ 12.70	$ 12.40
Total Return B, C	4.73%	5.80%	10.48%	5.00%	2.87%	8.24%
Ratios to Average Net Assets E
Expenses before expense reductions	.47%	.48%	.48%	.47%	.47% A	.48%
Expenses net of voluntary waivers, if any	.47%	.48%	.48%	.47%	.47% A	.48%
Expenses net of all reductions	.47%	.47%	.46%	.43%	.42% A	.48%
Net investment income	4.36%	4.42%	4.62%	4.80% G	4.98% A	5.17%
Supplemental Data
Net assets, end of period (in millions)	$ 4,630	$ 4,784	$ 4,801	$ 4,527	$ 4,464	$ 4,313
Portfolio turnover rate	20%	23%	23%	27%	4% A	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended November 30.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.001 per share.

I For the one month ended December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 284,755
Unrealized depreciation	(3,825)
Net unrealized appreciation (depreciation)	280,930
Undistributed long-term capital gain	14,808

Cost for federal income tax purposes	$ 4,343,462

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 205,071	$ 211,728
Ordinary Income	0	3,582
Long-term Capital Gains	44,159	68,884
Total	$ 249,230	$ 284,194

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days will be subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $945,244 and $1,108,124, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $135 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $73 and $23, respectively.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Trustee of Fidelity Municipal Trust. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Mr. Wolfe also serves as Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of Spartan Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Christine J. Thompson (46)

Year of Election or Appointment: 2002
Vice President of Spartan Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present) and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Spartan Municipal Income Fund voted to pay on February 7, 2005, to shareholders of record at the opening of business on February 4, 2005, a distribution of $.042 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, 100% of the fund's income dividends were free from federal income tax, and 6.71% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

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Annual Report

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Annual Report

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Corporate Headquarters
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www.fidelity.com

Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® OH Municipal Income Fund	4.44%	7.21%	6.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Ohio Municipal Income Fund on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Spartan Ohio Municipal Income Fund

Comments from Doug McGinley, Portfolio Manager of Spartan® Ohio Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the 12 months ending December 31, 2004, the fund returned 4.44%. During the same period, the LipperSM Ohio Municipal Debt Funds Average returned 3.62% and the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index returned 4.58%. Ohio munis performed in line with most state muni markets, although continued low interest rates muted bond returns during the past year. Likely aiding the fund's outperformance of its Lipper peer group average was its slight overweighting in lower-quality investment-grade muni bonds, particularly in the health care, utility and corporate-backed sectors. Demand for these bonds generally was quite strong, as each sector was helped by advantageous developments. Security selection within each group also generally was favorable. However, I suspect performance was curtailed by not owning even more lower-quality bonds given how well they performed. I continued to avoid positioning the fund to benefit from a specific interest rate outlook during the period, a strategy that was helpful during most of the year given the uncertainty surrounding the pace of economic growth, the rate of inflation and the direction of interest rates.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Spartan Ohio Municipal Income Fund
Actual	$ 1,000.00	$ 1,056.00	$ 2.53
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49
Fidelity Ohio Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,004.90	$ 2.72
HypotheticalA	$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Ohio Municipal Income Fund	.49%
Fidelity Ohio Municipal Money Market Fund	.54%

Annual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.4	49.9
Education	13.9	11.6
Water & Sewer	9.1	10.9
Health Care	7.6	7.6
Escrowed/Pre-Refunded	4.2	2.0
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	14.3	14.0
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	7.1	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 57.9%	AAA 52.3%
AA,A 37.9%	AA,A 42.1%
BBB 3.0%	BBB 2.7%
BB and Below 0.0%	BB and Below 1.7%
Not Rated 0.7%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets* (0.3)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Spartan Ohio Municipal Income Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value (Note 1)
Ohio - 96.9%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,092,820
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,474,550
Akron Gen. Oblig. 5.5% 12/1/21	2,000,000	2,213,300
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,794,712
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	2,205,000	2,406,868
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	1,455,000	1,656,779
5.75% 6/1/14 (FGIC Insured)	1,190,000	1,350,150
5.75% 6/1/16 (FGIC Insured)	1,250,000	1,415,563
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,068,275
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	3,065,375
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	2,029,391
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,325,000	2,601,629
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured) (a)	1,915,000	2,115,711
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,661,310
5.25% 12/1/17 (FSA Insured)	2,000,000	2,207,760
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35	5,000,000	5,721,700
5.375% 12/1/20	2,000,000	2,198,440
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,016,600
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,222,840
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,614,900
Cleveland Gen. Oblig.:
5.25% 12/1/17 (FGIC Insured)	1,355,000	1,468,115
5.5% 9/1/16 (AMBAC Insured)	2,000,000	2,136,720
Cleveland Muni. School District:
5% 12/1/19 (FGIC Insured)	1,000,000	1,067,870
5.25% 12/1/17 (FSA Insured)	2,215,000	2,455,837
5.25% 12/1/19 (FSA Insured)	1,000,000	1,109,560
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	$ 2,685,000	$ 2,185,859
0% 11/15/11 (MBIA Insured)	2,685,000	2,085,037
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,660,665
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,755,540
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	47,348
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,656
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	27,150
Columbus City School District 5.25% 12/1/25 (FSA Insured)	3,780,000	4,127,609
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,626,868
0% 10/1/11 (MBIA Insured)	2,400,000	1,885,824
0% 10/1/12 (MBIA Insured)	1,505,000	1,128,073
5.75% 12/1/11	3,600,000	4,100,688
5.75% 12/1/12	1,950,000	2,199,912
5.75% 12/1/13	2,210,000	2,509,720
5.75% 12/1/14	1,460,000	1,655,479
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (d)	3,140,000	3,659,168
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,419,861
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,469,852
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,272,530
Franklin County Gen. Oblig.:
5.375% 12/1/20	2,000,000	2,193,020
5.5% 12/1/15	1,225,000	1,305,336
5.5% 12/1/16	1,290,000	1,374,598
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,039,210
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,266,877
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,669,804
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,215,310
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	$ 775,000	$ 665,159
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,160,355
5% 12/1/18 (FGIC Insured)	1,075,000	1,160,291
5% 12/1/19 (FGIC Insured)	2,190,000	2,353,067
5% 12/1/19 (FGIC Insured)	1,130,000	1,214,140
Hamilton County Gen. Oblig.:
5.25% 12/1/16	1,900,000	2,035,470
5.25% 12/1/17	2,005,000	2,144,488
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,044,392
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,843,603
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,965,426
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,745,000	5,010,625
Hamilton County Swr. Sys. Rev. (Metropolitan Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	6,000,000	6,756,540
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,089,670
Hilliard School District:
Series A, 5% 12/1/20 (FGIC Insured)	1,000,000	1,033,880
0% 12/1/11 (FGIC Insured)	3,720,000	2,901,712
5.75% 12/1/28 (FGIC Insured)	3,005,000	3,365,089
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,501,682
Kings Local School District 6.1% 12/1/25	6,800,000	7,897,656
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,780,000	3,114,156
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	1,000,000	1,128,420
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,090,380
5.5% 2/15/11	1,875,000	2,052,638
5.5% 2/15/12	1,000,000	1,097,840
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	2,400,000	2,636,544
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,304,962
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	$ 5,000,000	$ 5,362,600
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,235,720
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,337,400
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	1,000,000	1,033,940
Medina City School District 5.25% 12/1/28 (FGIC Insured)	11,175,000	11,723,916
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,265,910
5% 12/1/19 (FGIC Insured)	1,110,000	1,193,294
Milford Exempt Villlage School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,533,996
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,452,108
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,670,258
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,758,613
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,417,690
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,446,092
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	2,019,980
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	3,000,000	2,993,670
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,035,520
5% 4/1/11 (FSA Insured)	1,425,000	1,571,504
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11	3,370,000	3,819,861
Series 2001 A:
5.5% 10/1/11 (FSA Insured)	1,930,000	2,194,564
5.5% 10/1/12 (FSA Insured)	1,000,000	1,129,970
Series A, 5% 4/1/20 (MBIA Insured)	1,000,000	1,072,550
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,315,466
5% 4/1/17 (MBIA Insured)	2,485,000	2,674,084
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,233,412
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Bldg. Auth.: - continued
(William Green Bldg. Proj.) Series A, 5% 4/1/11 (FGIC Insured)	$ 2,000,000	$ 2,205,620
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,974,369
0% 8/1/10	2,000,000	1,641,200
0% 8/1/14	1,375,000	933,226
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,621,654
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,914,172
Series IIB, 5.5% 6/1/15	2,265,000	2,515,985
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,262,380
Series 2002 B, 5.25% 11/1/20	2,520,000	2,761,542
Series A, 5.5% 9/15/16	11,060,000	12,383,879
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,213,280
6.5% 10/1/20	2,335,000	2,906,958
Series C, 5.125% 10/1/17	2,985,000	3,182,040
6.125% 10/1/15	2,000,000	2,408,720
6.25% 10/1/16	2,500,000	3,054,250
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,126,340
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,370,096
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,443,767
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	720,000	720,230
Series C, 4.9% 9/1/26 (c)	360,000	362,531
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,310,815
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,900,637
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,419,670
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,122,550
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,182,200
Series A, 5.8% 12/1/29	3,300,000	3,667,125
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio State Univ. Gen. Receipts: - continued
Series B, 5.25% 6/1/16	$ 5,000,000	$ 5,524,900
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,825,700
5.5% 2/15/26	3,700,000	4,006,434
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,129,054
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	2,000,000	2,013,020
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	4,040,000	4,537,324
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,805,123
5.25% 12/1/15	2,200,000	2,482,524
5.375% 12/1/17	285,000	316,250
5.375% 12/1/19	3,000,000	3,333,060
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,968,249
5.5% 12/1/18 (AMBAC Insured)	240,000	240,722
5% 12/1/17	3,765,000	4,097,600
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,641,338
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5% 6/1/18	2,000,000	2,165,200
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,473,747
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,216,932
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,083,410
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,935,783
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,139,839
Pickerington Local School District 5.25% 12/1/20 (FGIC Insured)	5,000,000	5,493,850
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,132,718
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,598,265
6.375% 11/15/30	1,000,000	1,061,870
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	$ 2,125,000	$ 2,290,091
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,115,230
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,563,380
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	1,800,000	1,958,670
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,825,045
5.25% 12/1/21	1,740,000	1,924,892
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,706,983
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,211,987
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,460,680
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,175,656
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,474,141
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,114,300
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,559,646
5% 6/1/19 (AMBAC Insured)	1,520,000	1,639,350
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	1,455,000	1,510,174
6.1% 12/1/12	500,000	565,500
6.65% 12/1/11	380,000	426,550
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,495,546
5% 5/1/18 (MBIA Insured)	1,440,000	1,553,386
5% 5/1/19 (MBIA Insured)	1,515,000	1,633,064
		410,166,491
Puerto Rico - 2.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,111,730
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,768,590
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	1,600,000	1,748,128
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A: - continued
5.5% 10/1/40 (Escrowed to Maturity) (d)	$ 4,700,000	$ 5,114,822
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	800,000	915,280
		10,658,550
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	538,800
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $394,922,321)	421,363,841
NET OTHER ASSETS - 0.5%	2,233,532
NET ASSETS - 100%	$ 423,597,373
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	49.4%
Education	13.9%
Water & Sewer	9.1%
Health Care	7.6%
Others* (individually less than 5%)	20.0%
100.0%
*Includes net other assets
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $4,455,000, or, if different, the net capital gain of such year; and for dividends with respect to the taxable year ended December 31, 2003, $874,000, or, if different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $394,922,321) - See accompanying schedule		$ 421,363,841
Cash		2,775,735
Receivable for fund shares sold		111,307
Interest receivable		3,170,140
Prepaid expenses		1,607
Other affiliated receivables		2
Other receivables		7,894
Total assets		427,430,526

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,000,874
Payable for fund shares redeemed	198,296
Distributions payable	421,603
Accrued management fee	131,841
Other affiliated payables	38,477
Other payables and accrued expenses	42,062
Total liabilities		3,833,153

Net Assets		$ 423,597,373
Net Assets consist of:
Paid in capital		$ 396,452,461
Distributions in excess of net investment income		(48,762)
Accumulated undistributed net realized gain (loss) on investments		752,154
Net unrealized appreciation (depreciation) on investments		26,441,520
Net Assets, for 35,366,667 shares outstanding		$ 423,597,373
Net Asset Value, offering price and redemption price per share ($423,597,373 ÷ 35,366,667 shares)		$ 11.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 19,541,370

Expenses
Management fee	$ 1,587,080
Transfer agent fees	328,715
Accounting fees and expenses	108,551
Non-interested trustees' compensation	2,435
Custodian fees and expenses	8,043
Registration fees	22,993
Audit	41,529
Legal	8,474
Miscellaneous	12,434
Total expenses before reductions	2,120,254
Expense reductions	(29,447)	2,090,807
Net investment income		17,450,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,067,699
Futures contracts	41,851
Swap agreements	238,000
Total net realized gain (loss)		5,347,550
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,761,754)
Futures contracts	(44,815)
Swap agreements	15,601
Total change in net unrealized appreciation (depreciation)		(4,790,968)
Net gain (loss)		556,582
Net increase (decrease) in net assets resulting from operations		$ 18,007,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,450,563	$ 18,267,673
Net realized gain (loss)	5,347,550	4,269,224
Change in net unrealized appreciation (depreciation)	(4,790,968)	1,221,341
Net increase (decrease) in net assets resulting from operations	18,007,145	23,758,238
Distributions to shareholders from net investment income	(17,502,945)	(18,304,425)
Distributions to shareholders from net realized gain	(5,096,645)	(3,358,167)
Total distributions	(22,599,590)	(21,662,592)
Share transactions Proceeds from sales of shares	45,167,492	47,985,138
Reinvestment of distributions	16,402,646	15,661,112
Cost of shares redeemed	(64,421,289)	(69,763,780)
Net increase (decrease) in net assets resulting from share transactions	(2,851,151)	(6,117,530)
Redemption fees	2,423	3,031
Total increase (decrease) in net assets	(7,441,173)	(4,018,853)

Net Assets
Beginning of period	431,038,546	435,057,399
End of period (including distributions in excess of net investment income of $48,762 and undistributed net investment income of $196,860, respectively)	$ 423,597,373	$ 431,038,546
Other Information Shares
Sold	3,749,160	3,964,572
Issued in reinvestment of distributions	1,368,296	1,296,316
Redeemed	(5,378,568)	(5,793,188)
Net increase (decrease)	(261,112)	(532,300)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.03	$ 11.54	$ 11.54	$ 10.86
Income from Investment Operations
Net investment income B	.496	.507	.527	.542 D	.552
Net realized and unrealized gain (loss)	.026	.166	.568	(.002) D	.681
Total from investment operations	.522	.673	1.095	.540	1.233
Distributions from net investment income	(.497)	(.508)	(.525)	(.540)	(.553)
Distributions from net realized gain	(.145)	(.095)	(.080)	-	-
Total distributions	(.642)	(.603)	(.605)	(.540)	(.553)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	- B, E	-
Net asset value, end of period	$ 11.98	$ 12.10	$ 12.03	$ 11.54	$ 11.54
Total Return A	4.44%	5.72%	9.68%	4.73%	11.68%
Ratios to Average Net AssetsC
Expenses before expense reductions	.50%	.51%	.51%	.51%	.52%
Expenses net of voluntary waivers, if any	.50%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49%	.50%	.49%	.46%	.46%
Net investment income	4.13%	4.20%	4.45%	4.64% D	4.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 423,597	$ 431,039	$ 435,057	$ 399,353	$ 381,052
Portfolio turnover rate	26%	22%	19%	17%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/04	% of fund's investments 6/30/04	% of fund's investments 12/31/03
0 - 30	85.4	84.8	77.0
31 - 90	5.0	6.7	3.4
91 - 180	2.5	5.4	11.0
181 - 397	7.1	3.1	8.6
Weighted Average Maturity
	12/31/04	6/30/04	12/31/03
Fidelity Ohio Municipal Money Market Fund	34 Days	26 Days	44 Days
Ohio Tax-Free Money Market Funds Average *	42 Days	41 Days	53 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Variable Rate Demand Notes (VRDNs) 84.4%	Variable Rate Demand Notes (VRDNs) 79.7%
Commercial Paper (including CP Mode) 2.6%	Commercial Paper (including CP Mode) 0.9%
Tender Bonds 4.0%	Tender Bonds 2.1%
Municipal Notes 8.0%	Municipal Notes 14.7%
Fidelity Municipal Cash Central Fund 0.3%	Fidelity Municipal Cash Central Fund 2.3%
Other Investments 0.0%	Other Investments 1.2%
Net Other Assets 0.7%	Net Other Assets** (0.9)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	1/3/05	9/27/04	6/28/04	3/29/04	12/29/03

Fidelity Ohio Municipal Money Market Fund	1.46%	0.99%	0.65%	0.54%	0.69%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value (Note 1)
Ohio - 99.0%
Akron Bath Copley Hosp. District Rev. Series B, 2.01%, LOC JPMorgan Chase Bank, VRDN (b)	$ 7,500,000	$ 7,500,000
Akron Gen. Oblig. BAN 2.75% 11/3/05	9,133,000	9,196,857
Akron Income Tax Rev. Participating VRDN:
Series ROC II R2137, 2.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,390,000	1,390,000
Series ROC II R259, 2.03% (Liquidity Facility Citibank NA) (b)(e)	2,210,000	2,210,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 1.45%, tender 2/14/05 (b)	9,861,000	9,861,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 2.14%, LOC Key Bank NA, VRDN (b)(d)	1,820,000	1,820,000
Blue Ash Gen. Oblig. BAN:
1.25% 2/4/05	1,700,000	1,700,000
2.35% 11/15/05	3,000,000	3,000,000
Butler County Gen. Oblig. BAN:
Series C, 2.5% 6/9/05	4,005,000	4,019,240
2.5% 3/11/05	1,750,000	1,753,279
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 2.05%, LOC Nat'l. City Bank, VRDN (b)	4,525,000	4,525,000
Cincinnati City School District Participating VRDN Series EGL 04 0034, 2.03% (Liquidity Facility Citibank NA) (b)(e)	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 2.03% (Liquidity Facility Sallie Mae), VRDN (b)(d)	7,700,000	7,700,000
Series 1998 A2, 2.03% (Liquidity Facility Sallie Mae), VRDN (b)(d)	19,800,000	19,800,000
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 2.09% (AMBAC Insured), VRDN (b)	5,400,000	5,400,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 2.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	2,040,000	2,040,000
Cleveland Arpt. Sys. Rev.:
Participating VRDN:
Series PT 799, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,500,000	1,500,000
Series SGA 126, 2% (Liquidity Facility Societe Generale) (b)(e)	10,685,000	10,685,000
Series Stars 81, 2.08% (Liquidity Facility BNP Paribas SA) (b)(d)(e)	5,635,000	5,635,000
1.98% (FSA Insured), VRDN (b)	17,450,000	17,450,000
Cleveland Gen. Oblig. Participating VRDN Series PT 2032, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,065,000	3,065,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	$ 4,020,000	$ 4,020,000
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 2%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	100,000	100,000
Columbus City School District Participating VRDN:
Series PT 2278, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,755,000	2,755,000
Series TOC 04 H, 2.02% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	8,300,000	8,300,000
Columbus Gen. Oblig. Participating VRDN Series MS 01 585, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	5,175,000	5,175,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 2.07%, LOC Key Bank NA, VRDN (b)	4,575,000	4,575,000
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 2.03%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
Cuyahoga County Health Care Facilities Rev.:
(Althenheim Proj.) 2.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,475,000	6,475,000
(The A.M. McGregor Home Proj.) 2.03%, LOC Key Bank NA, VRDN (b)	4,425,000	4,425,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	1,365,000	1,365,000
(Pubco Corp. Proj.) Series 2001, 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	2,990,000	2,990,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(d)	4,125,000	4,125,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Sub Series B1, 2.27%, VRDN (b)	7,600,000	7,600,000
Sub Series B3, 2.27%, VRDN (b)	7,600,000	7,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 2.07%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,015,000	7,015,000
Dayton Gen. Oblig. BAN 3% 7/7/05 (d)	2,650,000	2,663,305
Dayton School District Participating VRDN Series SG 173, 2.02% (Liquidity Facility Societe Generale) (b)(e)	5,500,000	5,500,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 2.05%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,855,000	3,855,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 2.14%, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,060,000	$ 10,060,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 2.06%, LOC Lasalle Bank NA, VRDN (b)(d)	6,750,000	6,750,000
(Hanover Ridge Apts. Proj. 2.08%, LOC Fannie Mae, VRDN (b)(d)	4,350,000	4,350,000
Geauga County Health Care Facilities Rev. (Montefiore Hsg. Corp. Proj.) Series 2001, 2.07%, LOC Key Bank NA, VRDN (b)	5,710,000	5,710,000
Grove City Gen. Oblig. BAN 3% 8/25/05	8,044,000	8,089,354
Hamilton County Health Care Facilities Rev. 2.06%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,145,000	4,145,000
Hamilton Gen. Oblig. BAN 3% 5/5/05	2,975,000	2,986,612
Independence Gen. Oblig. BAN 2.25% 5/11/05	8,400,000	8,407,029
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,005,000	4,005,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	3,120,000	3,120,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(d)	950,000	950,000
(Norshar Co. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,925,000	2,925,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 2.14%, LOC Key Bank NA, VRDN (b)(d)	4,000,000	4,000,000
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 2.14%, LOC Key Bank NA, VRDN (b)(d)	875,000	875,000
(Rembond Proj.) Series 1996, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	1,845,000	1,845,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(d)	2,640,000	2,640,000
(Kettering Affiliated Proj.) 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 2.05%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(d)	4,315,000	4,315,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
North Ridgeville Gen. Oblig. BAN 2.48% 12/15/05	$ 8,965,000	$ 8,979,999
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,180,000	4,180,000
(AK Steel Corp. Proj.) Series A, 2.05%, LOC ABN-AMRO Bank NV, VRDN (b)(d)	7,100,000	7,100,000
Ohio Bldg. Auth. Participating VRDN:
Series FRRI 02 L 31J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,375,000	5,375,000
Series LB 04 L21J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	7,100,000	7,100,000
Series PT 1824, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,400,000	6,400,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 1823, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,500,000	6,500,000
Series PT 1831, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,620,000	5,620,000
Series PT 2046, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,575,000	2,575,000
Series PT 2125, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,155,000	6,155,000
Series PT 2137, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,610,000	5,610,000
Series PT 2139, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,315,000	4,315,000
Series Putters 389, 2.01% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,990,000	1,990,000
Series Putters 511, 2.01% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	6,900,000	6,900,000
Series Putters 608, 2.01% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,840,000	5,840,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MS 98 116, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	10,120,000	10,120,000
(Ashland Univ. Proj.) 2.04%, LOC Key Bank NA, VRDN (b)	9,000,000	9,000,000
(Pooled Fing. Prog.):
Series 1996, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,095,000	2,095,000
Series 1998, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,225,000	10,225,000
Series 1999, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,595,000	12,595,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)(f)	$ 6,705,000	$ 6,705,000
Participating VRDN:
Series BA 00 Q, 2.14% (Liquidity Facility Bank of America NA) (b)(d)(e)	320,000	320,000
Series BA 01 I, 2.11% (Liquidity Facility Bank of America NA) (b)(d)(e)	4,375,000	4,375,000
Series BA 98 B, 2.14% (Liquidity Facility Bank of America NA) (b)(d)(e)	14,695,000	14,695,000
Series BA 98 Q, 2.14% (Liquidity Facility Bank of America NA) (b)(d)(e)	4,600,000	4,600,000
Series BA 99 Q, 2.14% (Liquidity Facility Bank of America NA) (b)(d)(e)	1,260,000	1,260,000
Series FRRI 25, 2.1% (Liquidity Facility Bank of New York, New York) (b)(d)(e)	1,460,000	1,460,000
Series LB 03 L46J, 2.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	6,560,000	6,560,000
Series Merlots 01 A78, 2.11% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	2,300,000	2,300,000
Series Merlots 02 A34, 2.11% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	2,395,000	2,395,000
Series PT 1334, 2.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,080,000	5,080,000
Series PT 228, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,695,000	4,695,000
Series PT 241, 2.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	3,565,000	3,565,000
Series PT 567, 2.07% (Liquidity Facility Danske Bank AS) (b)(d)(e)	3,975,000	3,975,000
Series PT 582, 2.07% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)(e)	2,400,000	2,400,000
Series B, 2.05% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(d)	11,990,000	11,990,000
Series F, 2.01% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(d)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.05%, LOC Key Bank NA, VRDN (b)(d)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 2.05%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(d)	$ 2,930,000	$ 2,930,000
Series B, 2.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(d)	480,000	480,000
Series C, 2.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(d)	625,000	625,000
Series D, 2.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(d)	625,000	625,000
(Pine Crossing Apts. Proj.) 2.06%, LOC Lasalle Bank NA, VRDN (b)(d)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 2.03%, LOC Fannie Mae, VRDN (b)(d)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 2.03%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(d)	8,750,000	8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 2.07%, LOC Nat'l. City Bank, VRDN (b)(d)	105,000	105,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 2.07%, LOC Nat'l. City Bank, VRDN (b)(d)	135,000	135,000
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 2.07%, LOC Nat'l. City Bank, VRDN (b)(d)	50,000	50,000
(Standby Screw & Machine Proj.) Series 1991 IA, 2.07%, LOC Nat'l. City Bank, VRDN (b)(d)	100,000	100,000
Ohio Poll. Cont. Rev.:
(Gen. Motors Corp. Proj.) Series 1985, 3%, VRDN (b)	4,350,000	4,350,000
(Sohio Air Proj.) Series 1995, 2.19%, VRDN (b)	3,400,000	3,400,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 2.23% (BP PLC Guaranteed), VRDN (b)(d)	3,950,000	3,950,000
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 2.23%, VRDN (b)(d)	17,425,000	17,425,000
Series 1999, 2.23% (BP PLC Guaranteed), VRDN (b)(d)	1,500,000	1,500,000
Series 2000, 2.23% (BP PLC Guaranteed), VRDN (b)(d)	1,000,000	1,000,000
2.23% (BP PLC Guaranteed), VRDN (b)(d)	6,400,000	6,400,000
(BP Products NA, Inc. Proj.):
2.23% (BP PLC Guaranteed), VRDN (b)(d)	3,700,000	3,700,000
2.23% (BP PLC Guaranteed), VRDN (b)(d)	3,690,000	3,690,000
Ohio State Univ. Gen. Receipts Participating VRDN Series MS 851, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	8,260,000	8,260,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	11,790,000	11,790,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 1.78% tender 3/10/05, CP mode	$ 19,650,000	$ 19,650,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 2.09%, LOC Fleet Bank NA, VRDN (b)(d)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 2%, LOC Barclays Bank PLC, VRDN (b)(d)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 2%, LOC Barclays Bank PLC, VRDN (b)(d)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Premcor Refining Group Proj.) 2.38%, tender 12/1/05, LOC Fleet Nat'l. Bank (b)(d)	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.) Series 1997, 2.02%, LOC Wachovia Bank NA, VRDN (b)(d)	24,000,000	24,000,000
Perrysburg Gen. Oblig. BAN 2.2% 8/11/05	1,955,000	1,959,662
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 2.05%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	2,695,000	2,695,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 2.09%, LOC Key Bank NA, VRDN (b)	4,870,000	4,870,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 2.14%, LOC Standard Fed. Bank, VRDN (b)(d)	1,800,000	1,800,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,590,000	2,590,000
Salem City Hosp. Facilities Rev. Series 2000, 2.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,600,000	5,600,000
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 2.14%, LOC Key Bank NA, VRDN (b)(d)	2,390,000	2,390,000
(Kidd Dev. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,870,000	2,870,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
2.17%, LOC Nat'l. City Bank, VRDN (b)(d)	1,700,000	1,700,000
2.2%, LOC Nat'l. City Bank, VRDN (b)(d)	2,575,000	2,575,000
(Kaiser Dev. Proj.) 2.15%, LOC Nat'l. City Bank, VRDN (b)(d)	650,000	650,000
(Keltec, Inc. Proj.) Series 1987, 2.13%, LOC Nat'l. City Bank, VRDN (b)(d)	150,000	150,000
(Mannix Co. Proj.) Series 1987, 2.13%, LOC JPMorgan Chase Bank, VRDN (b)(d)	805,000	805,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Summit County Indl. Dev. Rev.: - continued
(Sigma Properties Proj.) Series 2000 B, 2.17%, LOC Nat'l. City Bank, VRDN (b)(d)	$ 1,910,000	$ 1,910,000
(Summit Plastic Co. Proj.) 2.17%, LOC Nat'l. City Bank, VRDN (b)(d)	1,015,000	1,015,000
(Triumph Hldgs. Proj.) 2.22%, LOC Nat'l. City Bank, VRDN (b)(d)	1,355,000	1,355,000
Toledo City School District Participating VRDN:
Series MS 889, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	1,807,500	1,807,500
Series Putters 655, 2.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,695,000	1,695,000
Toledo Lucas County Port Auth. Rev. Series 2004 C, 2%, LOC Bank of Nova Scotia New York Agcy., VRDN (b)	10,700,000	10,700,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	2,065,000	2,065,000
Union County Gen. Oblig. BAN 2.5% 6/9/05	4,020,000	4,032,907
Univ. of Cincinnati Gen. Receipts BAN 2.75% 3/28/05	4,860,000	4,870,145
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 2.03%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,119,000	12,119,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	2,210,000	2,210,000
(Dowa THT America, Inc. Proj.) Series 1999, 2.1%, LOC Comerica Bank, Detroit, VRDN (b)(d)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.19%, LOC JPMorgan Chase Bank, VRDN (b)(d)	5,900,000	5,900,000
		762,725,889
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 0.3%
Fidelity Municipal Cash Central Fund, 1.99% (a)(c)	1,955,900	$ 1,955,900
TOTAL INVESTMENT PORTFOLIO - 99.3%		764,681,789
NET OTHER ASSETS - 0.7%		5,376,437
NET ASSETS - 100%		$ 770,058,226
Total Cost for Federal Income Tax Purposes $ 764,681,789
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,725,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	3/16/01	$ 4,020,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	9/25/00 - 11/12/03	$ 6,705,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $25,000 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $764,681,789) - See accompanying schedule		$ 764,681,789
Cash		8,175,638
Receivable for fund shares sold		9,462,305
Interest receivable		2,408,315
Prepaid expenses		2,727
Other receivables		45,233
Total assets		784,776,007

Liabilities
Payable for investments purchased	$ 5,840,000
Payable for fund shares redeemed	8,497,807
Distributions payable	12,053
Accrued management fee	236,254
Other affiliated payables	93,667
Other payables and accrued expenses	38,000
Total liabilities		14,717,781

Net Assets		$ 770,058,226
Net Assets consist of:
Paid in capital		$ 770,012,766
Undistributed net investment income		70,820
Accumulated undistributed net realized gain (loss) on investments		(25,360)
Net Assets, for 770,031,617 shares outstanding		$ 770,058,226
Net Asset Value, offering price and redemption price per share ($770,058,226 ÷ 770,031,617 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 9,038,220

Expenses
Management fee	$ 2,621,911
Transfer agent fees	956,388
Accounting fees and expenses	93,854
Non-interested trustees' compensation	3,846
Custodian fees and expenses	12,337
Registration fees	44,393
Audit	32,873
Miscellaneous	29,013
Total expenses before reductions	3,794,615
Expense reductions	(121,300)	3,673,315
Net investment income		5,364,905
Net realized gain (loss) on investment securities		(25,360)
Net increase in net assets resulting from operations		$ 5,339,545

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,364,905	$ 4,187,255
Net realized gain (loss)	(25,360)	101,248
Net increase in net assets resulting from operations	5,339,545	4,288,503
Distributions to shareholders from net investment income	(5,369,246)	(4,187,255)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,700,320,832	1,299,484,550
Reinvestment of distributions	5,288,351	4,082,891
Cost of shares redeemed	(1,623,280,855)	(1,267,981,040)
Net increase (decrease) in net assets and shares resulting from share transactions	82,328,328	35,586,401
Total increase (decrease) in net assets	82,298,627	35,687,649

Net Assets
Beginning of period	687,759,599	652,071,950
End of period (including undistributed net investment income of $70,820 and $0, respectively)	$ 770,058,226	$ 687,759,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.006	.011	.025	.036
Distributions from net investment income	(.008)	(.006)	(.011)	(.025)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.76%	.64%	1.13%	2.52%	3.71%
Ratios to Average Net Assets B
Expenses before expense reductions	.54%	.54%	.54%	.55%	.56%
Expenses net of voluntary waivers, if any	.54%	.54%	.54%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.51%	.51%	.55%
Net investment income	.77%	.64%	1.12%	2.47%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 770,058	$ 687,760	$ 652,072	$ 622,602	$ 516,018

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 26,464,998
Unrealized depreciation	(289,617)
Net unrealized appreciation (depreciation)	26,175,381
Undistributed long-term capital gain	607,572

Cost for federal income tax purposes	$ 395,188,460

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid for the income fund was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 17,922,650	$ 18,304,425
Long-term Capital Gains	4,676,940	3,358,167
Total	$ 22,599,590	$ 21,662,592

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $107,961,489 and $113,246,989, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Ohio Municipal Income Fund	.25%	.13%	.38%
Fidelity Ohio Municipal Money Market Fund	.25%	.13%	.38%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Ohio Municipal Money Market Fund	$ 172,750

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan Ohio Municipal Income Fund	$ -	$ 7,269	$ 22,178	$ -
Fidelity Ohio Municipal Money Market Fund	-	12,251	109,049	-

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Ohio Municipal Money Market (2001) and Spartan Ohio Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997 or 2000

Vice President of Ohio Municipal Money Market (2000) and Spartan Ohio Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Ohio Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Ohio Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Michael J. Marchese (47)

Year of Election or Appointment: 2004

Vice President of Ohio Municipal Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Marchese worked as a director of research and portfolio manager.

Douglas T. McGinley (39)

Year of Election or Appointment: 2004

Vice President of Spartan Ohio Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Ohio Municipal Money Market and Spartan Ohio Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of Ohio Municipal Money Market (1989) and Spartan Ohio Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Spartan Ohio Municipal Income Fund voted to pay on February 7, 2005, to shareholders of record at the opening of business on February 4, 2005, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, 100% of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends were free from federal income tax, and 6.30% and 43.08% of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Spartan Ohio Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan Ohio Municipal Income Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

OFF-UANN-0205
1.787739.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Pennsylvania Municipal
Income Fund

and

Fidelity®
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® PA Municipal Income Fund	4.28%	6.87%	6.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Pennsylvania Municipal Income Fund on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® Pennsylvania Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the 12 months ending December 31, 2004, the fund returned 4.28%. During the same period, the LipperSM Pennsylvania Municipal Debt Funds Average returned 3.55% and the Lehman Brothers Pennsylvania Enhanced Municipal Bond Index returned 4.26%. Pennsylvania munis performed in line with most state muni markets, responding to improving economic conditions and rising interest rates. The fund's outperformance of its benchmarks likely was aided by its stake in bonds that were prerefunded during the period, a process that generally resulted in higher prices for these securities. I believe my approach to managing the fund's interest rate sensitivity - which involved keeping it in line with the Lehman Brothers index - also benefited performance given the volatility that characterized the year. Detracting from performance relative to the index was my decision to underweight hospital bonds, which were some of the Pennsylvania muni market's best performers. These securities were buoyed by a combination of strong demand for the high levels of income they offer, as well as the improved financial stability of the hospitals themselves, aided by their ability to pass on price increases to insurers and patients in the form of higher premiums and co-payments.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Spartan Pennsylvania Municipal Income Fund
Actual	$ 1,000.00	$ 1,055.20	$ 2.53
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49
Fidelity Pennsylvania Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,005.00	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Pennsylvania Municipal Income Fund	.49%
Fidelity Pennsylvania Municipal Money Market Fund	.50%

Annual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.3	44.5
Escrowed/Pre-Refunded	18.7	5.1
Education	12.0	10.9
Transportation	11.6	12.4
Health Care	10.3	10.4
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	12.6	13.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	6.1	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 79.9%	AAA 81.4%
AA,A 14.6%	AA,A 13.6%
BBB 2.2%	BBB 3.1%
Not Rated 1.1%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19	$ 1,000,000	$ 1,088,470
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,222,520
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	794,892
		4,105,882
Pennsylvania - 94.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,580,850
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,071,840
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,185,860
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,312,060
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) 5.25% 3/1/32	2,000,000	2,085,800
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	465,356
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,050,410
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,701,830
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,051,462
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,683,293
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,168,860
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (c)	1,870,000	1,978,310
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	475,155
0% 9/15/28 (FGIC Insured)	1,000,000	297,680
0% 9/15/29 (FGIC Insured)	2,705,000	757,752
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,631,601
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	10,025,377
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,802,925
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,242,260
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	$ 600,000	$ 644,838
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,525,647
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,539,948
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,556,200
6% 11/15/30	3,620,000	4,114,854
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.):
6% 12/15/09	1,500,000	1,518,930
6% 12/15/20	2,300,000	2,316,652
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	2,500,000	2,774,475
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,423,718
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,074,400
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,862,703
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	472,799
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,271,423
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,456,930
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	2,020,600
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,669,234
6% 6/1/16 (AMBAC Insured)	1,000,000	1,187,750
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	2,240,000	2,295,306
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,082,970
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,183,773
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	$ 1,000,000	$ 828,640
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,704,508
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,411,899
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,405,285
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,076,218
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,437,115
6.375% 11/1/41 (c)	1,300,000	1,358,123
Pennsylvania Gen. Oblig.:
First Series:
5% 6/1/13 (Pre-Refunded to 6/1/09 @ 101) (d)	750,000	831,810
5% 6/1/14 (Pre-Refunded to 6/1/09 @ 101) (d)	1,280,000	1,419,622
5% 6/1/19 (Pre-Refunded to 6/1/09 @ 101) (d)	7,275,000	8,068,557
5.25% 2/1/14	125,000	138,431
5.25% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (d)	2,100,000	2,371,908
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,411,850
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,654,083
5% 8/1/17 (Pre-Refunded to 8/1/08 @ 101) (d)	2,450,000	2,690,174
5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	1,175,000	1,307,975
5.25% 10/15/13 (Pre-Refunded to 10/15/10 @ 101) (d)	1,000,000	1,130,900
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	6,000,000	6,873,120
5.75% 10/1/16 (Pre-Refunded to 10/1/09 @ 101) (d)	475,000	543,657
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(Trustees Univ. Proj.) 5.5% 7/15/38	4,380,000	4,659,970
(Univ. of Pennsylvania Proj.) Series A, 5.9% 9/1/15	1,200,000	1,227,984
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	4,075,000	4,469,827
6% 5/1/29	3,470,000	3,764,221
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,820,375
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,100,540
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	$ 1,000,000	$ 1,097,870
5.25% 8/1/11 (FSA Insured)	1,000,000	1,103,820
Series 2001 A:
6% 1/15/22	400,000	441,100
6% 1/15/31	1,000,000	1,094,360
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	552,985
Pennsylvania Hsg. Fin. Agcy.:
Series 52B, 5.55% 10/1/12 (c)	235,000	235,545
Series 54A, 5.375% 10/1/28 (c)	565,000	573,639
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,220,400
7% 1/1/07 (AMBAC Insured)	1,000,000	1,088,610
Pennsylvania Pub. School Bldg. Auth. School Rev. (Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	554,400
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,090,730
5% 7/15/41 (AMBAC Insured)	4,500,000	4,603,410
5.25% 7/15/41 (AMBAC Insured)	1,800,000	1,886,976
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,285,160
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,175,940
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	4,096,482
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,301,680
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,238,840
Third Series, 5% 8/1/06 (FSA Insured)	1,000,000	1,038,130
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,716,752
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,072,170
5.5% 5/15/08	1,000,000	1,090,030
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.) 6.25% 7/1/06 (Escrowed to Maturity) (d)	2,600,000	2,751,034
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	$ 1,000,000	$ 798,300
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,235,020
Philadelphia School District:
Series 2000 A, 5.75% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (d)	365,000	419,243
Series 2002 A:
5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (d)	3,565,000	4,070,517
5.5% 2/1/31 (Pre-Refunded to 2/1/12 @ 100) (d)	1,000,000	1,141,800
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @ 100) (d)	500,000	574,305
Series B:
5.375% 4/1/27 (Pre-Refunded to 4/1/07 @ 100) (d)	4,000,000	4,266,760
5.625% 8/1/15 (FGIC Insured)	1,500,000	1,690,185
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,885,428
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,764,382
Series A, 5.375% 11/1/19 (FGIC Insured)	3,000,000	3,325,530
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,537,800
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)	800,000	903,056
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	261,063
Series A, 6% 3/1/07 (MBIA Insured)	2,735,000	2,944,118
5.5% 9/1/12 (AMBAC Insured)	1,065,000	1,137,495
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,432,938
0% 8/1/08 (AMBAC Insured)	2,000,000	1,807,700
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,988,295
Quaker Valley School District 5.5% 4/1/25 (FSA Insured)	1,020,000	1,133,812
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,697,043
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	877,556
5.375% 4/1/17 (FSA Insured)	830,000	914,212
5.375% 4/1/18 (FSA Insured)	875,000	959,709
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Tredyffrin-Easttown School District:
5.5% 2/15/13	$ 1,015,000	$ 1,132,344
5.5% 2/15/16	2,140,000	2,373,495
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,067,824
West Allegheny School District Series B:
5% 2/1/11 (FGIC Insured)	1,225,000	1,347,917
5.25% 2/1/12 (FGIC Insured)	1,850,000	2,070,890
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	2,784,596
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	1,824,594
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	2,700,000	2,829,600
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,598,500
0% 8/15/20 (FGIC Insured)	2,500,000	1,225,400
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,426,300
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,387,462
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	2,500,000	2,570,675
		281,984,550
Puerto Rico - 1.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	444,692
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,600,000	2,840,708
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	$ 1,000,000	$ 1,127,470
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	500,000	552,720
		4,965,590
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $273,818,608)	291,056,022
NET OTHER ASSETS - 2.2%	6,565,371
NET ASSETS - 100%	$ 297,621,393
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.1395% and pay quarterly a floating rate based on BMA Municipal Swap Index with Morgan Stanley, Inc.	May 2025	$ 2,000,000	$ 5,042
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.3%
Escrowed/Pre-Refunded	18.7%
Education	12.0%
Transportation	11.6%
Health Care	10.3%
Water & Sewer	9.5%
Others* (individually less than 5%)	8.6%
100.0%
*Includes net other assets
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $1,131,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $186,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

During the fiscal year ended December 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 12.60% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $273,818,608) - See accompanying schedule		$ 291,056,022
Cash		4,715,909
Receivable for fund shares sold		121,755
Interest receivable		3,563,262
Swap agreements, at value		5,042
Prepaid expenses		1,095
Other receivables		7,029
Total assets		299,470,114

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 546,415
Payable for fund shares redeemed	861,013
Distributions payable	284,447
Accrued management fee	92,124
Other affiliated payables	25,703
Other payables and accrued expenses	39,019
Total liabilities		1,848,721

Net Assets		$ 297,621,393
Net Assets consist of:
Paid in capital		$ 281,034,881
Distributions in excess of net investment income		(2,166)
Accumulated undistributed net realized gain (loss) on investments		(653,778)
Net unrealized appreciation (depreciation) on investments		17,242,456
Net Assets, for 27,007,273 shares outstanding		$ 297,621,393
Net Asset Value, offering price and redemption price per share ($297,621,393 ÷ 27,007,273 shares)		$ 11.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 13,378,890

Expenses
Management fee	$ 1,085,476
Transfer agent fees	214,224
Accounting fees and expenses	74,157
Non-interested trustees' compensation	1,659
Custodian fees and expenses	5,786
Registration fees	22,556
Audit	40,927
Legal	3,683
Miscellaneous	7,952
Total expenses before reductions	1,456,420
Expense reductions	(30,894)	1,425,526
Net investment income		11,953,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,135,566
Swap agreements	(4,381)
Total net realized gain (loss)		1,131,185
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,391,275)
Swap agreements	5,042
Total change in net unrealized appreciation (depreciation)		(1,386,233)
Net gain (loss)		(255,048)
Net increase (decrease) in net assets resulting from operations		$ 11,698,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,953,364	$ 12,411,615
Net realized gain (loss)	1,131,185	3,115,200
Change in net unrealized appreciation (depreciation)	(1,386,233)	(684,686)
Net increase (decrease) in net assets resulting from operations	11,698,316	14,842,129
Distributions to shareholders from net investment income	(11,909,386)	(12,386,124)
Distributions to shareholders from net realized gain	(1,280,619)	(2,676,206)
Total distributions	(13,190,005)	(15,062,330)
Share transactions Proceeds from sales of shares	41,546,733	33,102,566
Reinvestment of distributions	9,672,228	11,095,137
Cost of shares redeemed	(44,125,799)	(51,986,017)
Net increase (decrease) in net assets resulting from share transactions	7,093,162	(7,788,314)
Redemption fees	1,146	1,591
Total increase (decrease) in net assets	5,602,619	(8,006,924)

Net Assets
Beginning of period	292,018,774	300,025,698
End of period (including distributions in excess of net investment income of $2,166 and undistributed net investment income of $23,804, respectively)	$ 297,621,393	$ 292,018,774
Other Information Shares
Sold	3,770,208	2,987,477
Issued in reinvestment of distributions	881,647	1,001,950
Redeemed	(4,041,514)	(4,706,471)
Net increase (decrease)	610,341	(717,044)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.07	$ 10.64	$ 10.64	$ 10.06
Income from Investment Operations
Net investment income B	.454	.463	.482	.494 E	.494
Net realized and unrealized gain (loss)	.006 C	.091	.471	.030 E	.581
Total from investment operations	.460	.554	.953	.524	1.075
Distributions from net investment income	(.452)	(.462)	(.482)	(.493)	(.495)
Distributions from net realized gain	(.048)	(.102)	(.041)	(.031)	-
Total distributions	(.500)	(.564)	(.523)	(.524)	(.495)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 11.02	$ 11.06	$ 11.07	$ 10.64	$ 10.64
Total Return A	4.28%	5.11%	9.14%	4.97%	10.99%
Ratios to Average Net Assets D
Expenses before expense reductions	.50%	.51%	.51%	.51%	.52%
Expenses net of voluntary waivers, if any	.50%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49%	.50%	.49%	.45%	.44%
Net investment income	4.14%	4.18%	4.42%	4.59% E	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,621	$ 292,019	$ 300,026	$ 269,262	$ 243,369
Portfolio turnover rate	14%	18%	9%	22%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/04	% of fund's investments 6/30/04	% of fund's investments 12/31/03
0 - 30	87.7	79.2	74.0
31 - 90	3.2	13.2	2.2
91 - 180	1.4	3.0	17.5
181 - 397	7.7	4.6	6.3
Weighted Average Maturity
	12/31/04	6/30/04	12/31/03
Fidelity Pennsylvania Municipal Money Market Fund	27 Days	30 Days	41 Days
Pennsylvania Tax-Free Money Market Funds Average *	32 Days	32 Days	36 Days

*Source: iMoneyNet, Inc.

Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Variable Rate Demand Notes (VRDNs) 79.5%	Variable Rate Demand Notes (VRDNs) 66.9%
Commercial Paper (including CP Mode) 6.0%	Commercial Paper (including CP Mode) 13.1%
Tender Bonds 4.0%	Tender Bonds 3.9%
Municipal Notes 3.3%	Municipal Notes 1.3%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 0.1%
Other Investments 4.7%	Other Investments 10.9%
Net Other Assets 2.5%	Net Other Assets 3.8%

Current and Historical Seven-Day Yields

	1/3/05	9/27/04	6/28/04	3/29/04	12/29/03
Fidelity Pennsylvania Municipal Money Market Fund	1.48%	1.02%	0.64%	0.60%	0.84%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 2.02% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 2,300,000	$ 2,300,000
Series PA 606, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
		3,500,000
Pennsylvania - 96.5%
Allegheny County Arpt. Rev.:
Bonds (Pittsburgh Int'l. Arpt. Proj.) 5.5% 1/1/05 (MBIA Insured) (b)	7,400,000	7,400,000
Participating VRDN Series PA 567, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Allegheny County Gen. Oblig. Bonds Series C56, 4% 10/1/05 (FSA Insured)	6,595,000	6,689,336
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 1.71%, tender 6/1/05, LOC PNC Bank NA, Pittsburgh (a)	3,900,000	3,900,000
Participating VRDN Series PT 762, 2.01% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,720,000	2,720,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 2.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,730,000	1,730,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Children's Museum of Pittsburgh Proj.) 1.85%, tender 10/1/05, LOC PNC Bank NA, Pittsburgh (a)	4,230,000	4,230,000
Participating VRDN Series Merlots A48, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 2.12%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	1,600,000	1,600,000
(R.I. Lampus Co. Proj.) Series 1997 A, 2.12%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	2,560,000	2,560,000
(Sacred Heart High School Proj.) 2.06%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 2.1%, VRDN (a)	3,200,000	3,200,000
(UPMC Health Sys. Proj.) Series 2002 C, 2.01%, LOC Comerica Bank, Detroit, VRDN (a)	1,740,000	1,740,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 2.03% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Berks County Indl. Dev. Auth. Rev. (Grafika Commercial Printing, Inc. Proj.) Series 1995, 2.09%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 695,000	$ 695,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 1.98%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 2.09%, LOC Wachovia Bank NA, VRDN (a)(b)	1,020,000	1,020,000
(Snowball Real Estate LP Proj.) 2.14%, LOC Wachovia Bank NA, VRDN (a)(b)	2,375,000	2,375,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 2.08%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 2%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	2,525,000	2,525,000
Central Bucks School District Series 2000 A, 2.04% (FGIC Insured), VRDN (a)	4,330,000	4,330,000
Chester County Inter Unit 2.09%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,660,000	1,660,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. Proj.) Series 2001 A, 1.75% tender 2/3/05, LOC Wachovia Bank NA, CP mode	6,000,000	6,000,000
(PECO Energy Co. Proj.) Series 1999 A, 2.25%, LOC Wachovia Bank NA, VRDN (a)	3,300,000	3,300,000
Harrisburg Auth. Wtr. Rev. Series A, 2.04% (FGIC Insured), VRDN (a)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 2.05%, LOC Bank of America NA, VRDN (a)(b)	2,500,000	2,500,000
Lackawanna County Gen. Oblig. Series 2004 B, 2.01% (FSA Insured), VRDN (a)	3,300,000	3,300,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 2.09% (MBIA Insured), VRDN (a)	2,295,000	2,295,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 2.09%, VRDN (a)	2,880,000	2,880,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 2.09%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 2.14%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,905,000	1,905,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.): - continued
Series C, 2.14%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 2%, LOC Fleet Nat'l. Bank, VRDN (a)	3,300,000	3,300,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Peco Energy Co. Proj.) Series 1999 A, 2%, LOC Wachovia Bank NA, VRDN (a)	3,200,000	3,200,000
(RJI LP Proj.) Series 1992, 2.15%, LOC Nat'l. City Bank, VRDN (a)(b)	190,000	190,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 1.78% tender 2/11/05, CP mode (b)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 2.04%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,600,000	2,600,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 2.11%, VRDN (a)(b)	7,200,000	7,200,000
(York Wtr. Co. Proj.) Series B, 2.08% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	200,000	200,000
Series 1996 A2, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 1996 A7, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	425,000	425,000
Series 1999 C4, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Series 2002 B6, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Series 2004 D2, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,900,000	2,900,000
Series 2004 D3, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,500,000	1,500,000
Series 2004 D6, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,800,000	2,800,000
Series 2004 E1, 2.01%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
Series B3, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series B5, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 1,100,000	$ 1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Westrum Hanover, L.P. Proj.) 2.05%, VRDN (a)(b)	2,500,000	2,500,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Participating VRDN Series MT 47, 2.06%, LOC Lloyds TSB Bank PLC (a)(b)(c)	4,500,000	4,500,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 2.155% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Series B, 2.19% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Merlots 04 B15, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,100,000	3,100,000
Series MS 01 465, 2.03% (Liquidity Facility Morgan Stanley) (a)(c)	6,995,000	6,995,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 1.93%, LOC Sallie Mae, VRDN (a)(b)	17,800,000	17,800,000
Series 1997 A, 2.05% (AMBAC Insured), VRDN (a)(b)	2,900,000	2,900,000
Series 1999 A, 2.01% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2000 A, 2.05% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2001 B, 2.05% (FSA Insured), VRDN (a)(b)	800,000	800,000
Series 2002 B, 2.05% (FSA Insured), VRDN (a)(b)	2,800,000	2,800,000
Series A, 2.05% (FSA Insured), VRDN (a)(b)	5,600,000	5,600,000
Series A1, 2.05% (AMBAC Insured), VRDN (a)(b)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. Health Svcs. Rev. Bonds Series 1996 A, 6% 1/1/05	1,000,000	1,000,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.05%, LOC Lloyds TSB Bank PLC (a)(c)	3,290,000	3,290,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Mount Aloysius College Proj.) Series L3, 2.03%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2004 81A, 1.25% 4/1/05 (b)	510,000	510,000
Participating VRDN:
Series PA 1235, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,280,000	2,280,000
Series PA 930, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,995,000	5,995,000
Series PT 2068, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,820,000	1,820,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series PT 2190, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,440,000	$ 5,440,000
Series PT 890, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,795,000	1,795,000
Series 2004 82B, 2.03% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	23,175,000	23,175,000
Series 86 C, 1.99% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	3,300,000	3,300,000
Pennsylvania Pub. School Bldg. Auth. School Rev.:
Bonds Series Merlots 03 A42, 1.8%, tender 7/28/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	2,895,000	2,895,000
Participating VRDN Series MS 958, 2.03% (Liquidity Facility Morgan Stanley) (a)(c)	3,100,000	3,100,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN:
Series PT 2467, 2.01% (Liquidity Facility WestLB AG) (a)(c)	3,300,000	3,300,000
Series ROC II R1005, 2.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,470,000	2,470,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 2.04%, tender 1/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,100,000	3,100,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 2.08% (Liquidity Facility Societe Generale) (a)(b)(c)	2,600,000	2,600,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series LB 04 L17, 2.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,385,000	3,385,000
Series PA 882, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,200,000	2,200,000
Series Putters 217, 2.04% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,715,000	7,715,000
Philadelphia Gas Works Rev. Participating VRDN:
Series 1998 104, 2.03% (Liquidity Facility Morgan Stanley) (a)(c)	2,195,000	2,195,000
Series MS 906, 2.03% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Philadelphia Gen. Oblig. TRAN 3% 6/30/05	5,000,000	5,031,815
Philadelphia School District TRAN 3% 6/30/05	6,000,000	6,040,469
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.1%, tender 3/31/05 (Liquidity Facility Morgan Stanley) (a)(c)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,100,000	$ 3,100,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 2.25%, LOC Dexia Cr. Local de France, VRDN (a)(b)	6,400,000	6,400,000
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 2.13%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	150,000	150,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,875,000	2,875,000
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 B:
1.76% tender 1/14/05, LOC Dexia Cr. Local de France, CP mode (b)	5,000,000	5,000,000
1.9% tender 1/21/05, LOC Dexia Cr. Local de France, CP mode (b)	3,200,000	3,200,000
Series 1993, 1.83% tender 1/13/05, LOC Dexia Cr. Local de France, CP mode (b)	3,100,000	3,100,000
		320,096,620
TOTAL INVESTMENT PORTFOLIO - 97.5%		323,596,620
NET OTHER ASSETS - 2.5%		8,239,000
NET ASSETS - 100%		$ 331,835,620
Total Cost for Federal Income Tax Purposes $ 323,596,620
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,895,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Pub. School Bldg. Auth. School Rev. Bonds Series Merlots 03 A42, 1.8%, tender 7/28/05 (Liquidity Facility Wachovia Bank NA)	9/18/03	$ 2,895,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.1%, tender 3/31/05 (Liquidity Facility Morgan Stanley)	4/2/03	$ 2,000,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $23,000 all of which will expire on December 31, 2012.

During the fiscal year ended December 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 59.76% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $323,596,620) - See accompanying schedule		$ 323,596,620
Cash		7,763,321
Receivable for investments sold		353
Receivable for fund shares sold		1,820,969
Interest receivable		1,317,740
Other receivables		15,850
Total assets		334,514,853

Liabilities
Payable for fund shares redeemed	$ 2,495,528
Distributions payable	43,930
Accrued management fee	138,272
Other affiliated payables	1,503
Total liabilities		2,679,233

Net Assets		$ 331,835,620
Net Assets consist of:
Paid in capital		$ 331,818,568
Undistributed net investment income		40,289
Accumulated undistributed net realized gain (loss) on investments		(23,237)
Net Assets, for 331,861,386 shares outstanding		$ 331,835,620
Net Asset Value, offering price and redemption price per share ($331,835,620 ÷ 331,861,386 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 3,973,167

Expenses
Management fee	$ 1,541,124
Non-interested trustees' compensation	1,715
Total expenses before reductions	1,542,839
Expense reductions	(46,883)	1,495,956
Net investment income		2,477,211
Net realized gain (loss) on investment securities		(23,237)
Net increase in net assets resulting from operations		$ 2,453,974

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,477,211	$ 1,887,328
Net realized gain (loss)	(23,237)	34,964
Net increase in net assets resulting from operations	2,453,974	1,922,292
Distributions to shareholders from net investment income	(2,515,303)	(1,887,328)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	592,486,036	400,930,209
Reinvestment of distributions	2,473,422	1,808,695
Cost of shares redeemed	(557,374,245)	(386,784,374)
Net increase (decrease) in net assets and shares resulting from share transactions	37,585,213	15,954,530
Total increase (decrease) in net assets	37,523,884	15,989,494

Net Assets
Beginning of period	294,311,736	278,322,242
End of period (including undistributed net investment income of $40,289 and $0, respectively)	$ 331,835,620	$ 294,311,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.006	.011	.025	.037
Distributions from net investment income	(.008)	(.006)	(.011)	(.025)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.81%	.65%	1.09%	2.50% B	3.80% B
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.48%	.49%	.46%	.47%	.50%
Net investment income	.80%	.66%	1.09%	2.45%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,836	$ 294,312	$ 278,322	$ 240,705	$ 213,847

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 16,609,558
Unrealized depreciation	(66,962)
Net unrealized appreciation (depreciation)	16,542,596

Cost for federal income tax purposes	$ 274,513,426

The tax character of distributions paid for the income fund was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 11,909,386	$ 12,386,124
Ordinary Income	9,602	54,127
Long-term Capital Gains	1,271,017	2,622,079
Total	$ 13,190,005	$ 15,062,330

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $45,005,402 and $40,902,364, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was.38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period,

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Pennsylvania Municipal Income Fund	.07%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Pennsylvania Municipal Money Market Fund	$ 64,934

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Pennsylvania Municipal Income Fund	$ 5,374	$ 25,520

In addition, through an arrangement with the money market fund's custodian and transfer agent, $46,883 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Pennsylvania Municipal Money Market (2001) and Spartan Pennsylvania Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002) and Fidelity Municipal Trust II (2001). Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997 or 2000

Vice President of Pennsylvania Municipal Money Market (2000) and Spartan Pennsylvania Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Pennsylvania Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Pennsylvania Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Mark Sommer (44)

Year of Election or Appointment: 2004

Vice President of Spartan Pennsylvania Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Michael Widrig (41)

Year of Election or Appointment: 2004

Vice President of Pennsylvania Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Spartan Pennsylvania Municipal Income Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004 The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

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Annual Report

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Annual Report

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Annual Report

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Spartan®

Short-Intermediate
Municipal Income

Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Spartan Short-Intermediate Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® Short-Intermediate Municipal Income	1.82%	4.62%	4.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Short-Intermediate Municipal Income on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® Short-Intermediate Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the 12 months ending December 31, 2004, Spartan Short-Intermediate Municipal Income returned 1.82%. During the same period, the LipperSM Short-Intermediate Municipal Debt Funds Average returned 1.63% and the Lehman Brothers 1-6 Year Municipal Bond Index returned 2.04%. Short-intermediate municipal bond prices came under some pressure as short-term interest rates and bond yields moved higher. In this environment, I believe my approach to managing the fund's interest rate sensitivity - which involved keeping it in line with the Lehman Brothers index - helped performance given that both the fund and the index had less interest rate sensitivity than the Lipper peer group average. Also aiding performance was our stake in lower-quality investment-grade muni bonds, which performed quite well as investors sought out their high yields, which in turn helped cushion their prices from rising interest rates. However, my decision to avoid non-investment-grade muni bonds likely detracted from performance because they generally outpaced higher-quality munis. Throughout the period, I kept the fund's investments tilted toward bonds issued from states that don't give their own bonds preferential tax treatment, as these securities tended to be more attractively valued. Specifically, I preferred bonds issued in states such as Texas, where there's no state income tax, and Illinois, where all bonds are subject to Illinois state income tax.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,022.00	$ 3.25
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 3.25
Class T
Actual	$ 1,000.00	$ 1,020.50	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class B
Actual	$ 1,000.00	$ 1,018.20	$ 7.05
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.05
Class C
Actual	$ 1,000.00	$ 1,017.60	$ 7.66
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.66
Spartan Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,022.90	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.44
Institutional Class
Actual	$ 1,000.00	$ 1,022.90	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.44
A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%
Class T	.75%
Class B	1.39%
Class C	1.51%
Spartan Short-Intermediate Municipal Income	.48%
Institutional Class	.48%

Annual Report

Investment Changes

Top Five States as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.6	12.6
Illinois	9.7	8.8
California	8.2	8.5
New York	6.9	7.6
Washington	6.3	8.6
Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	47.3	43.2
Electric Utilities	14.3	15.5
Escrowed/Pre-Refunded	9.5	10.3
Transportation	7.1	7.1
Health Care	5.9	6.7
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	3.3	3.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	3.0	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 61.3%	AAA 59.6%
AA,A 32.9%	AA,A 31.7%
BBB 5.8%	BBB 6.4%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 1.9%	Not Rated 1.5%
Short-Term Investments and Net Other Assets* (1.9)%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 101.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.5%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (f)	$ 2,000	$ 2,112
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,750	1,853
5.25% 10/1/08 (MBIA Insured) (e)	2,900	3,113
5.75% 10/1/09 (MBIA Insured) (e)	4,000	4,406
Jefferson County Gen. Oblig. Series 2003 A, 5% 4/1/07 (MBIA Insured)	3,000	3,174
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,310
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (f)	5,000	5,675
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	13,460	14,805
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	4,470
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,025	2,240
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,054
5% 2/1/08 (MBIA Insured)	1,475	1,589
		46,801
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (e)	1,950	1,980
5.85% 7/1/13 (AMBAC Insured) (e)	3,285	3,616
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,880
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,895
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,669
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,378
0% 6/30/07 (MBIA Insured)	7,050	6,584
0% 6/30/08 (MBIA Insured)	4,240	3,834
		29,836
Arizona - 0.9%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,221
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,562
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	$ 7,060	$ 8,220
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 7% 1/1/05	760	760
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,027
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,185
		17,975
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,086
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,037
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,032
4.25% 9/1/07 (FGIC Insured)	2,175	2,280
		5,435
California - 8.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	29,269
5.25% 5/1/10 (MBIA Insured)	1,200	1,342
California Gen. Oblig.:
5% 2/1/09	1,640	1,779
5% 2/1/10	2,000	2,185
5% 12/1/11 (MBIA Insured)	8,000	8,933
5.125% 9/1/12	1,000	1,088
5.25% 2/1/10 (FSA Insured)	7,265	8,105
5.25% 2/1/11	5,775	6,403
5.5% 3/1/11 (FGIC Insured)	3,210	3,646
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,994
5.75% 10/1/08	1,085	1,206
6.4% 9/1/08	3,075	3,473
6.5% 9/1/10	1,740	2,033
8% 11/1/07 (FGIC Insured)	7,000	7,675
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(e)	15,000	15,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (c)(e)	$ 5,000	$ 4,978
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,157
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,219
5% 6/1/08	6,000	6,434
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (c)	10,000	10,060
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	8,000	7,941
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (b)	1,770	1,839
5.25% 7/1/08 (MBIA Insured) (b)	855	907
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,384
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (e)	3,490	3,529
5.5% 5/15/06 (e)	3,000	3,116
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (e)	1,495	1,567
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,775
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	8,955	9,390
		155,596
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (f)	4,500	3,681
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (f)	2,200	2,111
0% 9/1/07 (Escrowed to Maturity) (f)	3,200	2,977
		8,769
Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2002 C, 5% 12/15/08	1,930	2,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$ 1,275	$ 1,324
4.5% 7/1/08 (MBIA Insured)	1,045	1,113
5% 7/1/09 (MBIA Insured)	1,000	1,093
Connecticut Spl. Oblig. Series 2004 A:
4% 12/30/05	3,205	3,264
5% 12/30/07	4,535	4,874
		13,775
District Of Columbia - 1.9%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,315
5% 1/1/06 (AMBAC Insured)	1,000	1,027
5% 1/1/07 (AMBAC Insured)	1,000	1,049
5.25% 1/1/08 (AMBAC Insured)	935	1,009
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,958
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,439
Series A:
5% 6/1/06	3,480	3,602
5% 6/1/07	2,810	2,963
5.25% 6/1/09 (FSA Insured)	1,000	1,101
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (c)(f)	9,000	9,854
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (e)	6,460	6,966
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (e)	1,750	1,795
4% 10/1/07 (FSA Insured) (e)	1,000	1,033
		35,111
Florida - 6.2%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	547
Broward County School District Series A, 5% 2/15/08	5,810	6,256
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,039
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,599
5.2% 7/15/07 (AMBAC Insured)	8,000	8,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Series B:
6% 7/1/14 (FGIC Insured)	$ 500	$ 575
6% 7/1/15 (FGIC Insured)	1,200	1,379
Florida Dept. of Envir. Protection Preservation Rev. Series B, 5% 7/1/07 (MBIA Insured)	19,020	20,246
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (c)	20,300	20,441
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	11,229
4.25%, tender 8/1/07 (c)(e)	6,000	6,124
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,503
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,481
5% 4/1/08 (AMBAC Insured)	2,825	3,052
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,635
Miami-Dade County School District Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,617
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,635
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (c)	2,910	2,908
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (e)	1,500	1,558
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	10,024
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured) (b)	1,150	1,177
4.5% 7/1/08 (MBIA Insured) (b)	1,250	1,317
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (c)	2,000	1,996
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured) (b)	2,135	2,223
		117,121
Georgia - 1.3%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (f)	6,000	6,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	$ 1,505	$ 1,641
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,415
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,837
Series C, 6.5% 7/1/07	2,185	2,406
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,100	7,281
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,054
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,181
		24,064
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,700
Hawaii Gen. Oblig.:
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,374
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,643
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	33,021
		43,738
Illinois - 9.7%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,430
5% 1/1/08 (MBIA Insured)	1,190	1,279
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,119
5% 1/1/07 (FGIC Insured)	1,000	1,052
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,051
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,334
5% 1/1/11 (AMBAC Insured)	3,625	3,955
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (e)	2,670	2,793
Series A, 5.5% 1/1/08 (AMBAC Insured)	5,000	5,253
5.5% 1/1/10 (AMBAC Insured) (e)	5,000	5,464
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,326
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,767
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	$ 12,825	$ 14,003
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,919
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,941
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,311
Series A:
4% 6/1/06 (AMBAC Insured)	1,050	1,055
4.25% 6/1/08 (AMBAC Insured)	3,600	3,702
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,292
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,984
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,876
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	6,158
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,098
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,827
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	6,100	6,241
Series B, 3.1%, tender 7/1/07 (c)	3,900	3,946
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,640	2,983
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (c)(e)	6,100	6,139
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,499
5.25% 4/1/08 (MBIA Insured)	1,035	1,124
5.25% 4/1/10 (MBIA Insured)	2,600	2,886
5.5% 8/1/10	1,415	1,588
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (f)	7,075	8,129
Series A, 5% 10/1/09	2,600	2,847
5% 6/1/07	6,265	6,639
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	$ 500	$ 518
5% 5/15/08	700	727
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,575
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,831
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,631
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5.25% 10/1/05 (FGIC Insured)	560	573
5.25% 10/1/06 (FGIC Insured)	695	730
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,598
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (f)	2,375	2,202
0% 12/1/07 (FGIC Insured)	625	576
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,193
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,501
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,342
		183,151
Indiana - 1.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
5% 1/15/10 (FSA Insured)	1,835	2,006
5% 1/15/11 (FSA Insured)	1,910	2,096
5% 1/15/12 (FSA Insured)	1,990	2,191
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	1,000	1,029
5.5% 11/15/06	1,000	1,054
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (e)	1,325	1,343
5% 1/1/08 (MBIA Insured) (e)	1,550	1,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	$ 3,000	$ 3,304
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,536
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	4,000	4,159
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,958
		30,320
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	2,400	2,511
Series C, 2.38%, tender 9/1/05 (c)	4,000	3,985
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (c)	2,500	2,491
		8,987
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,271
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,490
0% 1/1/09 (AMBAC Insured)	2,000	1,779
		12,540
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,100	3,263
Maryland - 0.8%
Baltimore Gen. Oblig. Series A, 5.5% 10/15/18 (Pre-Refunded to 10/15/10 @ 102) (f)	1,700	1,959
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,702
Prince Georges County Gen. Oblig.:
Series 2004 C, 5% 12/1/10	3,770	4,191
Series 2004 D, 5% 12/1/11	5,830	6,464
		14,316
Massachusetts - 5.0%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	8,018
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C: - continued
5.875% 8/1/08	$ 1,630	$ 1,778
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,380
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (f)	2,570	2,916
Series 2001 A, 5.5% 1/1/11	5,000	5,628
Series 2002 B, 5% 2/1/06	40,000	41,181
Series 2003 A, 5.375% 8/1/08	5,165	5,660
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,994
5.5% 10/1/10 (MBIA Insured)	1,130	1,276
Series A:
4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (f)	2,055	2,193
5.5% 2/1/07 (MBIA Insured)	7,500	7,978
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,793
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,006
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (f)	3,000	3,170
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (e)	2,800	2,848
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,029
		94,099
Michigan - 3.6%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	2,000	2,101
Chippewa Valley Schools:
4% 5/1/06	1,000	1,023
4% 5/1/07	2,610	2,704
5% 5/1/08	1,260	1,360
Detroit City School District 5.05% 5/1/06	4,845	5,016
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,835
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,292
Series A:
5% 4/1/06 (FSA Insured) (b)	2,200	2,266
5% 4/1/07 (FSA Insured) (b)	6,910	7,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Gen. Oblig.: - continued
5% 4/1/08 (MBIA Insured)	$ 14,545	$ 15,664
5% 4/1/09 (MBIA Insured)	10,620	11,583
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (f)	2,000	2,292
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	1,990
Hazel Park School District 5% 5/1/08	1,275	1,376
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,345
		68,137
Minnesota - 0.7%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,625
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,448
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2005 A, 5% 9/1/06 (b)	2,340	2,413
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,280
5.25% 12/1/10	500	533
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,346
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. 5% 1/1/08 (AMBAC Insured)	2,410	2,592
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,039
		14,276
Mississippi - 0.5%
Jackson Wtr. & Swr. Sys. Rev. Series 2003, 5% 9/1/07 (FSA Insured)	5,825	6,203
Mississippi Gen. Oblig. 5.25% 9/1/07	1,750	1,877
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (e)	1,190	1,271
		9,351
Missouri - 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,424
Series B, 5% 2/1/11 (FGIC Insured)	1,850	2,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Kansas City School District Bldg. Corp. Rev.: - continued
Series A:
5% 2/1/07 (FGIC Insured)	$ 1,020	$ 1,075
5% 2/1/08 (FGIC Insured)	2,000	2,144
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,193
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,704
		11,570
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	3,085
Nebraska - 2.0%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,019
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,149
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,946
0% 1/1/07 (MBIA Insured)	4,000	3,803
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,753
		37,670
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (e)	800	811
5% 7/1/06 (AMBAC Insured) (e)	800	831
5% 7/1/08 (AMBAC Insured) (e)	2,215	2,371
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,910
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,322
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,935
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (f)	1,600	1,831
Series C, 5% 6/15/10 (MBIA Insured)	1,000	1,097
Series D, 5% 6/15/09 (MBIA Insured)	13,890	15,207
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,649
		30,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - 4.2%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	$ 920	$ 986
5% 1/1/09 (AMBAC Insured)	1,000	1,085
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (b)	1,225	1,322
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (b)	4,000	4,425
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,889
New Jersey Economic Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (c)(e)	5,000	4,991
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (c)	16,250	16,310
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	6,300	6,544
Series 2005 A, 5% 12/15/07 (MBIA Insured) (b)	5,000	5,317
Series A, 5.25% 12/15/08 (MBIA Insured) (b)	15,000	16,343
Series B, 5.25% 12/15/10 (FGIC Insured)	4,550	5,090
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,089
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (f)	7,000	8,002
		79,393
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,581
New Mexico - 1.8%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (c)	7,000	6,935
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,624
Sandoval Co. Incentive Payment Rev. 4.25% 12/1/06	13,750	14,139
		34,698
New York - 6.9%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,303
5% 1/1/12	1,175	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (f)	$ 270	$ 281
5.375% 7/1/09 (Escrowed to Maturity) (f)	3,635	4,071
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,387
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	869
5% 9/1/12 (FGIC Insured)	1,500	1,667
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,837
Series 2004 G, 5% 8/1/09	8,000	8,679
Series A, 5.25% 11/1/14 (MBIA Insured)	600	664
Series E, 6% 8/1/11	60	64
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,100
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,937
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,393
Series A, 5.75% 7/1/13	3,500	3,959
Series 2003 A:
5% 1/1/06	1,250	1,284
5% 1/1/07	10,855	11,387
5% 3/15/08	2,000	2,151
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (f)	2,615	2,868
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,828
4.5% 2/1/08	1,500	1,594
5% 2/1/09	2,035	2,218
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,085
Series A1:
5.25% 6/1/12	5,000	5,183
5.25% 6/1/13	17,500	18,666
Series B1, 5% 6/1/06	17,815	18,398
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (f)	3,745	4,296
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (f)	10,000	11,025
		130,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,200	$ 1,264
127th Series, 5% 12/15/08 (AMBAC Insured) (e)	3,510	3,764
		5,028
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,171
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,333
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,693
Series A, 5.5% 1/1/10	3,000	3,262
Series B:
6% 1/1/05	2,000	2,000
6% 1/1/06	5,995	6,190
Series C, 5% 1/1/08	1,190	1,259
Series D, 5.375% 1/1/10	3,715	4,019
		24,927
Ohio - 2.0%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,930
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,046
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,498
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (c)	2,300	2,295
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series 2004 A, 5% 4/1/08	1,935	2,086
(Adult Correctional Bldg. Fund Prog.) Series A, 5.75% 4/1/08	3,555	3,914
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	2,125
Series IIA, 5.25% 12/1/05	5,000	5,138
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,413
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Univ. Gen. Receipts Athens: - continued
5% 12/1/07 (FSA Insured)	$ 1,285	$ 1,376
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	7,000	7,046
		38,649
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,314
Oregon - 0.7%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,333
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/06 (FSA Insured)	1,280	1,339
5.25% 8/1/07 (FSA Insured)	1,350	1,447
5.25% 8/1/08 (FSA Insured)	1,425	1,558
Oregon Dept. Administrative Services 5% 9/1/07 (FSA Insured)	1,750	1,868
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,090
5% 5/1/11 (FSA Insured)	1,000	1,098
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,113
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,806
		13,652
Pennsylvania - 3.8%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,579
5.5% 6/15/06	3,065	3,179
5.5% 6/15/07	2,000	2,135
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,734
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,210
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(e)	10,000	10,103
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,880
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (c)(e)	6,200	6,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	$ 1,750	$ 1,895
Series B:
5% 9/1/06 (b)	4,510	4,643
5% 9/1/07 (b)	5,570	5,852
5.25% 9/1/08 (b)	5,860	6,304
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	3,061
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,818
5% 5/15/08 (FSA Insured)	5,000	5,374
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,800
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,153
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,957
		71,895
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	2,000	2,077
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,300
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,828
		4,128
South Carolina - 1.9%
Berkeley County School District 7% 4/1/07	2,615	2,871
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,036
5% 8/15/07	1,700	1,797
5% 8/15/08	1,690	1,803
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured) (b)	1,450	1,593
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	$ 1,850	$ 1,987
5% 1/1/09 (FSA Insured)	1,945	2,119
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,752
5% 1/1/07 (FSA Insured)	4,105	4,322
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,349
5.5% 1/1/14 (FGIC Insured) (b)	1,335	1,476
Series D:
5% 1/1/06	2,750	2,825
5% 1/1/07	5,000	5,265
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,094
		35,897
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,310
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,187
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,542
4.5% 9/1/08 (MBIA Insured)	1,620	1,729
4.5% 9/1/09 (MBIA Insured)	1,685	1,806
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (e)	1,675	1,740
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (f)	15,750	11,645
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (f)	15,130	9,791
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,318
		34,068
Texas - 13.6%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,643
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (f)	6,820	3,498
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (e)(f)	940	975
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series A: - continued
6.5% 11/15/05 (MBIA Insured) (e)	$ 6,870	$ 7,123
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,543
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,340
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,858
5% 6/15/10 (FSA Insured)	1,000	1,098
Birdville Independent School District 5% 2/15/10	1,300	1,424
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(e)	6,255	6,439
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,699
College Station Independent School District 5% 2/15/10	1,000	1,095
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,748
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,311
5% 3/1/06 (AMBAC Insured)	3,365	3,464
5% 3/1/07 (FSA Insured)	2,735	2,887
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,333
4.5% 2/15/06	2,245	2,302
5% 2/15/08	2,000	2,152
Dallas Independent School District Series 2005, 5.25% 8/15/08 (b)	2,000	2,146
Del Valle Independent School District 5.5% 2/1/09	1,205	1,334
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,031
5% 3/1/07 (AMBAC Insured)	2,000	2,111
5% 3/1/08 (AMBAC Insured)	2,770	2,978
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,032
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,365
4% 2/15/08 (FSA Insured)	1,145	1,198
5% 2/15/10 (FSA Insured)	1,710	1,873
4% 2/15/06 (FSA Insured)	2,975	3,034
4% 2/15/07 (FSA Insured)	3,115	3,222
Garland Independent School District 0% 2/15/07	1,610	1,521
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	$ 3,710	$ 4,036
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,675
5.5% 3/1/06 (Escrowed to Maturity) (f)	120	124
Houston Wtr. & Swr. Sys. Rev. Series B, 5.5% 12/1/08 (Escrowed to Maturity) (f)	6,000	6,677
Katy Independent School District Series A, 4% 2/15/06	1,335	1,361
Killeen Independent School District 4% 2/15/08	1,200	1,256
La Porte Independent School District 4% 2/15/08	2,000	2,093
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,326
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (f)	5,000	5,598
Lubbock Gen. Oblig.:
5% 2/15/09 (MBIA Insured)	1,615	1,758
5% 2/15/10 (MBIA Insured)	1,845	2,020
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,072
New Braunfels Independent School District 0% 2/1/07	2,000	1,892
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (f)	3,600	4,314
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,171
5%, tender 7/1/08 (FSA Insured) (c)	2,650	2,855
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (c)	7,300	7,328
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (e)	2,000	2,118
Rockwall Independent School District:
4% 2/15/06	2,370	2,417
5% 2/15/07	3,510	3,700
5% 2/15/08	3,825	4,117
5% 2/15/09	4,690	5,105
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,783
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (f)	1,000	999
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	5,000	5,673
5.25% 2/1/07	2,500	2,647
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
5.25% 2/1/08	$ 1,000	$ 1,083
San Antonio Independent School District 7% 8/15/08	5,000	5,765
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,118
Socorro Independent School District 5% 8/15/09	2,070	2,269
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,082
Spring Independent School District 5% 2/15/08	1,875	2,018
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (e)	3,000	3,194
Series 1992 A, 8% 10/1/07	10,000	11,450
Series A, 6% 10/1/08 (MBIA Insured)	10,750	12,101
Series C, 0% 4/1/08 (Escrowed to Maturity) (f)	3,100	2,848
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,105
0% 2/1/05 (MBIA Insured)	3,725	3,720
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,154
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,532
5% 2/15/11 (AMBAC Insured)	1,250	1,373
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,288
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,811
4.5% 7/1/06	1,220	1,241
5% 7/1/07	1,000	1,046
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,026
4% 2/15/08 (FSA Insured)	5,265	5,498
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,245
Series B, 5% 8/15/09	13,555	14,842
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,087
5% 2/15/07 (FGIC Insured)	1,110	1,171
5% 2/15/08 (FGIC Insured)	1,170	1,259
Wichita Falls Independent School District 0% 2/1/10	2,325	1,964
		256,284
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,958
0% 10/1/12 (AMBAC Insured)	3,800	2,816
0% 10/1/13 (AMBAC Insured)	3,760	2,660
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,875
		10,309
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12 (Pre-Refunded to 5/15/09 @ 101) (f)	1,800	2,022
Washington - 6.3%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (b)	1,190	1,277
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,412
5% 1/1/07 (FSA Insured)	1,395	1,467
5.25% 1/1/08 (FSA Insured)	1,515	1,634
5.25% 1/1/09 (FSA Insured)	1,595	1,747
5% 1/1/11 (MBIA Insured)	1,680	1,842
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	7,085
5.75% 12/1/15 (FSA Insured)	2,500	2,864
King County Rural Library District 5% 12/1/06 (FSA Insured)	1,045	1,092
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,918
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,082
5% 1/1/07 (FSA Insured)	5,000	5,258
5.25% 1/1/08 (FSA Insured)	3,500	3,774
Port of Seattle Rev.:
Series B, 5.5% 2/1/07 (MBIA Insured) (e)	5,775	6,112
Series D, 5.75% 11/1/15 (FGIC Insured) (e)	3,640	4,085
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (f)	10,000	10,370
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	$ 1,570	$ 1,596
4.5% 12/1/09 (FGIC Insured)	1,000	1,069
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,141
5% 6/1/10 (FSA Insured)	1,000	1,096
Washington Gen. Oblig.:
Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,677
5% 7/1/11 (FGIC Insured)	1,000	1,104
5.5% 7/1/11	3,500	3,900
Series C, 5% 1/1/08 (FSA Insured)	8,320	8,935
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,314
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,197
		118,841
West Virginia - 0.2%
West Virginia Gen. Oblig. 5.5% 6/1/07 (FSA Insured)	1,905	2,043
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,546
		4,589
Wisconsin - 1.6%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (c)(e)	5,000	4,988
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,752
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (c)	15,000	15,374
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,073
5% 8/15/10	1,870	2,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (f)	$ 2,230	$ 2,345
5% 7/1/07	1,500	1,593
		30,129
TOTAL MUNICIPAL BONDS (Cost $1,904,915)		1,925,911
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 1.99% (a)(d) (Cost $8,423)	8,422,800	8,423
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,913,338)		1,934,334
NET OTHER ASSETS - (2.3)%	(44,301)
NET ASSETS - 100%	$ 1,890,033
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,390,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	47.3%
Electric Utilities	14.3%
Escrowed/Pre-Refunded	9.5%
Transportation	7.1%
Health Care	5.9%
Special Tax	5.2%
Education	5.1%
Others* (individually less than 5%)	5.6%
100.0%
*Includes net other assets
Income Tax Information
The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $4,712,000 or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2004

Assets
Investment in securities, at value (cost $1,913,338) - See accompanying schedule		$ 1,934,334
Cash		4,734
Receivable for fund shares sold		1,308
Interest receivable		23,980
Prepaid expenses		7
Other receivables		77
Total assets		1,964,440

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 69,921
Payable for fund shares redeemed	2,485
Distributions payable	1,167
Accrued management fee	595
Distribution fees payable	18
Other affiliated payables	157
Other payables and accrued expenses	64
Total liabilities		74,407

Net Assets		$ 1,890,033
Net Assets consist of:
Paid in capital		$ 1,867,621
Undistributed net investment income		190
Accumulated undistributed net realized gain (loss) on investments		1,226
Net unrealized appreciation (depreciation) on investments		20,996
Net Assets		$ 1,890,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,478 ÷ 1,201 shares)	$ 10.39

Maximum offering price per share (100/96.25 of $10.39)	$ 10.79
Class T: Net Asset Value and redemption price per share ($20,088 ÷ 1,936.2 shares)	$ 10.37

Maximum offering price per share (100/97.25 of $10.37)	$ 10.66
Class B: Net Asset Value and offering price per share ($3,826 ÷ 368.3 shares) A	$ 10.39

Class C: Net Asset Value and offering price per share ($11,377 ÷ 1,096 shares) A	$ 10.38

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,841,011 ÷ 177,415 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,253 ÷ 120.7 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2004

Investment Income
Interest		$ 56,396

Expenses
Management fee	$ 6,959
Transfer agent fees	1,406
Distribution fees	198
Accounting fees and expenses	367
Non-interested trustees' compensation	10
Custodian fees and expenses	31
Registration fees	155
Audit	49
Legal	6
Miscellaneous	47
Total expenses before reductions	9,228
Expense reductions	(269)	8,959
Net investment income		47,437
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,712
Change in net unrealized appreciation (depreciation) on investment securities		(22,609)
Net gain (loss)		(17,897)
Net increase (decrease) in net assets resulting from operations		$ 29,540

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 47,437	$ 48,400
Net realized gain (loss)	4,712	12,717
Change in net unrealized appreciation (depreciation)	(22,609)	(8,571)
Net increase (decrease) in net assets resulting from operations	29,540	52,546
Distributions to shareholders from net investment income	(47,598)	(48,268)
Distributions to shareholders from net realized gain	(3,486)	(12,396)
Total distributions	(51,084)	(60,664)
Share transactions - net increase (decrease)	37,160	199,628
Redemption fees	65	43
Total increase (decrease) in net assets	15,681	191,553

Net Assets
Beginning of period	1,874,352	1,682,799
End of period (including undistributed net investment income of $190 and undistributed net investment income of $351, respectively)	$ 1,890,033	$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	.250	.115
Net realized and unrealized gain (loss)	(.090)	.071
Total from investment operations	.160	.186
Distributions from net investment income	(.251)	(.111)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.270)	(.176)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.39	$ 10.50
Total ReturnB,C,D	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.65%	.65%A
Expenses net of voluntary waivers, if any	.65%	.65%A
Expenses net of all reductions	.64%	.64%A
Net investment income	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 9
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.238	.110
Net realized and unrealized gain (loss)	(.089)	.050
Total from investment operations	.149	.160
Distributions from net investment income	(.240)	(.105)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.259)	(.170)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.37	$ 10.48
Total ReturnB,C,D	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before expense reductions	.76%	.77%A
Expenses net of voluntary waivers, if any	.76%	.77%A
Expenses net of all reductions	.75%	.76%A
Net investment income	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 12
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	.172	.081
Net realized and unrealized gain (loss)	(.080)	.059
Total from investment operations	.092	.140
Distributions from net investment income	(.173)	(.075)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.192)	(.140)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.39	$ 10.49
Total ReturnB,C,D	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.40%	1.40%A
Expenses net of voluntary waivers, if any	1.40%	1.40%A
Expenses net of all reductions	1.39%	1.39%A
Net investment income	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.159	.077
Net realized and unrealized gain (loss)	(.080)	.048
Total from investment operations	.079	.125
Distributions from net investment income	(.160)	(.070)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.179)	(.135)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.38	$ 10.48
Total ReturnB,C,D	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%	1.50%A
Expenses net of voluntary waivers, if any	1.52%	1.50%A
Expenses net of all reductions	1.51%	1.49%A
Net investment income	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

Years ended December 31,	2004	2003	2002	2001	2000F	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Income from Investment Operations
Net investment incomeD	.268	.283	.336	.396G	.139	.399
Net realized and unrealized gain (loss)	(.080)	.030	.317	.173G	.092	.034
Total from investment operations	.188	.313	.653	.569	.231	.433
Distributions from net investment income	(.269)	(.283)	(.339)	(.396)	(.140)	(.400)
Distributions from net realized gain	(.019)	(.070)	(.064)	(.023)	(.001)	-
Distributions in excess of net realized gain	-	-	-	-	-	(.003)
Total distributions	(.288)	(.353)	(.403)	(.419)	(.141)	(.403)
Redemption fees added to paid in capital	-D,I	-D,I	-D,I	-D,I	-	-
Net asset value, end of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03
Total ReturnB,C	1.82%	3.01%	6.47%	5.70%	2.32%	4.45%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%	.49%	.49%	.49%	.49%A	.55%
Expenses net of voluntary waivers, if any	.48%	.49%	.49%	.49%	.49%A	.54%
Expenses net of all reductions	.47%	.47%	.45%	.41%	.45%A	.54%
Net investment income	2.57%	2.69%	3.23%	3.85%G	4.17%A	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,841	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904
Portfolio turnover rate	45%	34%	38%	43%	106%A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the four months ended December 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the year ended August 31.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	.265	.125
Net realized and unrealized gain (loss)	(.088)	.059
Total from investment operations	.177	.184
Distributions from net investment income	(.268)	(.119)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.287)	(.184)
Redemption fees added to paid in capitalD	-G	-G
Net asset value, end of period	$ 10.38	$ 10.49
Total ReturnB,C	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before expense reductions	.49%	.48%A
Expenses net of voluntary waivers, if any	.49%	.48%A
Expenses net of all reductions	.48%	.47%A
Net investment income	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,253	$ 414
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 24,516
Unrealized depreciation	(3,520)
Net unrealized appreciation (depreciation)	20,996
Undistributed ordinary income	194
Undistributed long-term capital gain	254
Cost for federal income tax purposes	$ 1,913,338

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 47,598	$ 48,268
Long-term Capital Gains	3,486	12,396
Total	$ 51,084	$ 60,664

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $930,593 and $815,921, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 19	$ -
Class T	0%	.25%	44	-
Class B	.65%	.25%	31	23
Class C	.75%	.25%	104	78
			$ 198	$ 101

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	12
Class B*	8
Class C*	17
$ 62

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.09
Class T	17.10
Class B	3.09
Class C	11.11
Spartan Short-Intermediate Municipal Income	1,363.08
Institutional Class	1.08
	$ 1,406

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $316 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short-Intermediate Municipal Income operating expenses. During the period, this reimbursement reduced the class' expenses by $53.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $17 and $165, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Spartan Short-Intermediate Municipal Income	$ 34

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2004	2003A
From net investment income
Class A	$ 303	$ 41
Class T	403	55
Class B	58	11
Class C	160	31
Spartan Short-Intermediate Municipal Income	46,653	48,127
Institutional Class	21	3
Total	$ 47,598	$ 48,268

Annual Report

7. Distributions to Shareholders - continued

	Years ended December 31,
	2004	2003A
From net realized gain
Class A	$ 23	$ 38
Class T	36	64
Class B	7	14
Class C	20	44
Spartan Short-Intermediate Municipal Income	3,398	12,233
Institutional Class	2	3
Total	$ 3,486	$ 12,396

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares)
to December 31, 2003.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2004	2003A	2004	2003A
Class A
Shares sold	1,095	946	$ 11,465	$ 9,927
Reinvestment of distributions	24	5	253	55
Shares redeemed	(785)	(84)	(8,128)	(882)
Net increase (decrease)	334	867	$ 3,590	$ 9,100
Class T
Shares sold	1,569	1,169	$ 16,393	$ 12,269
Reinvestment of distributions	30	8	309	80
Shares redeemed	(818)	(22)	(8,551)	(231)
Net increase (decrease)	781	1,155	$ 8,151	$ 12,118
Class B
Shares sold	214	234	$ 2,231	$ 2,454
Reinvestment of distributions	4	2	42	17
Shares redeemed	(84)	(2)	(870)	(16)
Net increase (decrease)	134	234	$ 1,403	$ 2,455
Class C
Shares sold	658	777	$ 6,848	$ 8,150
Reinvestment of distributions	10	3	103	36
Shares redeemed	(295)	(57)	(3,054)	(598)
Net increase (decrease)	373	723	$ 3,897	$ 7,588

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2004	2003A	2004	2003A
Spartan Short-Intermediate Municipal Income
Shares sold	75,115	89,461	$ 784,282	$ 942,790
Reinvestment of distributions	3,669	4,591	38,189	48,317
Shares redeemed	(77,123)	(78,187)	(803,196)	(823,154)
Net increase (decrease)	1,661	15,865	$ 19,275	$ 167,953
Institutional Class
Shares sold	110	41	$ 1,153	$ 434
Reinvestment of distributions	1	1	8	4
Shares redeemed	(30)	(2)	(317)	(24)
Net increase (decrease)	81	40	$ 844	$ 414

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Short-Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan® Short-Intermediate Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of Spartan Short-Intermediate Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Short-Intermediate Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Mark Sommer (44)

Year of Election or Appointment: 2004

Vice President of Spartan Short-Intermediate Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan Short-Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Short-Intermediate Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Short-Intermediate Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Short-Intermediate Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Short-Intermediate Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Short-Intermediate Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Advisor Short-Intermediate Municipal Income voted to pay on February 7, 2005, to shareholders of record at the opening of business on February 4, 2005, a distribution of $.003 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 11.57% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004 The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Maine

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Michigan

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Minnesota

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Missouri

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Nevada

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

New Jersey

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Morristown, NJ

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Paramus, NJ

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New York

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North Carolina

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Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

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Overnight Express
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Attn: Distribution Services
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Selling shares

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General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
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Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

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(U.K.) Limited

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® Short-Intermediate Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 3.75% sales charge) A	-2.26%	3.79%	4.29%
Class T (incl. 2.75% sales charge) B	-1.35%	3.94%	4.37%
Class B (incl. contingent deferred sales charge) C	-2.08%	4.36%	4.58%
Class C (incl. contingent deferred sales charge) D	-0.22%	4.31%	4.55%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 3%, 0% and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Class T on December 31, 1994, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the year ending December 31, 2004, the fund's Class A, Class T, Class B and Class C shares returned 1.55%, 1.44%, 0.89% and 0.77%, respectively. During the same period, the LipperSM Short-Intermediate Municipal Debt Funds Average rose 1.63% and the Lehman Brothers 1-6 Year Municipal Bond Index returned 2.04%. Short-intermediate municipal bond prices came under some pressure as short-term interest rates and bond yields moved higher. In this environment, I believe my approach to managing the fund's interest rate sensitivity - which involved keeping it in line with the Lehman Brothers index - helped performance given that both the fund and the index had less interest rate sensitivity than the Lipper peer group average. Also aiding performance was our stake in lower-quality investment-grade muni bonds, which performed quite well as investors sought out their high yields, which in turn helped cushion their prices from rising interest rates. However, my decision to avoid non-investment-grade muni bonds likely detracted from performance because they generally outpaced higher-quality munis. Throughout the period, I kept the fund's investments tilted toward bonds issued from states that don't give their own bonds preferential tax treatment, as these securities tended to be more attractively valued. Specifically, I preferred bonds issued in states such as Texas, where there's no state income tax, and Illinois, where all bonds are subject to Illinois state income tax.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,022.00	$ 3.25
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 3.25
Class T
Actual	$ 1,000.00	$ 1,020.50	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class B
Actual	$ 1,000.00	$ 1,018.20	$ 7.05
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.05
Class C
Actual	$ 1,000.00	$ 1,017.60	$ 7.66
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.66
Spartan Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,022.90	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.44
Institutional Class
Actual	$ 1,000.00	$ 1,022.90	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.44

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%
Class T	.75%
Class B	1.39%
Class C	1.51%
Spartan Short-Intermediate Municipal Income	.48%
Institutional Class	.48%

Annual Report

Investment Changes

Top Five States as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.6	12.6
Illinois	9.7	8.8
California	8.2	8.5
New York	6.9	7.6
Washington	6.3	8.6
Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	47.3	43.2
Electric Utilities	14.3	15.5
Escrowed/Pre-Refunded	9.5	10.3
Transportation	7.1	7.1
Health Care	5.9	6.7
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	3.3	3.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	3.0	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 61.3%	AAA 59.6%
AA,A 32.9%	AA,A 31.7%
BBB 5.8%	BBB 6.4%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 1.9%	Not Rated 1.5%
Short-Term Investments and Net Other Assets* (1.9)%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 101.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.5%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (f)	$ 2,000	$ 2,112
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,750	1,853
5.25% 10/1/08 (MBIA Insured) (e)	2,900	3,113
5.75% 10/1/09 (MBIA Insured) (e)	4,000	4,406
Jefferson County Gen. Oblig. Series 2003 A, 5% 4/1/07 (MBIA Insured)	3,000	3,174
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,310
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (f)	5,000	5,675
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	13,460	14,805
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	4,470
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,025	2,240
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,054
5% 2/1/08 (MBIA Insured)	1,475	1,589
		46,801
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (e)	1,950	1,980
5.85% 7/1/13 (AMBAC Insured) (e)	3,285	3,616
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,880
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,895
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,669
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,378
0% 6/30/07 (MBIA Insured)	7,050	6,584
0% 6/30/08 (MBIA Insured)	4,240	3,834
		29,836
Arizona - 0.9%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,221
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,562
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	$ 7,060	$ 8,220
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 7% 1/1/05	760	760
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,027
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,185
		17,975
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,086
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,037
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,032
4.25% 9/1/07 (FGIC Insured)	2,175	2,280
		5,435
California - 8.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	29,269
5.25% 5/1/10 (MBIA Insured)	1,200	1,342
California Gen. Oblig.:
5% 2/1/09	1,640	1,779
5% 2/1/10	2,000	2,185
5% 12/1/11 (MBIA Insured)	8,000	8,933
5.125% 9/1/12	1,000	1,088
5.25% 2/1/10 (FSA Insured)	7,265	8,105
5.25% 2/1/11	5,775	6,403
5.5% 3/1/11 (FGIC Insured)	3,210	3,646
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,994
5.75% 10/1/08	1,085	1,206
6.4% 9/1/08	3,075	3,473
6.5% 9/1/10	1,740	2,033
8% 11/1/07 (FGIC Insured)	7,000	7,675
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(e)	15,000	15,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (c)(e)	$ 5,000	$ 4,978
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,157
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,219
5% 6/1/08	6,000	6,434
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (c)	10,000	10,060
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	8,000	7,941
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (b)	1,770	1,839
5.25% 7/1/08 (MBIA Insured) (b)	855	907
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,384
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (e)	3,490	3,529
5.5% 5/15/06 (e)	3,000	3,116
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (e)	1,495	1,567
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,775
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	8,955	9,390
		155,596
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (f)	4,500	3,681
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (f)	2,200	2,111
0% 9/1/07 (Escrowed to Maturity) (f)	3,200	2,977
		8,769
Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2002 C, 5% 12/15/08	1,930	2,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$ 1,275	$ 1,324
4.5% 7/1/08 (MBIA Insured)	1,045	1,113
5% 7/1/09 (MBIA Insured)	1,000	1,093
Connecticut Spl. Oblig. Series 2004 A:
4% 12/30/05	3,205	3,264
5% 12/30/07	4,535	4,874
		13,775
District Of Columbia - 1.9%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,315
5% 1/1/06 (AMBAC Insured)	1,000	1,027
5% 1/1/07 (AMBAC Insured)	1,000	1,049
5.25% 1/1/08 (AMBAC Insured)	935	1,009
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,958
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,439
Series A:
5% 6/1/06	3,480	3,602
5% 6/1/07	2,810	2,963
5.25% 6/1/09 (FSA Insured)	1,000	1,101
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (c)(f)	9,000	9,854
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (e)	6,460	6,966
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (e)	1,750	1,795
4% 10/1/07 (FSA Insured) (e)	1,000	1,033
		35,111
Florida - 6.2%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	547
Broward County School District Series A, 5% 2/15/08	5,810	6,256
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,039
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,599
5.2% 7/15/07 (AMBAC Insured)	8,000	8,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Series B:
6% 7/1/14 (FGIC Insured)	$ 500	$ 575
6% 7/1/15 (FGIC Insured)	1,200	1,379
Florida Dept. of Envir. Protection Preservation Rev. Series B, 5% 7/1/07 (MBIA Insured)	19,020	20,246
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (c)	20,300	20,441
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	11,229
4.25%, tender 8/1/07 (c)(e)	6,000	6,124
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,503
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,481
5% 4/1/08 (AMBAC Insured)	2,825	3,052
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,635
Miami-Dade County School District Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,617
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,635
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (c)	2,910	2,908
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (e)	1,500	1,558
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	10,024
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured) (b)	1,150	1,177
4.5% 7/1/08 (MBIA Insured) (b)	1,250	1,317
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (c)	2,000	1,996
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured) (b)	2,135	2,223
		117,121
Georgia - 1.3%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (f)	6,000	6,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	$ 1,505	$ 1,641
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,415
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,837
Series C, 6.5% 7/1/07	2,185	2,406
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,100	7,281
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,054
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,181
		24,064
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,700
Hawaii Gen. Oblig.:
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,374
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,643
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	33,021
		43,738
Illinois - 9.7%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,430
5% 1/1/08 (MBIA Insured)	1,190	1,279
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,119
5% 1/1/07 (FGIC Insured)	1,000	1,052
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,051
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,334
5% 1/1/11 (AMBAC Insured)	3,625	3,955
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (e)	2,670	2,793
Series A, 5.5% 1/1/08 (AMBAC Insured)	5,000	5,253
5.5% 1/1/10 (AMBAC Insured) (e)	5,000	5,464
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,326
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,767
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	$ 12,825	$ 14,003
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,919
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,941
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,311
Series A:
4% 6/1/06 (AMBAC Insured)	1,050	1,055
4.25% 6/1/08 (AMBAC Insured)	3,600	3,702
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,292
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,984
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,876
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	6,158
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,098
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,827
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	6,100	6,241
Series B, 3.1%, tender 7/1/07 (c)	3,900	3,946
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,640	2,983
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (c)(e)	6,100	6,139
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,499
5.25% 4/1/08 (MBIA Insured)	1,035	1,124
5.25% 4/1/10 (MBIA Insured)	2,600	2,886
5.5% 8/1/10	1,415	1,588
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (f)	7,075	8,129
Series A, 5% 10/1/09	2,600	2,847
5% 6/1/07	6,265	6,639
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	$ 500	$ 518
5% 5/15/08	700	727
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,575
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,831
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,631
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5.25% 10/1/05 (FGIC Insured)	560	573
5.25% 10/1/06 (FGIC Insured)	695	730
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,598
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (f)	2,375	2,202
0% 12/1/07 (FGIC Insured)	625	576
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,193
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,501
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,342
		183,151
Indiana - 1.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
5% 1/15/10 (FSA Insured)	1,835	2,006
5% 1/15/11 (FSA Insured)	1,910	2,096
5% 1/15/12 (FSA Insured)	1,990	2,191
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	1,000	1,029
5.5% 11/15/06	1,000	1,054
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (e)	1,325	1,343
5% 1/1/08 (MBIA Insured) (e)	1,550	1,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	$ 3,000	$ 3,304
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,536
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	4,000	4,159
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,958
		30,320
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	2,400	2,511
Series C, 2.38%, tender 9/1/05 (c)	4,000	3,985
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (c)	2,500	2,491
		8,987
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,271
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,490
0% 1/1/09 (AMBAC Insured)	2,000	1,779
		12,540
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,100	3,263
Maryland - 0.8%
Baltimore Gen. Oblig. Series A, 5.5% 10/15/18 (Pre-Refunded to 10/15/10 @ 102) (f)	1,700	1,959
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,702
Prince Georges County Gen. Oblig.:
Series 2004 C, 5% 12/1/10	3,770	4,191
Series 2004 D, 5% 12/1/11	5,830	6,464
		14,316
Massachusetts - 5.0%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	8,018
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C: - continued
5.875% 8/1/08	$ 1,630	$ 1,778
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,380
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (f)	2,570	2,916
Series 2001 A, 5.5% 1/1/11	5,000	5,628
Series 2002 B, 5% 2/1/06	40,000	41,181
Series 2003 A, 5.375% 8/1/08	5,165	5,660
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,994
5.5% 10/1/10 (MBIA Insured)	1,130	1,276
Series A:
4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (f)	2,055	2,193
5.5% 2/1/07 (MBIA Insured)	7,500	7,978
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,793
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,006
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (f)	3,000	3,170
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (e)	2,800	2,848
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,029
		94,099
Michigan - 3.6%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	2,000	2,101
Chippewa Valley Schools:
4% 5/1/06	1,000	1,023
4% 5/1/07	2,610	2,704
5% 5/1/08	1,260	1,360
Detroit City School District 5.05% 5/1/06	4,845	5,016
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,835
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,292
Series A:
5% 4/1/06 (FSA Insured) (b)	2,200	2,266
5% 4/1/07 (FSA Insured) (b)	6,910	7,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Gen. Oblig.: - continued
5% 4/1/08 (MBIA Insured)	$ 14,545	$ 15,664
5% 4/1/09 (MBIA Insured)	10,620	11,583
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (f)	2,000	2,292
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	1,990
Hazel Park School District 5% 5/1/08	1,275	1,376
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,345
		68,137
Minnesota - 0.7%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,625
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,448
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2005 A, 5% 9/1/06 (b)	2,340	2,413
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,280
5.25% 12/1/10	500	533
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,346
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. 5% 1/1/08 (AMBAC Insured)	2,410	2,592
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,039
		14,276
Mississippi - 0.5%
Jackson Wtr. & Swr. Sys. Rev. Series 2003, 5% 9/1/07 (FSA Insured)	5,825	6,203
Mississippi Gen. Oblig. 5.25% 9/1/07	1,750	1,877
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (e)	1,190	1,271
		9,351
Missouri - 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,424
Series B, 5% 2/1/11 (FGIC Insured)	1,850	2,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Kansas City School District Bldg. Corp. Rev.: - continued
Series A:
5% 2/1/07 (FGIC Insured)	$ 1,020	$ 1,075
5% 2/1/08 (FGIC Insured)	2,000	2,144
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,193
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,704
		11,570
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	3,085
Nebraska - 2.0%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,019
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,149
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,946
0% 1/1/07 (MBIA Insured)	4,000	3,803
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,753
		37,670
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (e)	800	811
5% 7/1/06 (AMBAC Insured) (e)	800	831
5% 7/1/08 (AMBAC Insured) (e)	2,215	2,371
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,910
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,322
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,935
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (f)	1,600	1,831
Series C, 5% 6/15/10 (MBIA Insured)	1,000	1,097
Series D, 5% 6/15/09 (MBIA Insured)	13,890	15,207
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,649
		30,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - 4.2%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	$ 920	$ 986
5% 1/1/09 (AMBAC Insured)	1,000	1,085
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (b)	1,225	1,322
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (b)	4,000	4,425
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,889
New Jersey Economic Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (c)(e)	5,000	4,991
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (c)	16,250	16,310
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	6,300	6,544
Series 2005 A, 5% 12/15/07 (MBIA Insured) (b)	5,000	5,317
Series A, 5.25% 12/15/08 (MBIA Insured) (b)	15,000	16,343
Series B, 5.25% 12/15/10 (FGIC Insured)	4,550	5,090
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,089
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (f)	7,000	8,002
		79,393
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,581
New Mexico - 1.8%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (c)	7,000	6,935
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,624
Sandoval Co. Incentive Payment Rev. 4.25% 12/1/06	13,750	14,139
		34,698
New York - 6.9%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,303
5% 1/1/12	1,175	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (f)	$ 270	$ 281
5.375% 7/1/09 (Escrowed to Maturity) (f)	3,635	4,071
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,387
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	869
5% 9/1/12 (FGIC Insured)	1,500	1,667
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,837
Series 2004 G, 5% 8/1/09	8,000	8,679
Series A, 5.25% 11/1/14 (MBIA Insured)	600	664
Series E, 6% 8/1/11	60	64
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,100
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,937
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,393
Series A, 5.75% 7/1/13	3,500	3,959
Series 2003 A:
5% 1/1/06	1,250	1,284
5% 1/1/07	10,855	11,387
5% 3/15/08	2,000	2,151
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (f)	2,615	2,868
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,828
4.5% 2/1/08	1,500	1,594
5% 2/1/09	2,035	2,218
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,085
Series A1:
5.25% 6/1/12	5,000	5,183
5.25% 6/1/13	17,500	18,666
Series B1, 5% 6/1/06	17,815	18,398
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (f)	3,745	4,296
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (f)	10,000	11,025
		130,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,200	$ 1,264
127th Series, 5% 12/15/08 (AMBAC Insured) (e)	3,510	3,764
		5,028
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,171
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,333
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,693
Series A, 5.5% 1/1/10	3,000	3,262
Series B:
6% 1/1/05	2,000	2,000
6% 1/1/06	5,995	6,190
Series C, 5% 1/1/08	1,190	1,259
Series D, 5.375% 1/1/10	3,715	4,019
		24,927
Ohio - 2.0%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,930
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,046
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,498
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (c)	2,300	2,295
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series 2004 A, 5% 4/1/08	1,935	2,086
(Adult Correctional Bldg. Fund Prog.) Series A, 5.75% 4/1/08	3,555	3,914
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	2,125
Series IIA, 5.25% 12/1/05	5,000	5,138
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,413
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Univ. Gen. Receipts Athens: - continued
5% 12/1/07 (FSA Insured)	$ 1,285	$ 1,376
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	7,000	7,046
		38,649
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,314
Oregon - 0.7%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,333
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/06 (FSA Insured)	1,280	1,339
5.25% 8/1/07 (FSA Insured)	1,350	1,447
5.25% 8/1/08 (FSA Insured)	1,425	1,558
Oregon Dept. Administrative Services 5% 9/1/07 (FSA Insured)	1,750	1,868
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,090
5% 5/1/11 (FSA Insured)	1,000	1,098
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,113
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,806
		13,652
Pennsylvania - 3.8%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,579
5.5% 6/15/06	3,065	3,179
5.5% 6/15/07	2,000	2,135
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,734
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,210
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(e)	10,000	10,103
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,880
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (c)(e)	6,200	6,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	$ 1,750	$ 1,895
Series B:
5% 9/1/06 (b)	4,510	4,643
5% 9/1/07 (b)	5,570	5,852
5.25% 9/1/08 (b)	5,860	6,304
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	3,061
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,818
5% 5/15/08 (FSA Insured)	5,000	5,374
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,800
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,153
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,957
		71,895
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	2,000	2,077
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,300
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,828
		4,128
South Carolina - 1.9%
Berkeley County School District 7% 4/1/07	2,615	2,871
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,036
5% 8/15/07	1,700	1,797
5% 8/15/08	1,690	1,803
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured) (b)	1,450	1,593
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	$ 1,850	$ 1,987
5% 1/1/09 (FSA Insured)	1,945	2,119
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,752
5% 1/1/07 (FSA Insured)	4,105	4,322
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,349
5.5% 1/1/14 (FGIC Insured) (b)	1,335	1,476
Series D:
5% 1/1/06	2,750	2,825
5% 1/1/07	5,000	5,265
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,094
		35,897
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,310
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,187
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,542
4.5% 9/1/08 (MBIA Insured)	1,620	1,729
4.5% 9/1/09 (MBIA Insured)	1,685	1,806
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (e)	1,675	1,740
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (f)	15,750	11,645
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (f)	15,130	9,791
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,318
		34,068
Texas - 13.6%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,643
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (f)	6,820	3,498
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (e)(f)	940	975
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series A: - continued
6.5% 11/15/05 (MBIA Insured) (e)	$ 6,870	$ 7,123
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,543
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,340
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,858
5% 6/15/10 (FSA Insured)	1,000	1,098
Birdville Independent School District 5% 2/15/10	1,300	1,424
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(e)	6,255	6,439
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,699
College Station Independent School District 5% 2/15/10	1,000	1,095
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,748
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,311
5% 3/1/06 (AMBAC Insured)	3,365	3,464
5% 3/1/07 (FSA Insured)	2,735	2,887
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,333
4.5% 2/15/06	2,245	2,302
5% 2/15/08	2,000	2,152
Dallas Independent School District Series 2005, 5.25% 8/15/08 (b)	2,000	2,146
Del Valle Independent School District 5.5% 2/1/09	1,205	1,334
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,031
5% 3/1/07 (AMBAC Insured)	2,000	2,111
5% 3/1/08 (AMBAC Insured)	2,770	2,978
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,032
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,365
4% 2/15/08 (FSA Insured)	1,145	1,198
5% 2/15/10 (FSA Insured)	1,710	1,873
4% 2/15/06 (FSA Insured)	2,975	3,034
4% 2/15/07 (FSA Insured)	3,115	3,222
Garland Independent School District 0% 2/15/07	1,610	1,521
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	$ 3,710	$ 4,036
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,675
5.5% 3/1/06 (Escrowed to Maturity) (f)	120	124
Houston Wtr. & Swr. Sys. Rev. Series B, 5.5% 12/1/08 (Escrowed to Maturity) (f)	6,000	6,677
Katy Independent School District Series A, 4% 2/15/06	1,335	1,361
Killeen Independent School District 4% 2/15/08	1,200	1,256
La Porte Independent School District 4% 2/15/08	2,000	2,093
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,326
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (f)	5,000	5,598
Lubbock Gen. Oblig.:
5% 2/15/09 (MBIA Insured)	1,615	1,758
5% 2/15/10 (MBIA Insured)	1,845	2,020
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,072
New Braunfels Independent School District 0% 2/1/07	2,000	1,892
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (f)	3,600	4,314
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,171
5%, tender 7/1/08 (FSA Insured) (c)	2,650	2,855
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (c)	7,300	7,328
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (e)	2,000	2,118
Rockwall Independent School District:
4% 2/15/06	2,370	2,417
5% 2/15/07	3,510	3,700
5% 2/15/08	3,825	4,117
5% 2/15/09	4,690	5,105
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,783
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (f)	1,000	999
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	5,000	5,673
5.25% 2/1/07	2,500	2,647
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
5.25% 2/1/08	$ 1,000	$ 1,083
San Antonio Independent School District 7% 8/15/08	5,000	5,765
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,118
Socorro Independent School District 5% 8/15/09	2,070	2,269
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,082
Spring Independent School District 5% 2/15/08	1,875	2,018
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (e)	3,000	3,194
Series 1992 A, 8% 10/1/07	10,000	11,450
Series A, 6% 10/1/08 (MBIA Insured)	10,750	12,101
Series C, 0% 4/1/08 (Escrowed to Maturity) (f)	3,100	2,848
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,105
0% 2/1/05 (MBIA Insured)	3,725	3,720
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,154
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,532
5% 2/15/11 (AMBAC Insured)	1,250	1,373
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,288
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,811
4.5% 7/1/06	1,220	1,241
5% 7/1/07	1,000	1,046
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,026
4% 2/15/08 (FSA Insured)	5,265	5,498
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,245
Series B, 5% 8/15/09	13,555	14,842
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,087
5% 2/15/07 (FGIC Insured)	1,110	1,171
5% 2/15/08 (FGIC Insured)	1,170	1,259
Wichita Falls Independent School District 0% 2/1/10	2,325	1,964
		256,284
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,958
0% 10/1/12 (AMBAC Insured)	3,800	2,816
0% 10/1/13 (AMBAC Insured)	3,760	2,660
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,875
		10,309
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12 (Pre-Refunded to 5/15/09 @ 101) (f)	1,800	2,022
Washington - 6.3%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (b)	1,190	1,277
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,412
5% 1/1/07 (FSA Insured)	1,395	1,467
5.25% 1/1/08 (FSA Insured)	1,515	1,634
5.25% 1/1/09 (FSA Insured)	1,595	1,747
5% 1/1/11 (MBIA Insured)	1,680	1,842
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	7,085
5.75% 12/1/15 (FSA Insured)	2,500	2,864
King County Rural Library District 5% 12/1/06 (FSA Insured)	1,045	1,092
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,918
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,082
5% 1/1/07 (FSA Insured)	5,000	5,258
5.25% 1/1/08 (FSA Insured)	3,500	3,774
Port of Seattle Rev.:
Series B, 5.5% 2/1/07 (MBIA Insured) (e)	5,775	6,112
Series D, 5.75% 11/1/15 (FGIC Insured) (e)	3,640	4,085
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (f)	10,000	10,370
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	$ 1,570	$ 1,596
4.5% 12/1/09 (FGIC Insured)	1,000	1,069
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,141
5% 6/1/10 (FSA Insured)	1,000	1,096
Washington Gen. Oblig.:
Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,677
5% 7/1/11 (FGIC Insured)	1,000	1,104
5.5% 7/1/11	3,500	3,900
Series C, 5% 1/1/08 (FSA Insured)	8,320	8,935
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,314
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,197
		118,841
West Virginia - 0.2%
West Virginia Gen. Oblig. 5.5% 6/1/07 (FSA Insured)	1,905	2,043
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,546
		4,589
Wisconsin - 1.6%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (c)(e)	5,000	4,988
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,752
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (c)	15,000	15,374
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,073
5% 8/15/10	1,870	2,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (f)	$ 2,230	$ 2,345
5% 7/1/07	1,500	1,593
		30,129
TOTAL MUNICIPAL BONDS (Cost $1,904,915)		1,925,911
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 1.99% (a)(d) (Cost $8,423)	8,422,800	8,423
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,913,338)		1,934,334
NET OTHER ASSETS - (2.3)%	(44,301)
NET ASSETS - 100%	$ 1,890,033
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,390,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	47.3%
Electric Utilities	14.3%
Escrowed/Pre-Refunded	9.5%
Transportation	7.1%
Health Care	5.9%
Special Tax	5.2%
Education	5.1%
Others* (individually less than 5%)	5.6%
100.0%
*Includes net other assets
Income Tax Information
The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $4,712,000 or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2004

Assets
Investment in securities, at value (cost $1,913,338) - See accompanying schedule		$ 1,934,334
Cash		4,734
Receivable for fund shares sold		1,308
Interest receivable		23,980
Prepaid expenses		7
Other receivables		77
Total assets		1,964,440

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 69,921
Payable for fund shares redeemed	2,485
Distributions payable	1,167
Accrued management fee	595
Distribution fees payable	18
Other affiliated payables	157
Other payables and accrued expenses	64
Total liabilities		74,407

Net Assets		$ 1,890,033
Net Assets consist of:
Paid in capital		$ 1,867,621
Undistributed net investment income		190
Accumulated undistributed net realized gain (loss) on investments		1,226
Net unrealized appreciation (depreciation) on investments		20,996
Net Assets		$ 1,890,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,478 ÷ 1,201 shares)	$ 10.39

Maximum offering price per share (100/96.25 of $10.39)	$ 10.79
Class T: Net Asset Value and redemption price per share ($20,088 ÷ 1,936.2 shares)	$ 10.37

Maximum offering price per share (100/97.25 of $10.37)	$ 10.66
Class B: Net Asset Value and offering price per share ($3,826 ÷ 368.3 shares) A	$ 10.39

Class C: Net Asset Value and offering price per share ($11,377 ÷ 1,096 shares) A	$ 10.38

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,841,011 ÷ 177,415 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,253 ÷ 120.7 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2004

Investment Income
Interest		$ 56,396

Expenses
Management fee	$ 6,959
Transfer agent fees	1,406
Distribution fees	198
Accounting fees and expenses	367
Non-interested trustees' compensation	10
Custodian fees and expenses	31
Registration fees	155
Audit	49
Legal	6
Miscellaneous	47
Total expenses before reductions	9,228
Expense reductions	(269)	8,959
Net investment income		47,437
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,712
Change in net unrealized appreciation (depreciation) on investment securities		(22,609)
Net gain (loss)		(17,897)
Net increase (decrease) in net assets resulting from operations		$ 29,540

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 47,437	$ 48,400
Net realized gain (loss)	4,712	12,717
Change in net unrealized appreciation (depreciation)	(22,609)	(8,571)
Net increase (decrease) in net assets resulting from operations	29,540	52,546
Distributions to shareholders from net investment income	(47,598)	(48,268)
Distributions to shareholders from net realized gain	(3,486)	(12,396)
Total distributions	(51,084)	(60,664)
Share transactions - net increase (decrease)	37,160	199,628
Redemption fees	65	43
Total increase (decrease) in net assets	15,681	191,553

Net Assets
Beginning of period	1,874,352	1,682,799
End of period (including undistributed net investment income of $190 and undistributed net investment income of $351, respectively)	$ 1,890,033	$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	.250	.115
Net realized and unrealized gain (loss)	(.090)	.071
Total from investment operations	.160	.186
Distributions from net investment income	(.251)	(.111)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.270)	(.176)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.39	$ 10.50
Total ReturnB,C,D	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.65%	.65%A
Expenses net of voluntary waivers, if any	.65%	.65%A
Expenses net of all reductions	.64%	.64%A
Net investment income	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 9
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.238	.110
Net realized and unrealized gain (loss)	(.089)	.050
Total from investment operations	.149	.160
Distributions from net investment income	(.240)	(.105)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.259)	(.170)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.37	$ 10.48
Total ReturnB,C,D	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before expense reductions	.76%	.77%A
Expenses net of voluntary waivers, if any	.76%	.77%A
Expenses net of all reductions	.75%	.76%A
Net investment income	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 12
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	.172	.081
Net realized and unrealized gain (loss)	(.080)	.059
Total from investment operations	.092	.140
Distributions from net investment income	(.173)	(.075)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.192)	(.140)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.39	$ 10.49
Total ReturnB,C,D	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.40%	1.40%A
Expenses net of voluntary waivers, if any	1.40%	1.40%A
Expenses net of all reductions	1.39%	1.39%A
Net investment income	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.159	.077
Net realized and unrealized gain (loss)	(.080)	.048
Total from investment operations	.079	.125
Distributions from net investment income	(.160)	(.070)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.179)	(.135)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.38	$ 10.48
Total ReturnB,C,D	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%	1.50%A
Expenses net of voluntary waivers, if any	1.52%	1.50%A
Expenses net of all reductions	1.51%	1.49%A
Net investment income	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

Years ended December 31,	2004	2003	2002	2001	2000F	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Income from Investment Operations
Net investment incomeD	.268	.283	.336	.396G	.139	.399
Net realized and unrealized gain (loss)	(.080)	.030	.317	.173G	.092	.034
Total from investment operations	.188	.313	.653	.569	.231	.433
Distributions from net investment income	(.269)	(.283)	(.339)	(.396)	(.140)	(.400)
Distributions from net realized gain	(.019)	(.070)	(.064)	(.023)	(.001)	-
Distributions in excess of net realized gain	-	-	-	-	-	(.003)
Total distributions	(.288)	(.353)	(.403)	(.419)	(.141)	(.403)
Redemption fees added to paid in capital	-D,I	-D,I	-D,I	-D,I	-	-
Net asset value, end of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03
Total ReturnB,C	1.82%	3.01%	6.47%	5.70%	2.32%	4.45%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%	.49%	.49%	.49%	.49%A	.55%
Expenses net of voluntary waivers, if any	.48%	.49%	.49%	.49%	.49%A	.54%
Expenses net of all reductions	.47%	.47%	.45%	.41%	.45%A	.54%
Net investment income	2.57%	2.69%	3.23%	3.85%G	4.17%A	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,841	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904
Portfolio turnover rate	45%	34%	38%	43%	106%A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the four months ended December 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the year ended August 31.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	.265	.125
Net realized and unrealized gain (loss)	(.088)	.059
Total from investment operations	.177	.184
Distributions from net investment income	(.268)	(.119)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.287)	(.184)
Redemption fees added to paid in capitalD	-G	-G
Net asset value, end of period	$ 10.38	$ 10.49
Total ReturnB,C	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before expense reductions	.49%	.48%A
Expenses net of voluntary waivers, if any	.49%	.48%A
Expenses net of all reductions	.48%	.47%A
Net investment income	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,253	$ 414
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 24,516
Unrealized depreciation	(3,520)
Net unrealized appreciation (depreciation)	20,996
Undistributed ordinary income	194
Undistributed long-term capital gain	254
Cost for federal income tax purposes	$ 1,913,338

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 47,598	$ 48,268
Long-term Capital Gains	3,486	12,396
Total	$ 51,084	$ 60,664

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $930,593 and $815,921, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 19	$ -
Class T	0%	.25%	44	-
Class B	.65%	.25%	31	23
Class C	.75%	.25%	104	78
			$ 198	$ 101

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	12
Class B*	8
Class C*	17
$ 62

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.09
Class T	17.10
Class B	3.09
Class C	11.11
Spartan Short-Intermediate Municipal Income	1,363.08
Institutional Class	1.08
	$ 1,406

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $316 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short-Intermediate Municipal Income operating expenses. During the period, this reimbursement reduced the class' expenses by $53.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $17 and $165, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Spartan Short-Intermediate Municipal Income	$ 34

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2004	2003A
From net investment income
Class A	$ 303	$ 41
Class T	403	55
Class B	58	11
Class C	160	31
Spartan Short-Intermediate Municipal Income	46,653	48,127
Institutional Class	21	3
Total	$ 47,598	$ 48,268

Annual Report

7. Distributions to Shareholders - continued

	Years ended December 31,
	2004	2003A
From net realized gain
Class A	$ 23	$ 38
Class T	36	64
Class B	7	14
Class C	20	44
Spartan Short-Intermediate Municipal Income	3,398	12,233
Institutional Class	2	3
Total	$ 3,486	$ 12,396

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares)
to December 31, 2003.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2004	2003A	2004	2003A
Class A
Shares sold	1,095	946	$ 11,465	$ 9,927
Reinvestment of distributions	24	5	253	55
Shares redeemed	(785)	(84)	(8,128)	(882)
Net increase (decrease)	334	867	$ 3,590	$ 9,100
Class T
Shares sold	1,569	1,169	$ 16,393	$ 12,269
Reinvestment of distributions	30	8	309	80
Shares redeemed	(818)	(22)	(8,551)	(231)
Net increase (decrease)	781	1,155	$ 8,151	$ 12,118
Class B
Shares sold	214	234	$ 2,231	$ 2,454
Reinvestment of distributions	4	2	42	17
Shares redeemed	(84)	(2)	(870)	(16)
Net increase (decrease)	134	234	$ 1,403	$ 2,455
Class C
Shares sold	658	777	$ 6,848	$ 8,150
Reinvestment of distributions	10	3	103	36
Shares redeemed	(295)	(57)	(3,054)	(598)
Net increase (decrease)	373	723	$ 3,897	$ 7,588

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2004	2003A	2004	2003A
Spartan Short-Intermediate Municipal Income
Shares sold	75,115	89,461	$ 784,282	$ 942,790
Reinvestment of distributions	3,669	4,591	38,189	48,317
Shares redeemed	(77,123)	(78,187)	(803,196)	(823,154)
Net increase (decrease)	1,661	15,865	$ 19,275	$ 167,953
Institutional Class
Shares sold	110	41	$ 1,153	$ 434
Reinvestment of distributions	1	1	8	4
Shares redeemed	(30)	(2)	(317)	(24)
Net increase (decrease)	81	40	$ 844	$ 414

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Short-Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Mark Sommer (44)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Advisor Short-Intermediate Municipal Income voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/07/05	02/04/05	$.003
Class T	02/07/05	02/04/05	$.003
Class B	02/07/05	02/04/05	$.003
Class C	02/07/05	02/04/05	$.003

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 11.57% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004 The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-UANN-0205
1.796655.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Institutional Class

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® Short-Intermediate
Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	1.71%	4.62%	4.71%

A The initial offering of Institutional Class shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan® Short-Intermediate Municipal Income Fund, the original retail class of the fund.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Institutional Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the year ending December 31, 2004, the fund's Institutional Class shares returned 1.71%. During the same period, the LipperSM Short-Intermediate Municipal Debt Funds Average rose 1.63% and the Lehman Brothers 1-6 Year Municipal Bond Index returned 2.04%. Short-intermediate municipal bond prices came under some pressure as short-term interest rates and bond yields moved higher. In this environment, I believe my approach to managing the fund's interest rate sensitivity - which involved keeping it in line with the Lehman Brothers index - helped performance given that both the fund and the index had less interest rate sensitivity than the Lipper peer group average. Also aiding performance was our stake in lower-quality investment-grade muni bonds, which performed quite well as investors sought out their high yields, which in turn helped cushion their prices from rising interest rates. However, my decision to avoid non-investment-grade muni bonds likely detracted from performance because they generally outpaced higher-quality munis. Throughout the period, I kept the fund's investments tilted toward bonds issued from states that don't give their own bonds preferential tax treatment, as these securities tended to be more attractively valued. Specifically, I preferred bonds issued in states such as Texas, where there's no state income tax, and Illinois, where all bonds are subject to Illinois state income tax.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,022.00	$ 3.25
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 3.25
Class T
Actual	$ 1,000.00	$ 1,020.50	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class B
Actual	$ 1,000.00	$ 1,018.20	$ 7.05
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.05
Class C
Actual	$ 1,000.00	$ 1,017.60	$ 7.66
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.66
Spartan Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,022.90	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.44
Institutional Class
Actual	$ 1,000.00	$ 1,022.90	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.44

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%
Class T	.75%
Class B	1.39%
Class C	1.51%
Spartan Short-Intermediate Municipal Income	.48%
Institutional Class	.48%

Annual Report

Investment Changes

Top Five States as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.6	12.6
Illinois	9.7	8.8
California	8.2	8.5
New York	6.9	7.6
Washington	6.3	8.6
Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	47.3	43.2
Electric Utilities	14.3	15.5
Escrowed/Pre-Refunded	9.5	10.3
Transportation	7.1	7.1
Health Care	5.9	6.7
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	3.3	3.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	3.0	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 61.3%	AAA 59.6%
AA,A 32.9%	AA,A 31.7%
BBB 5.8%	BBB 6.4%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 1.9%	Not Rated 1.5%
Short-Term Investments and Net Other Assets* (1.9)%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 101.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.5%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (f)	$ 2,000	$ 2,112
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,750	1,853
5.25% 10/1/08 (MBIA Insured) (e)	2,900	3,113
5.75% 10/1/09 (MBIA Insured) (e)	4,000	4,406
Jefferson County Gen. Oblig. Series 2003 A, 5% 4/1/07 (MBIA Insured)	3,000	3,174
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,310
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (f)	5,000	5,675
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	13,460	14,805
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	4,470
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,025	2,240
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,054
5% 2/1/08 (MBIA Insured)	1,475	1,589
		46,801
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (e)	1,950	1,980
5.85% 7/1/13 (AMBAC Insured) (e)	3,285	3,616
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,880
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,895
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,669
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,378
0% 6/30/07 (MBIA Insured)	7,050	6,584
0% 6/30/08 (MBIA Insured)	4,240	3,834
		29,836
Arizona - 0.9%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,221
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,562
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	$ 7,060	$ 8,220
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 7% 1/1/05	760	760
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,027
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,185
		17,975
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,086
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,037
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,032
4.25% 9/1/07 (FGIC Insured)	2,175	2,280
		5,435
California - 8.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	29,269
5.25% 5/1/10 (MBIA Insured)	1,200	1,342
California Gen. Oblig.:
5% 2/1/09	1,640	1,779
5% 2/1/10	2,000	2,185
5% 12/1/11 (MBIA Insured)	8,000	8,933
5.125% 9/1/12	1,000	1,088
5.25% 2/1/10 (FSA Insured)	7,265	8,105
5.25% 2/1/11	5,775	6,403
5.5% 3/1/11 (FGIC Insured)	3,210	3,646
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,994
5.75% 10/1/08	1,085	1,206
6.4% 9/1/08	3,075	3,473
6.5% 9/1/10	1,740	2,033
8% 11/1/07 (FGIC Insured)	7,000	7,675
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(e)	15,000	15,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (c)(e)	$ 5,000	$ 4,978
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,157
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,219
5% 6/1/08	6,000	6,434
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (c)	10,000	10,060
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	8,000	7,941
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (b)	1,770	1,839
5.25% 7/1/08 (MBIA Insured) (b)	855	907
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,384
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (e)	3,490	3,529
5.5% 5/15/06 (e)	3,000	3,116
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (e)	1,495	1,567
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,775
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	8,955	9,390
		155,596
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (f)	4,500	3,681
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (f)	2,200	2,111
0% 9/1/07 (Escrowed to Maturity) (f)	3,200	2,977
		8,769
Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2002 C, 5% 12/15/08	1,930	2,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$ 1,275	$ 1,324
4.5% 7/1/08 (MBIA Insured)	1,045	1,113
5% 7/1/09 (MBIA Insured)	1,000	1,093
Connecticut Spl. Oblig. Series 2004 A:
4% 12/30/05	3,205	3,264
5% 12/30/07	4,535	4,874
		13,775
District Of Columbia - 1.9%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,315
5% 1/1/06 (AMBAC Insured)	1,000	1,027
5% 1/1/07 (AMBAC Insured)	1,000	1,049
5.25% 1/1/08 (AMBAC Insured)	935	1,009
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,958
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,439
Series A:
5% 6/1/06	3,480	3,602
5% 6/1/07	2,810	2,963
5.25% 6/1/09 (FSA Insured)	1,000	1,101
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (c)(f)	9,000	9,854
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (e)	6,460	6,966
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (e)	1,750	1,795
4% 10/1/07 (FSA Insured) (e)	1,000	1,033
		35,111
Florida - 6.2%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	547
Broward County School District Series A, 5% 2/15/08	5,810	6,256
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,039
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,599
5.2% 7/15/07 (AMBAC Insured)	8,000	8,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Series B:
6% 7/1/14 (FGIC Insured)	$ 500	$ 575
6% 7/1/15 (FGIC Insured)	1,200	1,379
Florida Dept. of Envir. Protection Preservation Rev. Series B, 5% 7/1/07 (MBIA Insured)	19,020	20,246
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (c)	20,300	20,441
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	11,229
4.25%, tender 8/1/07 (c)(e)	6,000	6,124
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,503
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,481
5% 4/1/08 (AMBAC Insured)	2,825	3,052
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,635
Miami-Dade County School District Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,617
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,635
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (c)	2,910	2,908
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (e)	1,500	1,558
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	10,024
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured) (b)	1,150	1,177
4.5% 7/1/08 (MBIA Insured) (b)	1,250	1,317
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (c)	2,000	1,996
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured) (b)	2,135	2,223
		117,121
Georgia - 1.3%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (f)	6,000	6,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	$ 1,505	$ 1,641
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,415
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,837
Series C, 6.5% 7/1/07	2,185	2,406
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,100	7,281
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,054
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,181
		24,064
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,700
Hawaii Gen. Oblig.:
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,374
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,643
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	33,021
		43,738
Illinois - 9.7%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,430
5% 1/1/08 (MBIA Insured)	1,190	1,279
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,119
5% 1/1/07 (FGIC Insured)	1,000	1,052
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,051
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,334
5% 1/1/11 (AMBAC Insured)	3,625	3,955
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (e)	2,670	2,793
Series A, 5.5% 1/1/08 (AMBAC Insured)	5,000	5,253
5.5% 1/1/10 (AMBAC Insured) (e)	5,000	5,464
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,326
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,767
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	$ 12,825	$ 14,003
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,919
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,941
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,311
Series A:
4% 6/1/06 (AMBAC Insured)	1,050	1,055
4.25% 6/1/08 (AMBAC Insured)	3,600	3,702
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,292
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,984
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,876
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	6,158
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,098
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,827
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	6,100	6,241
Series B, 3.1%, tender 7/1/07 (c)	3,900	3,946
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,640	2,983
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (c)(e)	6,100	6,139
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,499
5.25% 4/1/08 (MBIA Insured)	1,035	1,124
5.25% 4/1/10 (MBIA Insured)	2,600	2,886
5.5% 8/1/10	1,415	1,588
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (f)	7,075	8,129
Series A, 5% 10/1/09	2,600	2,847
5% 6/1/07	6,265	6,639
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	$ 500	$ 518
5% 5/15/08	700	727
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,575
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,831
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,631
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5.25% 10/1/05 (FGIC Insured)	560	573
5.25% 10/1/06 (FGIC Insured)	695	730
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,598
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (f)	2,375	2,202
0% 12/1/07 (FGIC Insured)	625	576
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,193
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,501
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,342
		183,151
Indiana - 1.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
5% 1/15/10 (FSA Insured)	1,835	2,006
5% 1/15/11 (FSA Insured)	1,910	2,096
5% 1/15/12 (FSA Insured)	1,990	2,191
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	1,000	1,029
5.5% 11/15/06	1,000	1,054
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (e)	1,325	1,343
5% 1/1/08 (MBIA Insured) (e)	1,550	1,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	$ 3,000	$ 3,304
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,536
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	4,000	4,159
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,958
		30,320
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	2,400	2,511
Series C, 2.38%, tender 9/1/05 (c)	4,000	3,985
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (c)	2,500	2,491
		8,987
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,271
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,490
0% 1/1/09 (AMBAC Insured)	2,000	1,779
		12,540
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,100	3,263
Maryland - 0.8%
Baltimore Gen. Oblig. Series A, 5.5% 10/15/18 (Pre-Refunded to 10/15/10 @ 102) (f)	1,700	1,959
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,702
Prince Georges County Gen. Oblig.:
Series 2004 C, 5% 12/1/10	3,770	4,191
Series 2004 D, 5% 12/1/11	5,830	6,464
		14,316
Massachusetts - 5.0%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	8,018
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C: - continued
5.875% 8/1/08	$ 1,630	$ 1,778
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,380
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (f)	2,570	2,916
Series 2001 A, 5.5% 1/1/11	5,000	5,628
Series 2002 B, 5% 2/1/06	40,000	41,181
Series 2003 A, 5.375% 8/1/08	5,165	5,660
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,994
5.5% 10/1/10 (MBIA Insured)	1,130	1,276
Series A:
4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (f)	2,055	2,193
5.5% 2/1/07 (MBIA Insured)	7,500	7,978
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,793
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,006
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (f)	3,000	3,170
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (e)	2,800	2,848
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,029
		94,099
Michigan - 3.6%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	2,000	2,101
Chippewa Valley Schools:
4% 5/1/06	1,000	1,023
4% 5/1/07	2,610	2,704
5% 5/1/08	1,260	1,360
Detroit City School District 5.05% 5/1/06	4,845	5,016
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,835
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,292
Series A:
5% 4/1/06 (FSA Insured) (b)	2,200	2,266
5% 4/1/07 (FSA Insured) (b)	6,910	7,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Gen. Oblig.: - continued
5% 4/1/08 (MBIA Insured)	$ 14,545	$ 15,664
5% 4/1/09 (MBIA Insured)	10,620	11,583
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (f)	2,000	2,292
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	1,990
Hazel Park School District 5% 5/1/08	1,275	1,376
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,345
		68,137
Minnesota - 0.7%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,625
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,448
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2005 A, 5% 9/1/06 (b)	2,340	2,413
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,280
5.25% 12/1/10	500	533
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,346
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. 5% 1/1/08 (AMBAC Insured)	2,410	2,592
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,039
		14,276
Mississippi - 0.5%
Jackson Wtr. & Swr. Sys. Rev. Series 2003, 5% 9/1/07 (FSA Insured)	5,825	6,203
Mississippi Gen. Oblig. 5.25% 9/1/07	1,750	1,877
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (e)	1,190	1,271
		9,351
Missouri - 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,424
Series B, 5% 2/1/11 (FGIC Insured)	1,850	2,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Kansas City School District Bldg. Corp. Rev.: - continued
Series A:
5% 2/1/07 (FGIC Insured)	$ 1,020	$ 1,075
5% 2/1/08 (FGIC Insured)	2,000	2,144
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,193
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,704
		11,570
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	3,085
Nebraska - 2.0%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,019
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,149
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,946
0% 1/1/07 (MBIA Insured)	4,000	3,803
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,753
		37,670
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (e)	800	811
5% 7/1/06 (AMBAC Insured) (e)	800	831
5% 7/1/08 (AMBAC Insured) (e)	2,215	2,371
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,910
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,322
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,935
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (f)	1,600	1,831
Series C, 5% 6/15/10 (MBIA Insured)	1,000	1,097
Series D, 5% 6/15/09 (MBIA Insured)	13,890	15,207
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,649
		30,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - 4.2%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	$ 920	$ 986
5% 1/1/09 (AMBAC Insured)	1,000	1,085
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (b)	1,225	1,322
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (b)	4,000	4,425
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,889
New Jersey Economic Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (c)(e)	5,000	4,991
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (c)	16,250	16,310
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	6,300	6,544
Series 2005 A, 5% 12/15/07 (MBIA Insured) (b)	5,000	5,317
Series A, 5.25% 12/15/08 (MBIA Insured) (b)	15,000	16,343
Series B, 5.25% 12/15/10 (FGIC Insured)	4,550	5,090
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,089
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (f)	7,000	8,002
		79,393
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,581
New Mexico - 1.8%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (c)	7,000	6,935
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,624
Sandoval Co. Incentive Payment Rev. 4.25% 12/1/06	13,750	14,139
		34,698
New York - 6.9%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,303
5% 1/1/12	1,175	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (f)	$ 270	$ 281
5.375% 7/1/09 (Escrowed to Maturity) (f)	3,635	4,071
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,387
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	869
5% 9/1/12 (FGIC Insured)	1,500	1,667
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,837
Series 2004 G, 5% 8/1/09	8,000	8,679
Series A, 5.25% 11/1/14 (MBIA Insured)	600	664
Series E, 6% 8/1/11	60	64
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,100
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,937
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,393
Series A, 5.75% 7/1/13	3,500	3,959
Series 2003 A:
5% 1/1/06	1,250	1,284
5% 1/1/07	10,855	11,387
5% 3/15/08	2,000	2,151
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (f)	2,615	2,868
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,828
4.5% 2/1/08	1,500	1,594
5% 2/1/09	2,035	2,218
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,085
Series A1:
5.25% 6/1/12	5,000	5,183
5.25% 6/1/13	17,500	18,666
Series B1, 5% 6/1/06	17,815	18,398
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (f)	3,745	4,296
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (f)	10,000	11,025
		130,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,200	$ 1,264
127th Series, 5% 12/15/08 (AMBAC Insured) (e)	3,510	3,764
		5,028
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,171
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,333
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,693
Series A, 5.5% 1/1/10	3,000	3,262
Series B:
6% 1/1/05	2,000	2,000
6% 1/1/06	5,995	6,190
Series C, 5% 1/1/08	1,190	1,259
Series D, 5.375% 1/1/10	3,715	4,019
		24,927
Ohio - 2.0%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,930
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,046
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,498
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (c)	2,300	2,295
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series 2004 A, 5% 4/1/08	1,935	2,086
(Adult Correctional Bldg. Fund Prog.) Series A, 5.75% 4/1/08	3,555	3,914
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	2,125
Series IIA, 5.25% 12/1/05	5,000	5,138
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,413
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Univ. Gen. Receipts Athens: - continued
5% 12/1/07 (FSA Insured)	$ 1,285	$ 1,376
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	7,000	7,046
		38,649
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,314
Oregon - 0.7%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,333
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/06 (FSA Insured)	1,280	1,339
5.25% 8/1/07 (FSA Insured)	1,350	1,447
5.25% 8/1/08 (FSA Insured)	1,425	1,558
Oregon Dept. Administrative Services 5% 9/1/07 (FSA Insured)	1,750	1,868
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,090
5% 5/1/11 (FSA Insured)	1,000	1,098
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,113
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,806
		13,652
Pennsylvania - 3.8%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,579
5.5% 6/15/06	3,065	3,179
5.5% 6/15/07	2,000	2,135
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,734
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,210
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(e)	10,000	10,103
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,880
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (c)(e)	6,200	6,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	$ 1,750	$ 1,895
Series B:
5% 9/1/06 (b)	4,510	4,643
5% 9/1/07 (b)	5,570	5,852
5.25% 9/1/08 (b)	5,860	6,304
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	3,061
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,818
5% 5/15/08 (FSA Insured)	5,000	5,374
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,800
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,153
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,957
		71,895
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	2,000	2,077
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,300
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,828
		4,128
South Carolina - 1.9%
Berkeley County School District 7% 4/1/07	2,615	2,871
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,036
5% 8/15/07	1,700	1,797
5% 8/15/08	1,690	1,803
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured) (b)	1,450	1,593
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	$ 1,850	$ 1,987
5% 1/1/09 (FSA Insured)	1,945	2,119
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,752
5% 1/1/07 (FSA Insured)	4,105	4,322
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,349
5.5% 1/1/14 (FGIC Insured) (b)	1,335	1,476
Series D:
5% 1/1/06	2,750	2,825
5% 1/1/07	5,000	5,265
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,094
		35,897
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,310
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,187
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,542
4.5% 9/1/08 (MBIA Insured)	1,620	1,729
4.5% 9/1/09 (MBIA Insured)	1,685	1,806
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (e)	1,675	1,740
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (f)	15,750	11,645
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (f)	15,130	9,791
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,318
		34,068
Texas - 13.6%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,643
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (f)	6,820	3,498
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (e)(f)	940	975
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series A: - continued
6.5% 11/15/05 (MBIA Insured) (e)	$ 6,870	$ 7,123
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,543
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,340
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,858
5% 6/15/10 (FSA Insured)	1,000	1,098
Birdville Independent School District 5% 2/15/10	1,300	1,424
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(e)	6,255	6,439
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,699
College Station Independent School District 5% 2/15/10	1,000	1,095
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,748
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,311
5% 3/1/06 (AMBAC Insured)	3,365	3,464
5% 3/1/07 (FSA Insured)	2,735	2,887
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,333
4.5% 2/15/06	2,245	2,302
5% 2/15/08	2,000	2,152
Dallas Independent School District Series 2005, 5.25% 8/15/08 (b)	2,000	2,146
Del Valle Independent School District 5.5% 2/1/09	1,205	1,334
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,031
5% 3/1/07 (AMBAC Insured)	2,000	2,111
5% 3/1/08 (AMBAC Insured)	2,770	2,978
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,032
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,365
4% 2/15/08 (FSA Insured)	1,145	1,198
5% 2/15/10 (FSA Insured)	1,710	1,873
4% 2/15/06 (FSA Insured)	2,975	3,034
4% 2/15/07 (FSA Insured)	3,115	3,222
Garland Independent School District 0% 2/15/07	1,610	1,521
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	$ 3,710	$ 4,036
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,675
5.5% 3/1/06 (Escrowed to Maturity) (f)	120	124
Houston Wtr. & Swr. Sys. Rev. Series B, 5.5% 12/1/08 (Escrowed to Maturity) (f)	6,000	6,677
Katy Independent School District Series A, 4% 2/15/06	1,335	1,361
Killeen Independent School District 4% 2/15/08	1,200	1,256
La Porte Independent School District 4% 2/15/08	2,000	2,093
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,326
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (f)	5,000	5,598
Lubbock Gen. Oblig.:
5% 2/15/09 (MBIA Insured)	1,615	1,758
5% 2/15/10 (MBIA Insured)	1,845	2,020
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,072
New Braunfels Independent School District 0% 2/1/07	2,000	1,892
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (f)	3,600	4,314
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,171
5%, tender 7/1/08 (FSA Insured) (c)	2,650	2,855
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (c)	7,300	7,328
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (e)	2,000	2,118
Rockwall Independent School District:
4% 2/15/06	2,370	2,417
5% 2/15/07	3,510	3,700
5% 2/15/08	3,825	4,117
5% 2/15/09	4,690	5,105
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,783
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (f)	1,000	999
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	5,000	5,673
5.25% 2/1/07	2,500	2,647
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
5.25% 2/1/08	$ 1,000	$ 1,083
San Antonio Independent School District 7% 8/15/08	5,000	5,765
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,118
Socorro Independent School District 5% 8/15/09	2,070	2,269
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,082
Spring Independent School District 5% 2/15/08	1,875	2,018
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (e)	3,000	3,194
Series 1992 A, 8% 10/1/07	10,000	11,450
Series A, 6% 10/1/08 (MBIA Insured)	10,750	12,101
Series C, 0% 4/1/08 (Escrowed to Maturity) (f)	3,100	2,848
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,105
0% 2/1/05 (MBIA Insured)	3,725	3,720
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,154
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,532
5% 2/15/11 (AMBAC Insured)	1,250	1,373
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,288
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,811
4.5% 7/1/06	1,220	1,241
5% 7/1/07	1,000	1,046
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,026
4% 2/15/08 (FSA Insured)	5,265	5,498
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,245
Series B, 5% 8/15/09	13,555	14,842
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,087
5% 2/15/07 (FGIC Insured)	1,110	1,171
5% 2/15/08 (FGIC Insured)	1,170	1,259
Wichita Falls Independent School District 0% 2/1/10	2,325	1,964
		256,284
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,958
0% 10/1/12 (AMBAC Insured)	3,800	2,816
0% 10/1/13 (AMBAC Insured)	3,760	2,660
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,875
		10,309
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12 (Pre-Refunded to 5/15/09 @ 101) (f)	1,800	2,022
Washington - 6.3%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (b)	1,190	1,277
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,412
5% 1/1/07 (FSA Insured)	1,395	1,467
5.25% 1/1/08 (FSA Insured)	1,515	1,634
5.25% 1/1/09 (FSA Insured)	1,595	1,747
5% 1/1/11 (MBIA Insured)	1,680	1,842
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	7,085
5.75% 12/1/15 (FSA Insured)	2,500	2,864
King County Rural Library District 5% 12/1/06 (FSA Insured)	1,045	1,092
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,918
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,082
5% 1/1/07 (FSA Insured)	5,000	5,258
5.25% 1/1/08 (FSA Insured)	3,500	3,774
Port of Seattle Rev.:
Series B, 5.5% 2/1/07 (MBIA Insured) (e)	5,775	6,112
Series D, 5.75% 11/1/15 (FGIC Insured) (e)	3,640	4,085
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (f)	10,000	10,370
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	$ 1,570	$ 1,596
4.5% 12/1/09 (FGIC Insured)	1,000	1,069
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,141
5% 6/1/10 (FSA Insured)	1,000	1,096
Washington Gen. Oblig.:
Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,677
5% 7/1/11 (FGIC Insured)	1,000	1,104
5.5% 7/1/11	3,500	3,900
Series C, 5% 1/1/08 (FSA Insured)	8,320	8,935
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,314
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,197
		118,841
West Virginia - 0.2%
West Virginia Gen. Oblig. 5.5% 6/1/07 (FSA Insured)	1,905	2,043
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,546
		4,589
Wisconsin - 1.6%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (c)(e)	5,000	4,988
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,752
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (c)	15,000	15,374
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,073
5% 8/15/10	1,870	2,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (f)	$ 2,230	$ 2,345
5% 7/1/07	1,500	1,593
		30,129
TOTAL MUNICIPAL BONDS (Cost $1,904,915)		1,925,911
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 1.99% (a)(d) (Cost $8,423)	8,422,800	8,423
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,913,338)		1,934,334
NET OTHER ASSETS - (2.3)%	(44,301)
NET ASSETS - 100%	$ 1,890,033
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,390,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	47.3%
Electric Utilities	14.3%
Escrowed/Pre-Refunded	9.5%
Transportation	7.1%
Health Care	5.9%
Special Tax	5.2%
Education	5.1%
Others* (individually less than 5%)	5.6%
100.0%
*Includes net other assets
Income Tax Information
The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $4,712,000 or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2004

Assets
Investment in securities, at value (cost $1,913,338) - See accompanying schedule		$ 1,934,334
Cash		4,734
Receivable for fund shares sold		1,308
Interest receivable		23,980
Prepaid expenses		7
Other receivables		77
Total assets		1,964,440

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 69,921
Payable for fund shares redeemed	2,485
Distributions payable	1,167
Accrued management fee	595
Distribution fees payable	18
Other affiliated payables	157
Other payables and accrued expenses	64
Total liabilities		74,407

Net Assets		$ 1,890,033
Net Assets consist of:
Paid in capital		$ 1,867,621
Undistributed net investment income		190
Accumulated undistributed net realized gain (loss) on investments		1,226
Net unrealized appreciation (depreciation) on investments		20,996
Net Assets		$ 1,890,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,478 ÷ 1,201 shares)	$ 10.39

Maximum offering price per share (100/96.25 of $10.39)	$ 10.79
Class T: Net Asset Value and redemption price per share ($20,088 ÷ 1,936.2 shares)	$ 10.37

Maximum offering price per share (100/97.25 of $10.37)	$ 10.66
Class B: Net Asset Value and offering price per share ($3,826 ÷ 368.3 shares) A	$ 10.39

Class C: Net Asset Value and offering price per share ($11,377 ÷ 1,096 shares) A	$ 10.38

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,841,011 ÷ 177,415 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,253 ÷ 120.7 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2004

Investment Income
Interest		$ 56,396

Expenses
Management fee	$ 6,959
Transfer agent fees	1,406
Distribution fees	198
Accounting fees and expenses	367
Non-interested trustees' compensation	10
Custodian fees and expenses	31
Registration fees	155
Audit	49
Legal	6
Miscellaneous	47
Total expenses before reductions	9,228
Expense reductions	(269)	8,959
Net investment income		47,437
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,712
Change in net unrealized appreciation (depreciation) on investment securities		(22,609)
Net gain (loss)		(17,897)
Net increase (decrease) in net assets resulting from operations		$ 29,540

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 47,437	$ 48,400
Net realized gain (loss)	4,712	12,717
Change in net unrealized appreciation (depreciation)	(22,609)	(8,571)
Net increase (decrease) in net assets resulting from operations	29,540	52,546
Distributions to shareholders from net investment income	(47,598)	(48,268)
Distributions to shareholders from net realized gain	(3,486)	(12,396)
Total distributions	(51,084)	(60,664)
Share transactions - net increase (decrease)	37,160	199,628
Redemption fees	65	43
Total increase (decrease) in net assets	15,681	191,553

Net Assets
Beginning of period	1,874,352	1,682,799
End of period (including undistributed net investment income of $190 and undistributed net investment income of $351, respectively)	$ 1,890,033	$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	.250	.115
Net realized and unrealized gain (loss)	(.090)	.071
Total from investment operations	.160	.186
Distributions from net investment income	(.251)	(.111)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.270)	(.176)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.39	$ 10.50
Total ReturnB,C,D	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.65%	.65%A
Expenses net of voluntary waivers, if any	.65%	.65%A
Expenses net of all reductions	.64%	.64%A
Net investment income	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 9
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.238	.110
Net realized and unrealized gain (loss)	(.089)	.050
Total from investment operations	.149	.160
Distributions from net investment income	(.240)	(.105)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.259)	(.170)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.37	$ 10.48
Total ReturnB,C,D	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before expense reductions	.76%	.77%A
Expenses net of voluntary waivers, if any	.76%	.77%A
Expenses net of all reductions	.75%	.76%A
Net investment income	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 12
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	.172	.081
Net realized and unrealized gain (loss)	(.080)	.059
Total from investment operations	.092	.140
Distributions from net investment income	(.173)	(.075)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.192)	(.140)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.39	$ 10.49
Total ReturnB,C,D	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.40%	1.40%A
Expenses net of voluntary waivers, if any	1.40%	1.40%A
Expenses net of all reductions	1.39%	1.39%A
Net investment income	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	.159	.077
Net realized and unrealized gain (loss)	(.080)	.048
Total from investment operations	.079	.125
Distributions from net investment income	(.160)	(.070)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.179)	(.135)
Redemption fees added to paid in capitalE	-H	-H
Net asset value, end of period	$ 10.38	$ 10.48
Total ReturnB,C,D	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%	1.50%A
Expenses net of voluntary waivers, if any	1.52%	1.50%A
Expenses net of all reductions	1.51%	1.49%A
Net investment income	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

Years ended December 31,	2004	2003	2002	2001	2000F	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Income from Investment Operations
Net investment incomeD	.268	.283	.336	.396G	.139	.399
Net realized and unrealized gain (loss)	(.080)	.030	.317	.173G	.092	.034
Total from investment operations	.188	.313	.653	.569	.231	.433
Distributions from net investment income	(.269)	(.283)	(.339)	(.396)	(.140)	(.400)
Distributions from net realized gain	(.019)	(.070)	(.064)	(.023)	(.001)	-
Distributions in excess of net realized gain	-	-	-	-	-	(.003)
Total distributions	(.288)	(.353)	(.403)	(.419)	(.141)	(.403)
Redemption fees added to paid in capital	-D,I	-D,I	-D,I	-D,I	-	-
Net asset value, end of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03
Total ReturnB,C	1.82%	3.01%	6.47%	5.70%	2.32%	4.45%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%	.49%	.49%	.49%	.49%A	.55%
Expenses net of voluntary waivers, if any	.48%	.49%	.49%	.49%	.49%A	.54%
Expenses net of all reductions	.47%	.47%	.45%	.41%	.45%A	.54%
Net investment income	2.57%	2.69%	3.23%	3.85%G	4.17%A	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,841	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904
Portfolio turnover rate	45%	34%	38%	43%	106%A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the four months ended December 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the year ended August 31.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	.265	.125
Net realized and unrealized gain (loss)	(.088)	.059
Total from investment operations	.177	.184
Distributions from net investment income	(.268)	(.119)
Distributions from net realized gain	(.019)	(.065)
Total distributions	(.287)	(.184)
Redemption fees added to paid in capitalD	-G	-G
Net asset value, end of period	$ 10.38	$ 10.49
Total ReturnB,C	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before expense reductions	.49%	.48%A
Expenses net of voluntary waivers, if any	.49%	.48%A
Expenses net of all reductions	.48%	.47%A
Net investment income	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,253	$ 414
Portfolio turnover rate	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 24,516
Unrealized depreciation	(3,520)
Net unrealized appreciation (depreciation)	20,996
Undistributed ordinary income	194
Undistributed long-term capital gain	254
Cost for federal income tax purposes	$ 1,913,338

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 47,598	$ 48,268
Long-term Capital Gains	3,486	12,396
Total	$ 51,084	$ 60,664

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $930,593 and $815,921, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 19	$ -
Class T	0%	.25%	44	-
Class B	.65%	.25%	31	23
Class C	.75%	.25%	104	78
			$ 198	$ 101

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	12
Class B*	8
Class C*	17
$ 62

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.09
Class T	17.10
Class B	3.09
Class C	11.11
Spartan Short-Intermediate Municipal Income	1,363.08
Institutional Class	1.08
	$ 1,406

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $316 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short-Intermediate Municipal Income operating expenses. During the period, this reimbursement reduced the class' expenses by $53.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $17 and $165, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Spartan Short-Intermediate Municipal Income	$ 34

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2004	2003A
From net investment income
Class A	$ 303	$ 41
Class T	403	55
Class B	58	11
Class C	160	31
Spartan Short-Intermediate Municipal Income	46,653	48,127
Institutional Class	21	3
Total	$ 47,598	$ 48,268

Annual Report

7. Distributions to Shareholders - continued

	Years ended December 31,
	2004	2003A
From net realized gain
Class A	$ 23	$ 38
Class T	36	64
Class B	7	14
Class C	20	44
Spartan Short-Intermediate Municipal Income	3,398	12,233
Institutional Class	2	3
Total	$ 3,486	$ 12,396

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2004	2003A	2004	2003A
Class A
Shares sold	1,095	946	$ 11,465	$ 9,927
Reinvestment of distributions	24	5	253	55
Shares redeemed	(785)	(84)	(8,128)	(882)
Net increase (decrease)	334	867	$ 3,590	$ 9,100
Class T
Shares sold	1,569	1,169	$ 16,393	$ 12,269
Reinvestment of distributions	30	8	309	80
Shares redeemed	(818)	(22)	(8,551)	(231)
Net increase (decrease)	781	1,155	$ 8,151	$ 12,118
Class B
Shares sold	214	234	$ 2,231	$ 2,454
Reinvestment of distributions	4	2	42	17
Shares redeemed	(84)	(2)	(870)	(16)
Net increase (decrease)	134	234	$ 1,403	$ 2,455
Class C
Shares sold	658	777	$ 6,848	$ 8,150
Reinvestment of distributions	10	3	103	36
Shares redeemed	(295)	(57)	(3,054)	(598)
Net increase (decrease)	373	723	$ 3,897	$ 7,588

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2004	2003A	2004	2003A
Spartan Short-Intermediate Municipal Income
Shares sold	75,115	89,461	$ 784,282	$ 942,790
Reinvestment of distributions	3,669	4,591	38,189	48,317
Shares redeemed	(77,123)	(78,187)	(803,196)	(823,154)
Net increase (decrease)	1,661	15,865	$ 19,275	$ 167,953
Institutional Class
Shares sold	110	41	$ 1,153	$ 434
Reinvestment of distributions	1	1	8	4
Shares redeemed	(30)	(2)	(317)	(24)
Net increase (decrease)	81	40	$ 844	$ 414

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Short-Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Mark Sommer (44)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Advisor Short-Intermediate Municipal Income voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/07/05	02/04/05	$.003

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 11.57% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004 The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-UANN-0205
1.796657.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, Spartan Municipal Income Fund, Spartan Ohio Municipal Income Fund, Spartan Pennsylvania Municipal Income Fund, and Spartan Short-Intermediate Municipal Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Spartan Michigan Municipal Income Fund	$38,000	$47,000
Spartan Minnesota Municipal Income Fund	$37,000	$46,000
Spartan Municipal Income Fund	$60,000	$66,000
Spartan Ohio Municipal Income Fund	$38,000	$46,000
Spartan Pennsylvania Municipal Income Fund	$37,000	$46,000
Spartan Short-Intermediate Municipal Income Fund	$41,000	$50,000
All funds in the Fidelity Group of Funds audited by PwC	$10,800,000	$10,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Spartan Michigan Municipal Income Fund	$0	$0
Spartan Minnesota Municipal Income Fund	$0	$0
Spartan Municipal Income Fund	$0	$0
Spartan Ohio Municipal Income Fund	$0	$0
Spartan Pennsylvania Municipal Income Fund	$0	$0
Spartan Short-Intermediate Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Spartan Michigan Municipal Income Fund	$2,400	$2,200
Spartan Minnesota Municipal Income Fund	$2,400	$2,200
Spartan Municipal Income Fund	$2,400	$2,200
Spartan Ohio Municipal Income Fund	$2,400	$2,200
Spartan Pennsylvania Municipal Income Fund	$2,400	$2,200
Spartan Short-Intermediate Municipal Income Fund	$2,400	$2,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Spartan Michigan Municipal Income Fund	$1,700	$1,700
Spartan Minnesota Municipal Income Fund	$1,500	$1,500
Spartan Municipal Income Fund	$5,300	$5,500
Spartan Ohio Municipal Income Fund	$1,600	$1,500
Spartan Pennsylvania Municipal Income Fund	$1,500	$1,400
Spartan Short-Intermediate Municipal Income Fund	$2,800	$2,700
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$490,000	$190,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Spartan Michigan Municipal Income Fund	0%
Spartan Minnesota Municipal Income Fund	0%
Spartan Municipal Income Fund	0%
Spartan Ohio Municipal Income Fund	0%
Spartan Pennsylvania Municipal Income Fund	0%
Spartan Short-Intermediate Municipal Income Fund	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by PwC of $2,700,000A and $1,900,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$550,000	$250,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 22, 2005